UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

January 31, 2017

LC2-QTLY-0317
1.9871051.100

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
Adient PLC (a)	2,056	$130,535
BorgWarner, Inc.	5,324	217,379
Gentex Corp.	2,597	54,251
Hertz Global Holdings, Inc. (a)	1,510	31,665
Lear Corp.	327	46,463
The Goodyear Tire & Rubber Co.	7,353	238,164
		718,457
Automobiles - 0.9%
Ford Motor Co.	111,495	1,378,078
General Motors Co.	40,053	1,466,340
Tesla Motors, Inc. (a)	188	47,363
		2,891,781
Distributors - 0.0%
Genuine Parts Co.	212	20,524
Diversified Consumer Services - 0.1%
Graham Holdings Co.	113	58,709
H&R Block, Inc.	5,960	127,902
		186,611
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	3,961	134,040
Carnival Corp. unit	11,634	644,291
Choice Hotels International, Inc.	221	12,266
Extended Stay America, Inc. unit	1,572	25,482
Hilton Grand Vacations, Inc. (a)	135	3,960
Hilton Worldwide Holdings, Inc.	733	42,206
Hyatt Hotels Corp. Class A (a)	771	42,181
International Game Technology PLC	2,754	72,733
Marriott International, Inc. Class A	2,244	189,842
MGM Mirage, Inc. (a)	12,291	353,981
Norwegian Cruise Line Holdings Ltd. (a)	4,024	189,128
Park Hotels & Resorts, Inc.	270	7,328
Royal Caribbean Cruises Ltd.	4,796	449,049
Wendy's Co.	2,183	29,536
Wynn Resorts Ltd.	177	17,953
		2,213,976
Household Durables - 0.4%
CalAtlantic Group, Inc.	1,695	59,105
D.R. Horton, Inc.	4,649	139,052
Garmin Ltd.	3,057	147,623
Harman International Industries, Inc.	1,030	114,495
Lennar Corp.:
Class A	1,656	73,940
Class B	2,199	79,076
Mohawk Industries, Inc. (a)	333	71,875
PulteGroup, Inc.	7,104	152,807
Toll Brothers, Inc. (a)	2,122	66,546
Whirlpool Corp.	1,908	333,690
		1,238,209
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc. (a)	1,125	49,511
Liberty Interactive Corp.:
(Venture Group) Series A (a)	2,022	88,260
QVC Group Series A (a)	5,534	106,142
		243,913
Leisure Products - 0.0%
Brunswick Corp.	438	26,219
Vista Outdoor, Inc. (a)	1,306	37,626
		63,845
Media - 0.9%
Clear Channel Outdoor Holding, Inc. Class A	418	2,069
Comcast Corp. Class A	5,141	387,734
Discovery Communications, Inc.:
Class A (a)	193	5,472
Class C (non-vtg.) (a)	952	26,380
DISH Network Corp. Class A (a)	1,532	90,648
John Wiley & Sons, Inc. Class A	1,153	63,530
Liberty Broadband Corp.:
Class A (a)	1,040	87,027
Class C (a)	2,583	220,433
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	2,432	88,136
Liberty SiriusXM Class C (a)	5,309	190,540
Lions Gate Entertainment Corp.:
Class A	470	13,522
Class B (a)	401	10,743
Live Nation Entertainment, Inc. (a)	1,426	40,812
News Corp.:
Class A	10,023	123,183
Class B	4,652	58,848
Regal Entertainment Group Class A	1,505	34,103
Tegna, Inc.	6,229	142,706
The Madison Square Garden Co. (a)	455	79,930
Time Warner, Inc.	7,674	743,227
Tribune Media Co. Class A	1,864	53,758
Twenty-First Century Fox, Inc.:
Class A	7,571	237,578
Class B	2,662	82,549
Viacom, Inc.:
Class A	44	1,991
Class B (non-vtg.)	1,044	43,994
		2,828,913
Multiline Retail - 0.5%
Dillard's, Inc. Class A	465	26,245
JC Penney Corp., Inc. (a)(b)	8,011	53,273
Kohl's Corp.	5,335	212,493
Macy's, Inc.	8,930	263,792
Target Corp.	15,152	977,001
		1,532,804
Specialty Retail - 0.6%
AutoNation, Inc. (a)	1,019	54,129
Bed Bath & Beyond, Inc.	3,833	154,662
Best Buy Co., Inc.	7,917	352,465
Burlington Stores, Inc. (a)	781	65,370
Cabela's, Inc. Class A (a)	1,640	91,660
CST Brands, Inc.	2,239	107,875
Dick's Sporting Goods, Inc.	493	25,439
Foot Locker, Inc.	352	24,126
GameStop Corp. Class A	2,662	65,192
Gap, Inc.	5,713	131,570
L Brands, Inc.	5,620	338,380
Michaels Companies, Inc. (a)	552	10,858
Murphy U.S.A., Inc. (a)	377	24,015
Penske Automotive Group, Inc.	998	54,251
Signet Jewelers Ltd.	157	12,194
Staples, Inc.	18,211	167,541
Tiffany & Co., Inc. (b)	3,045	239,702
Urban Outfitters, Inc. (a)	512	13,588
		1,933,017
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	6,374	238,069
PVH Corp.	2,259	211,917
Ralph Lauren Corp.	1,537	135,917
		585,903

TOTAL CONSUMER DISCRETIONARY		14,457,953

CONSUMER STAPLES - 8.1%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	80	3,742
Class B (non-vtg.)	609	27,770
Molson Coors Brewing Co. Class B	4,950	477,774
PepsiCo, Inc.	5,262	546,090
The Coca-Cola Co.	27,829	1,156,852
		2,212,228
Food & Staples Retailing - 1.5%
CVS Health Corp.	1,716	135,238
Manitowoc Foodservice, Inc. (a)	1,843	35,349
Wal-Mart Stores, Inc.	43,161	2,880,565
Walgreens Boots Alliance, Inc.	19,502	1,597,994
Whole Foods Market, Inc.	7,388	223,265
		4,872,411
Food Products - 1.9%
Archer Daniels Midland Co.	16,403	725,997
Bunge Ltd.	3,987	275,940
ConAgra Foods, Inc.	2,648	103,510
Flowers Foods, Inc.	326	6,556
Hormel Foods Corp.	888	32,234
Ingredion, Inc.	548	70,248
Kellogg Co.	617	44,862
Lamb Weston Holdings, Inc.	796	29,739
Mead Johnson Nutrition Co. Class A	3,325	234,280
Mondelez International, Inc.	42,608	1,886,682
Pilgrim's Pride Corp. (b)	1,320	25,265
Pinnacle Foods, Inc.	3,275	174,197
Post Holdings, Inc. (a)	705	58,994
The Hain Celestial Group, Inc. (a)	673	26,624
The J.M. Smucker Co.	3,298	448,033
The Kraft Heinz Co.	14,819	1,323,189
TreeHouse Foods, Inc. (a)	1,100	83,468
Tyson Foods, Inc. Class A	4,434	278,411
		5,828,229
Household Products - 2.5%
Clorox Co.	497	59,640
Colgate-Palmolive Co.	20,362	1,314,978
Energizer Holdings, Inc.	1,102	55,618
Kimberly-Clark Corp.	1,536	186,056
Procter & Gamble Co.	72,822	6,379,207
		7,995,499
Personal Products - 0.1%
Coty, Inc. Class A	12,367	237,446
Edgewell Personal Care Co. (a)	1,696	133,713
Nu Skin Enterprises, Inc. Class A	1,021	52,969
		424,128
Tobacco - 1.4%
Philip Morris International, Inc.	39,693	3,815,688
Reynolds American, Inc.	9,003	541,350
		4,357,038

TOTAL CONSUMER STAPLES		25,689,533

ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	12,486	787,617
Diamond Offshore Drilling, Inc. (a)(b)	1,679	27,502
Dril-Quip, Inc. (a)	1,277	79,429
Ensco PLC Class A	8,819	96,303
Frank's International NV	922	10,916
Halliburton Co.	24,527	1,387,492
Helmerich & Payne, Inc.	2,761	196,473
Nabors Industries Ltd.	7,748	125,905
National Oilwell Varco, Inc.	10,613	401,278
Noble Corp.	6,317	42,640
Oceaneering International, Inc.	2,554	71,129
Patterson-UTI Energy, Inc.	4,388	123,040
Rowan Companies PLC (a)	3,279	58,760
RPC, Inc. (b)	1,516	32,624
Schlumberger Ltd.	39,649	3,319,018
Superior Energy Services, Inc.	3,918	69,231
Transocean Ltd. (United States) (a)(b)	9,800	136,906
Weatherford International PLC (a)	26,830	139,784
		7,106,047
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	15,928	1,107,474
Antero Resources Corp. (a)	5,122	125,028
Apache Corp.	3,374	201,833
Cabot Oil & Gas Corp.	3,977	85,426
Cheniere Energy, Inc. (a)	5,555	264,696
Chesapeake Energy Corp. (a)(b)	15,769	101,710
Chevron Corp.	53,494	5,956,557
Cimarex Energy Co.	2,220	300,166
Concho Resources, Inc. (a)	4,050	564,732
ConocoPhillips Co.	35,340	1,723,178
CONSOL Energy, Inc.	6,363	107,789
Continental Resources, Inc. (a)	1,389	67,450
Devon Energy Corp.	13,584	618,615
Diamondback Energy, Inc. (a)	1,998	210,130
Energen Corp. (a)	2,730	147,120
EOG Resources, Inc.	13,901	1,412,064
EQT Corp.	4,935	299,209
Extraction Oil & Gas, Inc.	1,050	18,816
Exxon Mobil Corp.	118,983	9,981,472
Gulfport Energy Corp. (a)	4,691	98,042
Hess Corp.	8,069	437,178
HollyFrontier Corp.	4,490	130,075
Kinder Morgan, Inc.	54,798	1,224,187
Kosmos Energy Ltd. (a)	4,088	26,736
Laredo Petroleum, Inc. (a)	3,742	50,704
Marathon Oil Corp.	24,189	405,166
Marathon Petroleum Corp.	14,993	720,414
Murphy Oil Corp. (b)	4,626	133,738
Newfield Exploration Co. (a)	4,154	166,492
Noble Energy, Inc.	11,992	476,802
Occidental Petroleum Corp.	21,747	1,473,794
Parsley Energy, Inc. Class A (a)	4,968	174,973
PBF Energy, Inc. Class A	3,232	74,950
Phillips 66 Co.	12,844	1,048,327
Pioneer Natural Resources Co.	4,647	837,529
QEP Resources, Inc. (a)	6,845	119,377
Range Resources Corp.	5,669	183,335
Rice Energy, Inc. (a)	4,449	88,224
SM Energy Co.	2,788	85,062
Spectra Energy Corp.	16,850	701,803
Targa Resources Corp.	4,700	270,814
Tesoro Corp.	3,414	276,022
The Williams Companies, Inc.	17,924	516,928
Valero Energy Corp.	13,375	879,540
Whiting Petroleum Corp. (a)	5,254	58,267
World Fuel Services Corp.	2,019	89,805
WPX Energy, Inc. (a)	11,135	155,111
		34,196,860

TOTAL ENERGY		41,302,907

FINANCIALS - 26.5%
Banks - 12.3%
Associated Banc-Corp.	4,625	117,013
Bank of America Corp.	293,231	6,638,750
Bank of Hawaii Corp. (b)	1,102	94,673
BankUnited, Inc.	3,196	122,087
BB&T Corp.	23,089	1,066,481
BOK Financial Corp.	669	55,019
CIT Group, Inc.	5,571	229,469
Citigroup, Inc.	79,179	4,420,564
Citizens Financial Group, Inc.	9,028	326,543
Comerica, Inc.	4,985	336,637
Commerce Bancshares, Inc.	2,561	144,773
Cullen/Frost Bankers, Inc.	1,569	140,269
East West Bancorp, Inc.	4,001	205,811
Fifth Third Bancorp	21,656	565,222
First Hawaiian, Inc.	566	18,672
First Horizon National Corp.	6,721	134,420
First Republic Bank	748	70,559
Huntington Bancshares, Inc.	30,849	417,387
JPMorgan Chase & Co.	103,698	8,775,962
KeyCorp	30,762	552,793
M&T Bank Corp.	4,214	685,070
PacWest Bancorp	3,340	185,036
Peoples United Financial, Inc.	9,894	185,513
PNC Financial Services Group, Inc.	14,217	1,712,580
Popular, Inc.	3,076	136,667
Regions Financial Corp.	36,083	519,956
Signature Bank (a)	565	88,999
SunTrust Banks, Inc.	14,168	805,026
SVB Financial Group (a)	350	60,281
Synovus Financial Corp.	4,355	181,516
TCF Financial Corp.	5,743	99,641
U.S. Bancorp	45,851	2,414,055
Wells Fargo & Co.	130,101	7,328,589
Western Alliance Bancorp. (a)	1,054	52,047
Zions Bancorporation	5,547	234,028
		39,122,108
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	181	27,577
Ameriprise Financial, Inc.	3,099	347,925
Bank of New York Mellon Corp.	29,807	1,333,267
BlackRock, Inc. Class A	3,558	1,330,621
Charles Schwab Corp.	6,900	284,556
CME Group, Inc.	9,609	1,163,458
E*TRADE Financial Corp. (a)	8,002	299,675
Franklin Resources, Inc.	10,247	407,216
Goldman Sachs Group, Inc.	10,984	2,518,851
Interactive Brokers Group, Inc.	1,460	54,516
IntercontinentalExchange, Inc.	8,748	510,533
Invesco Ltd.	9,775	282,693
Lazard Ltd. Class A	3,139	133,345
Legg Mason, Inc.	3,203	101,503
LPL Financial	2,136	83,945
Moody's Corp.	465	48,207
Morgan Stanley	40,656	1,727,473
Northern Trust Corp.	5,862	486,312
Raymond James Financial, Inc.	3,633	272,221
State Street Corp.	11,253	857,479
T. Rowe Price Group, Inc.	1,671	112,692
TD Ameritrade Holding Corp.	705	32,536
The NASDAQ OMX Group, Inc.	3,104	218,956
Thomson Reuters Corp.	8,487	380,439
		13,015,996
Consumer Finance - 1.6%
Ally Financial, Inc.	13,181	278,383
American Express Co.	22,790	1,740,700
Capital One Financial Corp.	13,823	1,207,992
Discover Financial Services	7,949	550,707
Navient Corp.	8,495	127,765
OneMain Holdings, Inc. (a)	1,382	30,929
Santander Consumer U.S.A. Holdings, Inc. (a)	2,756	36,434
SLM Corp. (a)	12,129	144,093
Synchrony Financial	23,956	858,104
		4,975,107
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	53,783	8,827,942
Donnelley Financial Solutions, Inc. (a)	219	5,274
Leucadia National Corp.	10,103	240,957
Valvoline, Inc.	800	18,520
Voya Financial, Inc.	5,715	229,857
		9,322,550
Insurance - 5.2%
AFLAC, Inc.	11,408	798,446
Alleghany Corp. (a)	415	253,802
Allied World Assurance Co. Holdings AG	2,392	127,087
Allstate Corp.	10,593	796,700
American Financial Group, Inc.	1,995	171,909
American International Group, Inc.	28,973	1,861,805
American National Insurance Co.	193	22,502
AmTrust Financial Services, Inc.	2,138	56,422
Arch Capital Group Ltd. (a)	3,259	287,933
Arthur J. Gallagher & Co.	1,608	86,559
Aspen Insurance Holdings Ltd.	1,568	88,435
Assurant, Inc.	1,647	159,973
Assured Guaranty Ltd.	3,879	150,932
Axis Capital Holdings Ltd.	2,726	174,491
Brown & Brown, Inc.	3,163	133,257
Chubb Ltd.	13,082	1,720,152
Cincinnati Financial Corp.	4,277	301,871
CNA Financial Corp.	708	29,488
Endurance Specialty Holdings Ltd.	1,792	166,100
Erie Indemnity Co. Class A	167	18,722
Everest Re Group Ltd.	1,156	254,239
First American Financial Corp.	3,115	117,062
FNF Group	7,521	265,943
Hanover Insurance Group, Inc.	1,102	92,502
Hartford Financial Services Group, Inc.	11,179	544,529
Lincoln National Corp.	5,258	354,968
Loews Corp.	8,037	374,363
Markel Corp. (a)	391	361,675
Mercury General Corp.	709	44,844
MetLife, Inc.	26,481	1,440,831
Old Republic International Corp.	6,943	144,414
Principal Financial Group, Inc.	7,638	436,053
ProAssurance Corp.	1,837	99,933
Progressive Corp.	14,943	559,466
Prudential Financial, Inc.	12,591	1,323,440
Reinsurance Group of America, Inc.	1,778	223,086
RenaissanceRe Holdings Ltd.	1,219	166,174
The Travelers Companies, Inc.	8,287	976,043
Torchmark Corp.	3,323	244,373
Unum Group	6,825	310,060
Validus Holdings Ltd.	2,201	125,457
W.R. Berkley Corp.	2,816	189,263
White Mountains Insurance Group Ltd.	111	100,983
XL Group Ltd.	5,092	191,306
		16,347,593
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	9,669	180,520
Annaly Capital Management, Inc.	28,761	293,937
Chimera Investment Corp.	4,878	85,999
MFA Financial, Inc.	9,631	75,989
Starwood Property Trust, Inc.	7,062	157,200
Two Harbors Investment Corp.	9,007	78,991
		872,636
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	13,266	201,511
TFS Financial Corp.	1,474	25,780
		227,291

TOTAL FINANCIALS		83,883,281

HEALTH CARE - 10.3%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)(b)	257	10,277
Juno Therapeutics, Inc. (a)(b)	159	3,393
Opko Health, Inc. (a)(b)	707	6,144
United Therapeutics Corp. (a)	883	144,485
		164,299
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	44,026	1,838,966
Alere, Inc. (a)	2,048	75,776
Baxter International, Inc.	12,677	607,355
Danaher Corp.	12,710	1,066,623
Dentsply Sirona, Inc.	6,489	367,926
Hill-Rom Holdings, Inc.	109	6,417
Medtronic PLC	39,987	3,039,812
Teleflex, Inc.	989	165,885
The Cooper Companies, Inc.	275	50,768
Zimmer Biomet Holdings, Inc.	2,478	293,222
		7,512,750
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	1,247	47,847
Aetna, Inc.	6,446	764,560
Anthem, Inc.	5,492	846,537
Brookdale Senior Living, Inc. (a)	5,360	80,239
Cardinal Health, Inc.	631	47,300
Centene Corp. (a)	1,290	81,618
Cigna Corp.	4,840	707,705
DaVita HealthCare Partners, Inc. (a)	2,805	178,819
Envision Healthcare Corp. (a)	883	60,044
Express Scripts Holding Co. (a)	2,141	147,472
HCA Holdings, Inc. (a)	2,770	222,376
Humana, Inc.	230	45,655
Laboratory Corp. of America Holdings (a)	1,601	214,870
LifePoint Hospitals, Inc. (a)	972	57,688
MEDNAX, Inc. (a)	710	48,529
Premier, Inc. (a)	824	26,253
Quest Diagnostics, Inc.	4,136	380,181
Universal Health Services, Inc. Class B	1,799	202,621
Wellcare Health Plans, Inc. (a)	91	13,244
		4,173,558
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	4,864	56,957
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	6,728	329,470
Bio-Rad Laboratories, Inc. Class A (a)	607	115,379
PerkinElmer, Inc.	2,626	139,677
QIAGEN NV (a)	6,017	174,373
Quintiles Transnational Holdings, Inc. (a)	740	58,083
Thermo Fisher Scientific, Inc.	6,114	931,712
VWR Corp. (a)	1,913	49,566
		1,798,260
Pharmaceuticals - 6.0%
Allergan PLC	3,905	854,765
Endo International PLC (a)	5,341	65,374
Johnson & Johnson	65,002	7,361,477
Mallinckrodt PLC (a)	3,014	146,872
Merck & Co., Inc.	78,924	4,892,499
Mylan N.V. (a)	8,960	340,928
Patheon NV	353	10,128
Perrigo Co. PLC	3,975	302,696
Pfizer, Inc.	159,283	5,054,050
		19,028,789

TOTAL HEALTH CARE		32,734,613

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.6%
Arconic, Inc.	12,569	286,448
General Dynamics Corp.	4,060	735,185
Huntington Ingalls Industries, Inc.	198	38,404
L3 Technologies, Inc.	2,201	349,277
Orbital ATK, Inc.	1,658	144,163
Raytheon Co.	5,246	756,263
Spirit AeroSystems Holdings, Inc. Class A	1,721	103,346
Textron, Inc.	5,208	246,703
United Technologies Corp.	22,076	2,421,075
		5,080,864
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	1,403	73,068
Airlines - 0.6%
Alaska Air Group, Inc.	559	52,445
American Airlines Group, Inc.	15,116	668,883
Copa Holdings SA Class A	894	87,156
Delta Air Lines, Inc.	4,788	226,185
JetBlue Airways Corp. (a)	8,189	160,586
Spirit Airlines, Inc. (a)	2,082	112,511
United Continental Holdings, Inc. (a)	9,042	637,190
		1,944,956
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	1,411	56,369
Johnson Controls International PLC	20,332	894,201
Lennox International, Inc.	65	10,193
Masco Corp.	3,576	117,829
Owens Corning	3,120	172,380
USG Corp. (a)	2,255	68,980
		1,319,952
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	1,252	69,486
LSC Communications, Inc.	186	4,877
R.R. Donnelley & Sons Co.	581	9,970
Republic Services, Inc.	6,617	379,683
Stericycle, Inc. (a)	117	9,025
Waste Management, Inc.	2,157	149,912
		622,953
Construction & Engineering - 0.3%
AECOM (a)	4,449	164,302
Chicago Bridge & Iron Co. NV	3,046	101,158
Fluor Corp.	3,853	213,842
Jacobs Engineering Group, Inc.	3,374	197,548
KBR, Inc.	3,703	62,988
Quanta Services, Inc. (a)	3,095	111,080
Valmont Industries, Inc.	174	25,056
		875,974
Electrical Equipment - 0.9%
AMETEK, Inc.	5,273	269,450
Eaton Corp. PLC	12,969	917,946
Emerson Electric Co.	15,365	901,311
Fortive Corp.	6,368	352,214
Hubbell, Inc. Class B	507	61,895
Regal Beloit Corp.	1,158	84,071
Rockwell Automation, Inc.	799	118,244
		2,705,131
Industrial Conglomerates - 2.1%
Carlisle Companies, Inc.	1,299	141,734
General Electric Co.	211,260	6,274,422
ITT, Inc.	2,641	107,938
Roper Technologies, Inc.	1,364	261,683
		6,785,777
Machinery - 2.1%
AGCO Corp.	1,993	125,160
Allison Transmission Holdings, Inc.	4,057	141,914
Caterpillar, Inc.	15,915	1,522,429
Colfax Corp. (a)	2,899	113,061
Crane Co.	1,427	102,801
Cummins, Inc.	4,516	663,897
Deere & Co.	6,753	722,909
Donaldson Co., Inc.	248	10,478
Dover Corp.	4,326	336,347
Flowserve Corp.	1,325	65,137
IDEX Corp.	455	41,023
Ingersoll-Rand PLC	3,681	292,087
Lincoln Electric Holdings, Inc.	583	48,605
Oshkosh Corp.	2,024	140,931
PACCAR, Inc.	8,800	592,328
Parker Hannifin Corp.	3,742	550,560
Pentair PLC	4,642	272,160
Snap-On, Inc.	403	73,157
Stanley Black & Decker, Inc.	3,771	467,604
Terex Corp.	3,109	98,866
Timken Co.	1,827	81,119
Trinity Industries, Inc.	4,267	117,513
Xylem, Inc.	2,458	121,204
		6,701,290
Marine - 0.0%
Kirby Corp. (a)	1,541	99,317
Professional Services - 0.1%
Dun & Bradstreet Corp.	563	69,035
Manpower, Inc.	1,898	181,183
Nielsen Holdings PLC	2,247	91,925
		342,143
Road & Rail - 1.6%
AMERCO	60	22,600
CSX Corp.	27,175	1,260,648
Genesee & Wyoming, Inc. Class A (a)	2,054	154,789
Kansas City Southern	3,084	264,946
Norfolk Southern Corp.	8,426	989,718
Old Dominion Freight Lines, Inc.	663	58,530
Ryder System, Inc.	1,571	121,910
Union Pacific Corp.	20,249	2,158,138
		5,031,279
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	1,291	46,967
Herc Holdings, Inc. (a)	501	24,885
MSC Industrial Direct Co., Inc. Class A	782	79,881
United Rentals, Inc. (a)	334	42,254
WESCO International, Inc. (a)	1,445	102,162
		296,149
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	2,124	159,279

TOTAL INDUSTRIALS		32,038,132

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.8%
Arris International PLC (a)	4,167	119,093
Brocade Communications Systems, Inc.	11,384	141,958
Cisco Systems, Inc.	144,465	4,437,965
EchoStar Holding Corp. Class A (a)	1,186	60,403
Harris Corp.	3,504	359,896
Juniper Networks, Inc.	10,700	286,546
Motorola Solutions, Inc.	4,365	352,299
		5,758,160
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	2,610	191,887
Avnet, Inc.	3,738	173,593
Corning, Inc.	27,116	718,303
Dell Technologies, Inc. (a)	5,550	349,595
Dolby Laboratories, Inc. Class A	1,321	63,289
Fitbit, Inc. (a)(b)	605	3,636
FLIR Systems, Inc.	3,952	139,624
IPG Photonics Corp. (a)	146	16,789
Jabil Circuit, Inc.	5,417	129,900
Keysight Technologies, Inc. (a)	4,883	181,013
National Instruments Corp.	1,570	49,329
Trimble, Inc. (a)	1,368	40,520
Zebra Technologies Corp. Class A (a)	246	20,583
		2,078,061
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	498	34,158
CommerceHub, Inc.:
Series A (a)	174	2,556
Series C (a)	697	10,162
IAC/InterActiveCorp (a)	394	27,111
Nutanix, Inc. Class A (a)	82	2,482
Pandora Media, Inc. (a)(b)	802	10,426
Twilio, Inc. Class A	107	3,085
Twitter, Inc. (a)	1,933	34,059
Yahoo!, Inc. (a)	24,707	1,088,837
Yelp, Inc. (a)	404	16,879
Zillow Group, Inc.:
Class A (a)(b)	229	8,239
Class C (a)	999	35,345
		1,273,339
IT Services - 0.7%
Amdocs Ltd.	4,197	246,406
Booz Allen Hamilton Holding Corp. Class A	171	5,783
Computer Sciences Corp.	3,857	239,905
Conduent, Inc. (a)	5,976	89,401
CoreLogic, Inc. (a)	947	33,401
Fidelity National Information Services, Inc.	3,923	311,565
IBM Corp.	7,815	1,363,874
Leidos Holdings, Inc.	1,912	92,388
		2,382,723
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	8,773	657,449
Applied Materials, Inc.	8,903	304,928
Cree, Inc. (a)	1,646	45,397
Cypress Semiconductor Corp.	9,232	108,938
First Solar, Inc. (a)	1,974	61,569
Intel Corp.	122,404	4,506,915
Lam Research Corp.	952	109,347
Linear Technology Corp.	3,461	218,493
Marvell Technology Group Ltd.	11,106	165,146
Micron Technology, Inc. (a)	29,487	710,932
ON Semiconductor Corp. (a)	10,614	141,378
Qorvo, Inc. (a)	3,215	206,435
Qualcomm, Inc.	33,170	1,772,273
Skyworks Solutions, Inc.	407	37,338
SunPower Corp. (a)(b)	1,507	10,006
Teradyne, Inc.	6,086	172,721
Versum Materials, Inc. (a)	330	9,224
Xilinx, Inc.	5,032	292,862
		9,531,351
Software - 1.5%
ANSYS, Inc. (a)	1,841	171,692
Autodesk, Inc. (a)	1,129	91,833
CA Technologies, Inc.	8,410	262,981
FireEye, Inc. (a)	3,029	41,043
Nuance Communications, Inc. (a)	1,416	22,458
Oracle Corp.	75,856	3,042,584
Parametric Technology Corp. (a)	1,863	97,938
SS&C Technologies Holdings, Inc.	352	11,310
Symantec Corp.	15,018	413,746
Synopsys, Inc. (a)	3,950	248,416
VMware, Inc. Class A (a)	1,742	152,495
Zynga, Inc. (a)	18,920	47,678
		4,604,174
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	13,078	1,587,015
Hewlett Packard Enterprise Co.	49,263	1,117,285
HP, Inc.	49,398	743,440
NetApp, Inc.	8,306	318,286
Western Digital Corp.	8,047	641,587
Xerox Corp.	28,303	196,140
		4,603,753

TOTAL INFORMATION TECHNOLOGY		30,231,561

MATERIALS - 3.0%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	755	105,519
Albemarle Corp. U.S.	3,215	297,838
Ashland Global Holdings, Inc.	1,742	207,350
Cabot Corp.	1,592	88,149
Celanese Corp. Class A	3,762	317,513
CF Industries Holdings, Inc.	6,684	235,878
Eastman Chemical Co.	4,174	323,485
FMC Corp.	675	40,608
Huntsman Corp.	5,736	116,957
LyondellBasell Industries NV Class A	5,533	516,063
Monsanto Co.	4,353	471,473
NewMarket Corp.	13	5,605
Platform Specialty Products Corp. (a)	5,084	61,720
Praxair, Inc.	1,023	121,164
The Dow Chemical Co.	31,965	1,906,073
The Mosaic Co.	10,030	314,641
The Scotts Miracle-Gro Co. Class A	90	8,277
W.R. Grace & Co.	816	56,581
Westlake Chemical Corp.	988	61,167
		5,256,061
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	154	35,358
Vulcan Materials Co.	233	29,901
		65,259
Containers & Packaging - 0.5%
Aptargroup, Inc.	1,208	88,148
Avery Dennison Corp.	131	9,566
Bemis Co., Inc.	2,848	138,755
Graphic Packaging Holding Co.	2,479	31,012
International Paper Co.	11,550	653,730
Sonoco Products Co.	3,296	181,115
WestRock Co.	7,151	381,577
		1,483,903
Metals & Mining - 0.8%
Alcoa Corp.	4,261	155,313
Compass Minerals International, Inc.	878	73,401
Freeport-McMoRan, Inc. (a)	29,161	485,531
Newmont Mining Corp.	15,170	550,368
Nucor Corp.	9,118	529,665
Reliance Steel & Aluminum Co.	2,145	170,849
Royal Gold, Inc.	1,754	126,586
Southern Copper Corp.	1,215	46,607
Steel Dynamics, Inc.	5,539	187,274
Tahoe Resources, Inc.	7,841	71,526
United States Steel Corp.	4,244	138,821
		2,535,941
Paper & Forest Products - 0.0%
Domtar Corp.	1,623	70,909

TOTAL MATERIALS		9,412,073

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	1,995	221,086
American Campus Communities, Inc.	3,846	186,993
American Homes 4 Rent Class A	4,771	106,298
Apartment Investment & Management Co. Class A	4,446	195,935
Apple Hospitality (REIT), Inc.	4,275	85,586
AvalonBay Communities, Inc.	3,881	672,616
Boston Properties, Inc.	3,615	473,204
Brandywine Realty Trust (SBI)	4,468	71,935
Brixmor Property Group, Inc.	6,075	146,590
Camden Property Trust (SBI)	2,421	202,323
Care Capital Properties, Inc.	1,969	48,654
Colony NorthStar, Inc.	9,943	138,407
Columbia Property Trust, Inc.	3,221	71,667
Communications Sales & Leasing, Inc.	3,527	92,690
Corporate Office Properties Trust (SBI)	2,453	78,054
Corrections Corp. of America	3,260	94,670
Crown Castle International Corp.	1,147	100,741
CubeSmart	1,477	37,117
CyrusOne, Inc.	222	10,692
DCT Industrial Trust, Inc.	2,958	132,193
DDR Corp.	9,714	147,459
Digital Realty Trust, Inc. (b)	1,357	146,054
Douglas Emmett, Inc.	4,033	152,609
Duke Realty LP	9,760	237,461
Empire State Realty Trust, Inc.	2,042	41,841
EPR Properties	1,956	144,685
Equity Commonwealth (a)	3,173	97,855
Equity One, Inc.	2,378	74,170
Equity Residential (SBI)	10,021	608,976
Essex Property Trust, Inc.	1,046	234,618
Forest City Realty Trust, Inc. Class A	6,454	146,119
General Growth Properties, Inc.	16,414	407,724
HCP, Inc.	13,391	406,015
Healthcare Trust of America, Inc.	1,922	55,873
Highwoods Properties, Inc. (SBI)	2,968	152,585
Hospitality Properties Trust (SBI)	4,595	143,042
Host Hotels & Resorts, Inc.	20,695	373,959
Kilroy Realty Corp.	2,649	198,278
Kimco Realty Corp.	11,610	288,973
Liberty Property Trust (SBI)	4,367	167,649
Life Storage, Inc.	410	33,395
Mid-America Apartment Communities, Inc.	3,205	304,315
National Retail Properties, Inc.	4,164	181,550
Omega Healthcare Investors, Inc.	3,016	96,723
Outfront Media, Inc.	3,321	91,095
Paramount Group, Inc.	4,697	78,393
Piedmont Office Realty Trust, Inc. Class A	3,766	81,798
Prologis, Inc.	14,809	723,420
Quality Care Properties, Inc. (a)	2,442	45,079
Rayonier, Inc.	3,185	88,830
Realty Income Corp.	7,339	437,625
Regency Centers Corp.	2,477	172,721
Retail Properties America, Inc.	6,837	102,350
Senior Housing Properties Trust (SBI)	6,033	114,929
Simon Property Group, Inc.	818	150,324
SL Green Realty Corp.	2,712	295,527
Spirit Realty Capital, Inc.	13,974	147,006
Store Capital Corp.	3,928	92,936
Sun Communities, Inc.	1,920	151,219
Tanger Factory Outlet Centers, Inc.	795	27,181
Taubman Centers, Inc.	763	54,051
The Macerich Co.	3,987	273,867
UDR, Inc.	7,412	259,049
Ventas, Inc.	6,606	407,392
VEREIT, Inc.	27,062	230,839
Vornado Realty Trust	4,818	512,202
Weingarten Realty Investors (SBI)	3,475	123,814
Welltower, Inc.	10,102	669,763
Weyerhaeuser Co.	21,085	660,593
WP Carey, Inc.	3,117	193,067
		14,194,449
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	1,062	113,220
Jones Lang LaSalle, Inc.	1,303	134,248
Realogy Holdings Corp.	4,271	110,662
		358,130

TOTAL REAL ESTATE		14,552,579

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	176,035	7,421,636
CenturyLink, Inc. (b)	15,228	393,796
Frontier Communications Corp. (b)	33,319	116,283
Level 3 Communications, Inc. (a)	8,319	494,648
SBA Communications Corp. Class A (a)	1,333	140,312
Verizon Communications, Inc.	58,086	2,846,795
		11,413,470
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(b)	21,671	200,023
T-Mobile U.S., Inc. (a)	3,096	192,788
Telephone & Data Systems, Inc.	2,479	75,981
U.S. Cellular Corp. (a)	352	15,696
		484,488

TOTAL TELECOMMUNICATION SERVICES		11,897,958

UTILITIES - 6.1%
Electric Utilities - 3.6%
Alliant Energy Corp.	6,585	247,925
American Electric Power Co., Inc.	14,119	904,463
Duke Energy Corp.	19,556	1,535,928
Edison International	8,960	653,005
Entergy Corp.	5,024	359,919
Eversource Energy	9,707	536,991
Exelon Corp.	25,317	908,374
FirstEnergy Corp.	11,948	362,263
Great Plains Energy, Inc.	5,999	165,272
Hawaiian Electric Industries, Inc.	2,798	93,677
NextEra Energy, Inc.	13,081	1,618,381
OGE Energy Corp.	5,574	186,952
PG&E Corp.	14,134	874,753
Pinnacle West Capital Corp.	3,393	263,399
PPL Corp.	19,336	673,666
Southern Co.	26,512	1,310,488
Westar Energy, Inc.	3,979	217,612
Xcel Energy, Inc.	15,062	622,362
		11,535,430
Gas Utilities - 0.2%
Atmos Energy Corp.	2,959	225,417
National Fuel Gas Co.	2,138	120,049
UGI Corp.	4,961	230,042
		575,508
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	10,565	124,667
NRG Energy, Inc.	8,966	148,298
The AES Corp.	18,759	214,603
		487,568
Multi-Utilities - 1.9%
Ameren Corp.	6,715	353,545
Avangrid, Inc.	1,473	57,152
CenterPoint Energy, Inc.	12,199	319,736
CMS Energy Corp.	7,680	327,168
Consolidated Edison, Inc.	8,650	643,128
Dominion Resources, Inc.	16,305	1,243,745
DTE Energy Co.	5,095	502,571
MDU Resources Group, Inc.	5,427	159,282
NiSource, Inc.	9,255	207,034
Public Service Enterprise Group, Inc.	14,506	641,891
SCANA Corp.	3,622	248,831
Sempra Energy	7,123	729,324
Vectren Corp.	2,410	132,285
WEC Energy Group, Inc.	8,948	528,379
		6,094,071
Water Utilities - 0.2%
American Water Works Co., Inc.	4,960	364,262
Aqua America, Inc.	5,651	171,847
		536,109

TOTAL UTILITIES		19,228,686

TOTAL COMMON STOCKS
(Cost $303,110,230)		315,429,276

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.62% (c)	4,624,305	4,625,230
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	1,597,784	1,598,103
TOTAL MONEY MARKET FUNDS
(Cost $6,223,320)		6,223,333
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $309,333,550)		321,652,609
NET OTHER ASSETS (LIABILITIES) - (1.6)%(e)		(5,003,534)
NET ASSETS - 100%		$316,649,075

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P 500 Index Contracts (United States)	March 2017	1,250,975	$(3,429)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $38,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,085
Fidelity Securities Lending Cash Central Fund	217
Total	$14,302

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $309,379,282. Net unrealized appreciation aggregated $12,273,327, of which $17,641,811 related to appreciated investment securities and $5,368,484 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

January 31, 2017

SSP-QTLY-0317
1.883103.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	104,728	$2,136,451
Cooper Tire & Rubber Co.	75,663	2,742,784
Cooper-Standard Holding, Inc. (a)	20,243	2,131,183
Dana Holding Corp.	203,139	4,091,219
Dorman Products, Inc. (a)	36,258	2,502,527
Fox Factory Holding Corp. (a)	30,912	800,621
Gentherm, Inc. (a)	49,636	1,757,114
Horizon Global Corp. (a)	25,201	493,184
Lci Industries	32,423	3,558,424
Metaldyne Performance Group, Inc.	20,524	484,366
Modine Manufacturing Co. (a)	65,180	886,448
Motorcar Parts of America, Inc. (a)	25,731	674,924
Spartan Motors, Inc.	43,186	341,169
Standard Motor Products, Inc.	29,311	1,461,740
Stoneridge, Inc. (a)	37,011	607,351
Strattec Security Corp.	4,768	146,854
Superior Industries International, Inc.	34,384	792,551
Tenneco, Inc.	76,401	5,153,247
Tower International, Inc.	28,633	750,185
Unique Fabricating, Inc.	9,155	119,198
Workhorse Group, Inc. (a)(b)	14,167	45,901
		31,677,441
Automobiles - 0.0%
Winnebago Industries, Inc.	36,504	1,146,226
Distributors - 0.1%
Core-Mark Holding Co., Inc.	61,775	2,157,801
Weyco Group, Inc.	9,010	253,902
		2,411,703
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	21,401	520,044
Apollo Education Group, Inc. Class A (non-vtg.) (a)	114,013	1,138,990
Ascent Capital Group, Inc. (a)	12,905	199,898
Bridgepoint Education, Inc. (a)	22,524	239,655
Bright Horizons Family Solutions, Inc. (a)	59,959	4,248,695
Cambium Learning Group, Inc. (a)	15,049	75,847
Capella Education Co.	15,485	1,323,968
Career Education Corp. (a)	92,934	907,965
Carriage Services, Inc.	20,839	540,772
Chegg, Inc. (a)(b)	112,139	806,279
Collectors Universe, Inc.	9,204	190,247
DeVry, Inc.	85,573	2,866,696
Grand Canyon Education, Inc. (a)	61,508	3,627,742
Houghton Mifflin Harcourt Co. (a)	170,476	1,926,379
K12, Inc. (a)	45,609	908,987
Liberty Tax, Inc.	9,572	128,265
LifeLock, Inc. (a)	114,881	2,752,549
Regis Corp. (a)	52,992	737,649
Sotheby's Class A (Ltd. vtg.) (a)(b)	66,686	2,648,101
Strayer Education, Inc. (a)	14,355	1,162,755
Weight Watchers International, Inc. (a)(b)	36,148	450,043
		27,401,526
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	114,227	1,582,044
Biglari Holdings, Inc. (a)	1,481	656,379
BJ's Restaurants, Inc. (a)	32,656	1,160,921
Bloomin' Brands, Inc.	143,009	2,446,884
Bob Evans Farms, Inc.	27,060	1,526,996
Bojangles', Inc. (a)	13,429	265,894
Boyd Gaming Corp. (a)	113,007	2,296,302
Buffalo Wild Wings, Inc. (a)(b)	25,842	3,902,142
Caesars Acquisition Co. (a)	63,843	957,645
Caesars Entertainment Corp. (a)(b)	76,464	684,353
Carrols Restaurant Group, Inc. (a)	47,544	682,256
Century Casinos, Inc. (a)	28,888	203,660
Churchill Downs, Inc.	18,389	2,636,063
Chuy's Holdings, Inc. (a)(b)	23,103	679,228
ClubCorp Holdings, Inc.	88,121	1,453,997
Cracker Barrel Old Country Store, Inc. (b)	26,139	4,131,530
Dave & Buster's Entertainment, Inc. (a)	51,700	2,815,582
Del Frisco's Restaurant Group, Inc. (a)	33,674	589,295
Del Taco Restaurants, Inc. (a)(b)	30,221	412,214
Denny's Corp. (a)	102,973	1,253,181
DineEquity, Inc.	23,863	1,636,525
El Pollo Loco Holdings, Inc. (a)(b)	26,772	333,311
Eldorado Resorts, Inc. (a)(b)	39,537	612,824
Empire Resorts, Inc. (a)(b)	4,521	102,627
Fiesta Restaurant Group, Inc. (a)	35,967	945,932
Fogo de Chao, Inc. (a)(b)	8,150	112,470
Golden Entertainment, Inc.	12,518	137,948
Habit Restaurants, Inc. Class A (a)	17,630	255,635
Ilg, Inc.	152,366	2,887,336
International Speedway Corp. Class A	36,552	1,339,631
Intrawest Resorts Holdings, Inc. (a)	22,480	463,313
Isle of Capri Casinos, Inc. (a)	33,944	808,207
J. Alexanders Holdings, Inc. (a)	16,080	160,800
Jack in the Box, Inc.	44,505	4,802,980
Jamba, Inc. (a)(b)	15,044	136,900
Kona Grill, Inc. (a)	9,539	87,282
La Quinta Holdings, Inc. (a)	115,287	1,629,005
Lindblad Expeditions Holdings (a)	17,902	160,939
Luby's, Inc. (a)	22,515	82,630
Marcus Corp.	26,750	793,138
Marriott Vacations Worldwide Corp.	30,580	2,644,558
Monarch Casino & Resort, Inc. (a)	13,680	325,037
Nathan's Famous, Inc. (a)	4,102	256,375
Noodles & Co. (a)(b)	20,737	91,243
Papa John's International, Inc.	36,910	3,145,470
Penn National Gaming, Inc. (a)	101,980	1,405,284
Pinnacle Entertainment, Inc.	74,337	1,144,790
Planet Fitness, Inc. (b)	35,555	748,077
Popeyes Louisiana Kitchen, Inc. (a)	28,062	1,773,238
Potbelly Corp. (a)	34,247	445,211
Red Lion Hotels Corp. (a)	24,534	196,272
Red Robin Gourmet Burgers, Inc. (a)	17,468	830,603
Red Rock Resorts, Inc.	41,339	970,640
Ruby Tuesday, Inc. (a)	74,759	146,528
Ruth's Hospitality Group, Inc.	43,865	752,285
Scientific Games Corp. Class A (a)(b)	70,319	1,195,423
SeaWorld Entertainment, Inc.	90,438	1,637,832
Shake Shack, Inc. Class A (a)(b)	21,432	756,764
Sonic Corp.	60,294	1,501,321
Speedway Motorsports, Inc.	15,729	338,016
Texas Roadhouse, Inc. Class A	90,460	4,219,054
The Cheesecake Factory, Inc. (b)	61,897	3,729,913
Wingstop, Inc. (b)	21,917	623,977
Zoe's Kitchen, Inc. (a)(b)	26,789	584,804
		77,288,714
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	13,599	383,492
Beazer Homes U.S.A., Inc. (a)	44,670	636,994
Cavco Industries, Inc. (a)	11,315	1,111,699
Century Communities, Inc. (a)	19,843	451,428
CSS Industries, Inc.	11,630	286,331
Ethan Allen Interiors, Inc.	33,372	971,125
Flexsteel Industries, Inc.	8,410	427,733
GoPro, Inc. Class A (a)(b)	138,278	1,486,489
Green Brick Partners, Inc. (a)	29,274	281,030
Helen of Troy Ltd. (a)	38,241	3,567,885
Hooker Furniture Corp.	16,019	531,831
Hovnanian Enterprises, Inc. Class A (a)(b)	157,228	372,630
Installed Building Products, Inc. (a)	27,255	1,114,730
iRobot Corp. (a)(b)	36,676	2,221,099
KB Home (b)	113,076	1,852,185
La-Z-Boy, Inc.	67,458	1,929,299
LGI Homes, Inc. (a)(b)	21,513	668,194
Libbey, Inc.	28,718	491,365
Lifetime Brands, Inc.	13,623	203,664
M.D.C. Holdings, Inc.	57,993	1,568,131
M/I Homes, Inc. (a)(b)	34,233	860,618
Meritage Homes Corp. (a)(b)	52,899	1,944,038
NACCO Industries, Inc. Class A	5,021	370,299
New Home Co. LLC (a)	15,623	163,104
Taylor Morrison Home Corp. (a)	43,044	835,054
TopBuild Corp. (a)	52,542	1,949,834
TRI Pointe Homes, Inc. (a)	204,542	2,509,730
UCP, Inc. (a)	11,471	130,196
Universal Electronics, Inc. (a)	19,381	1,153,170
WCI Communities, Inc. (a)	28,872	675,605
William Lyon Homes, Inc. (a)(b)	33,770	596,041
Zagg, Inc. (a)	34,401	230,487
		31,975,510
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	35,472	319,248
Blue Nile, Inc.	14,735	599,862
Duluth Holdings, Inc. (a)(b)	13,603	307,700
Etsy, Inc. (a)	141,813	1,788,262
FTD Companies, Inc. (a)	24,859	571,260
Gaia, Inc. Class A (a)	13,154	114,440
HSN, Inc.	42,914	1,512,719
Lands' End, Inc. (a)(b)	20,791	319,142
Liberty TripAdvisor Holdings, Inc. (a)	98,211	1,762,887
NutriSystem, Inc.	39,342	1,300,253
Overstock.com, Inc. (a)	17,242	286,217
PetMed Express, Inc.	27,485	582,407
Shutterfly, Inc. (a)	47,108	2,418,054
Wayfair LLC Class A (a)(b)	42,543	1,768,087
		13,650,538
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	74,059	1,577,457
Arctic Cat, Inc. (a)	18,581	349,323
Callaway Golf Co.	128,049	1,450,795
Escalade, Inc.	13,714	181,025
JAKKS Pacific, Inc. (a)(b)	21,289	108,574
Johnson Outdoors, Inc. Class A	6,069	209,259
Malibu Boats, Inc. Class A (a)	23,514	436,420
Marine Products Corp.	14,779	168,628
MCBC Holdings, Inc. (a)	9,414	131,325
Nautilus, Inc. (a)	41,661	722,818
Sturm, Ruger & Co., Inc. (b)	25,112	1,324,658
		6,660,282
Media - 1.5%
AMC Entertainment Holdings, Inc. Class A	39,770	1,342,238
Central European Media Enterprises Ltd. Class A (a)(b)	115,716	300,862
Daily Journal Corp. (a)(b)	1,391	301,012
E.W. Scripps Co. Class A (a)(b)	81,253	1,582,808
Entercom Communications Corp. Class A	33,971	482,388
Entravision Communication Corp. Class A	89,827	485,066
Eros International PLC (a)(b)	38,391	456,853
Gannett Co., Inc.	159,862	1,537,872
Global Eagle Entertainment, Inc. (a)(b)	64,356	396,433
Gray Television, Inc. (a)	86,806	1,028,651
Hemisphere Media Group, Inc. (a)	8,369	93,733
IMAX Corp. (a)(b)	80,506	2,624,496
Liberty Media Corp.:
Liberty Braves Class A (a)	12,309	245,565
Liberty Braves Class C (a)	42,687	852,886
Liberty Media Class A (a)	34,064	987,175
Liberty Media Class C (a)(b)	60,361	1,734,775
Loral Space & Communications Ltd. (a)	17,841	727,021
MDC Partners, Inc. Class A	71,178	455,539
Meredith Corp. (b)	51,092	3,131,940
MSG Network, Inc. Class A (a)	80,796	1,874,467
National CineMedia, Inc.	85,847	1,258,517
New Media Investment Group, Inc.	62,850	957,834
Nexstar Broadcasting Group, Inc. Class A	59,365	3,882,471
Radio One, Inc. Class D (non-vtg.) (a)	38,733	116,199
Reading International, Inc. Class A (a)	23,764	388,541
Saga Communications, Inc. Class A	4,495	226,099
Salem Communications Corp. Class A	19,007	115,943
Scholastic Corp.	36,737	1,681,820
Sinclair Broadcast Group, Inc. Class A	90,599	3,057,716
The New York Times Co. Class A	170,151	2,297,039
Time, Inc.	140,403	2,702,758
Townsquare Media, Inc. (a)	10,448	111,585
tronc, Inc. (b)	37,067	491,508
World Wrestling Entertainment, Inc. Class A (b)	49,759	974,281
		38,904,091
Multiline Retail - 0.2%
Big Lots, Inc. (b)	61,530	3,076,500
Fred's, Inc. Class A (b)	47,763	695,907
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	27,091	827,630
Sears Holdings Corp. (a)(b)	13,930	97,231
Tuesday Morning Corp. (a)	56,804	244,257
		4,941,525
Specialty Retail - 2.3%
Aarons, Inc. Class A	89,189	2,759,508
Abercrombie & Fitch Co. Class A (b)	95,117	1,104,308
America's Car Mart, Inc. (a)(b)	10,301	432,127
American Eagle Outfitters, Inc. (b)	225,954	3,414,165
Armstrong Flooring, Inc. (a)	32,521	683,917
Asbury Automotive Group, Inc. (a)	27,093	1,777,301
Ascena Retail Group, Inc. (a)(b)	236,900	1,139,489
Barnes & Noble Education, Inc. (a)	53,418	536,851
Barnes & Noble, Inc.	88,397	901,649
Big 5 Sporting Goods Corp. (b)	23,626	363,840
Boot Barn Holdings, Inc. (a)(b)	16,298	176,833
Build-A-Bear Workshop, Inc. (a)	16,745	200,940
Caleres, Inc.	58,706	1,805,210
Chico's FAS, Inc.	180,282	2,432,004
Citi Trends, Inc.	18,879	303,008
Conn's, Inc. (a)(b)	27,119	286,105
Destination XL Group, Inc. (a)(b)	48,186	171,060
DSW, Inc. Class A	92,034	1,947,439
Express, Inc. (a)	101,622	1,080,242
Finish Line, Inc. Class A	59,044	1,015,557
Five Below, Inc. (a)(b)	72,656	2,895,342
Francesca's Holdings Corp. (a)	51,524	898,579
Genesco, Inc. (a)(b)	27,744	1,670,189
GNC Holdings, Inc. (b)	93,524	829,558
Group 1 Automotive, Inc.	28,481	2,300,980
Guess?, Inc. (b)	82,847	1,057,956
Haverty Furniture Companies, Inc.	26,137	569,787
Hibbett Sports, Inc. (a)(b)	30,478	1,005,774
Kirkland's, Inc. (a)	18,637	258,682
Lithia Motors, Inc. Class A (sub. vtg.) (b)	32,647	3,366,559
Lumber Liquidators Holdings, Inc. (a)(b)	37,175	582,161
MarineMax, Inc. (a)	34,550	741,098
Monro Muffler Brake, Inc.	42,764	2,561,564
Office Depot, Inc.	758,581	3,375,685
Party City Holdco, Inc. (a)(b)	38,262	552,886
Pier 1 Imports, Inc.	110,862	805,967
Rent-A-Center, Inc. (b)	72,166	646,607
RH (a)(b)	52,639	1,422,306
Sears Hometown & Outlet Stores, Inc. (a)	13,850	50,553
Select Comfort Corp. (a)(b)	63,543	1,282,298
Shoe Carnival, Inc.	17,747	453,791
Sonic Automotive, Inc. Class A (sub. vtg.)	39,092	914,753
Sportsman's Warehouse Holdings, Inc. (a)(b)	33,793	251,420
Stage Stores, Inc. (b)	31,569	88,393
Stein Mart, Inc.	39,585	144,881
Tailored Brands, Inc.	66,263	1,408,089
The Buckle, Inc. (b)	39,346	832,168
The Cato Corp. Class A (sub. vtg.)	35,485	900,964
The Children's Place Retail Stores, Inc.	25,753	2,498,041
The Container Store Group, Inc. (a)(b)	19,676	95,822
Tile Shop Holdings, Inc. (a)(b)	44,336	846,818
Tilly's, Inc.	14,221	190,561
Vitamin Shoppe, Inc. (a)(b)	34,960	756,884
West Marine, Inc. (a)	24,233	224,640
Winmark Corp.	2,973	329,260
Zumiez, Inc. (a)	23,443	470,032
		59,812,601
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	36,643	1,992,280
Crocs, Inc. (a)	102,531	748,476
Culp, Inc.	15,333	493,723
Deckers Outdoor Corp. (a)	44,384	2,556,518
Delta Apparel, Inc. (a)	9,177	171,977
Fossil Group, Inc. (a)(b)	56,752	1,451,149
G-III Apparel Group Ltd. (a)(b)	59,341	1,558,295
Iconix Brand Group, Inc. (a)	59,117	608,314
Movado Group, Inc.	21,859	593,472
Oxford Industries, Inc.	20,810	1,144,966
Perry Ellis International, Inc. (a)	17,954	423,535
Sequential Brands Group, Inc. (a)(b)	53,857	249,358
Steven Madden Ltd. (a)	83,499	2,939,165
Superior Uniform Group, Inc.	9,899	168,481
Unifi, Inc. (a)	22,548	606,316
Vera Bradley, Inc. (a)	25,634	293,766
Vince Holding Corp. (a)(b)	29,002	88,456
Wolverine World Wide, Inc.	132,727	3,117,757
		19,206,004

TOTAL CONSUMER DISCRETIONARY		315,076,161

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	12,028	1,848,704
Coca-Cola Bottling Co. Consolidated	6,358	1,073,485
Craft Brew Alliance, Inc. (a)	17,612	267,702
MGP Ingredients, Inc. (b)	17,044	722,495
National Beverage Corp. (b)	16,195	812,827
Primo Water Corp. (a)	29,609	382,548
		5,107,761
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc. (b)	28,807	798,242
Andersons, Inc.	37,040	1,398,260
Chefs' Warehouse Holdings (a)	25,217	421,124
Ingles Markets, Inc. Class A	18,391	832,193
Natural Grocers by Vitamin Cottage, Inc. (a)	11,107	140,392
Performance Food Group Co. (a)	51,610	1,143,162
PriceSmart, Inc.	27,538	2,332,469
Smart & Final Stores, Inc. (a)(b)	32,507	466,475
SpartanNash Co.	50,204	1,900,723
SUPERVALU, Inc. (a)	362,476	1,420,906
United Natural Foods, Inc. (a)(b)	68,097	3,112,033
Village Super Market, Inc. Class A	9,256	280,364
Weis Markets, Inc.	13,505	802,737
		15,049,080
Food Products - 1.3%
Alico, Inc.	3,514	94,702
Amplify Snack Brands, Inc. (a)(b)	40,650	391,460
B&G Foods, Inc. Class A	89,906	3,987,331
Cal-Maine Foods, Inc. (b)	41,958	1,749,649
Calavo Growers, Inc. (b)	21,299	1,177,835
Darling International, Inc. (a)	222,878	2,674,536
Dean Foods Co.	125,605	2,494,515
Farmer Brothers Co. (a)(b)	10,622	369,646
Fresh Del Monte Produce, Inc.	44,285	2,535,316
Freshpet, Inc. (a)(b)	29,276	326,427
Inventure Foods, Inc. (a)	23,372	139,998
J&J Snack Foods Corp.	20,306	2,590,436
John B. Sanfilippo & Son, Inc.	11,466	754,348
Lancaster Colony Corp.	25,727	3,371,523
Landec Corp. (a)	35,174	443,192
Lifeway Foods, Inc. (a)	5,014	54,001
Limoneira Co.	16,514	280,738
Omega Protein Corp.	31,204	778,540
Sanderson Farms, Inc.	27,359	2,489,669
Seaboard Corp.	362	1,393,700
Seneca Foods Corp. Class A (a)	9,083	325,626
Snyders-Lance, Inc.	109,667	4,209,019
Tootsie Roll Industries, Inc. (b)	24,528	918,574
		33,550,781
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	15,610	512,789
Central Garden & Pet Co. Class A (non-vtg.) (a)	44,068	1,356,413
HRG Group, Inc. (a)	162,026	2,726,898
Oil-Dri Corp. of America	6,188	208,226
Orchids Paper Products Co. (b)	13,205	360,629
WD-40 Co.	19,290	2,028,344
		7,193,299
Personal Products - 0.3%
Avon Products, Inc. (a)	602,311	3,535,566
elf Beauty, Inc. (b)	12,877	321,410
Inter Parfums, Inc.	24,470	834,427
LifeVantage Corp. (a)	17,090	123,390
MediFast, Inc.	14,845	626,014
Natural Health Trends Corp. (b)	10,345	259,453
Nature's Sunshine Products, Inc.	10,600	135,150
Nutraceutical International Corp.	10,809	362,102
Revlon, Inc. (a)	16,592	555,002
Synutra International, Inc. (a)(b)	26,199	151,954
USANA Health Sciences, Inc. (a)	14,246	887,526
		7,791,994
Tobacco - 0.2%
Alliance One International, Inc. (a)	10,325	171,911
Turning Point Brands, Inc.	7,406	98,352
Universal Corp.	30,210	2,054,280
Vector Group Ltd. (b)	126,389	2,788,141
		5,112,684

TOTAL CONSUMER STAPLES		73,805,599

ENERGY - 3.7%
Energy Equipment & Services - 1.3%
Archrock, Inc.	94,523	1,380,036
Atwood Oceanics, Inc. (b)	104,164	1,266,634
Bristow Group, Inc. (b)	45,565	804,678
Carbo Ceramics, Inc. (a)(b)	29,742	422,336
Dawson Geophysical Co. (a)	25,104	198,824
Era Group, Inc. (a)	25,483	399,064
Exterran Corp. (a)	43,633	1,353,496
Fairmount Santrol Holidings, Inc. (a)(b)	122,468	1,533,299
Forum Energy Technologies, Inc. (a)(b)	82,265	1,785,151
Geospace Technologies Corp. (a)	17,874	417,179
Helix Energy Solutions Group, Inc. (a)	191,234	1,621,664
Hornbeck Offshore Services, Inc. (a)(b)	42,042	304,805
Independence Contract Drilling, Inc. (a)	37,307	236,526
Mammoth Energy Services, Inc.	9,823	176,814
Matrix Service Co. (a)	37,458	839,059
McDermott International, Inc. (a)	330,698	2,678,654
Natural Gas Services Group, Inc. (a)	16,199	464,911
Newpark Resources, Inc. (a)	114,562	864,943
Oil States International, Inc. (a)	69,360	2,739,720
Parker Drilling Co. (a)	165,933	423,129
PHI, Inc. (non-vtg.) (a)	15,447	244,835
Pioneer Energy Services Corp. (a)	102,111	643,299
RigNet, Inc. (a)	16,508	326,033
SEACOR Holdings, Inc. (a)(b)	22,289	1,639,802
Seadrill Ltd. (a)(b)	514,667	962,427
Tesco Corp. (a)	61,255	526,793
TETRA Technologies, Inc. (a)	158,676	787,033
Tidewater, Inc. (a)(b)	58,815	129,393
U.S. Silica Holdings, Inc.	101,668	6,012,646
Unit Corp. (a)	68,810	1,789,060
Willbros Group, Inc. (a)	53,707	162,732
		33,134,975
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	203,397	502,391
Adams Resources & Energy, Inc.	3,893	150,854
Alon U.S.A. Energy, Inc.	43,940	494,764
Ardmore Shipping Corp. (b)	38,740	284,739
Bill Barrett Corp. (a)(b)	85,775	561,826
California Resources Corp. (a)	43,026	921,617
Callon Petroleum Co. (a)	253,944	3,880,264
Carrizo Oil & Gas, Inc. (a)	84,683	2,994,391
Clayton Williams Energy, Inc. (a)(b)	8,064	1,172,909
Clean Energy Fuels Corp. (a)(b)	124,169	321,598
Cobalt International Energy, Inc. (a)(b)	559,105	548,370
Contango Oil & Gas Co. (a)	29,439	238,456
CVR Energy, Inc. (b)	21,852	485,333
Delek U.S. Holdings, Inc.	83,851	1,878,262
Denbury Resources, Inc. (a)(b)	476,981	1,597,886
DHT Holdings, Inc. (b)	127,513	598,036
Dorian Lpg Ltd. (a)(b)	32,220	364,408
Earthstone Energy, Inc. (a)	4,556	59,319
Eclipse Resources Corp. (a)	70,045	172,311
EP Energy Corp. (a)(b)	51,796	271,411
Erin Energy Corp. (a)(b)	19,735	69,073
Evolution Petroleum Corp.	34,533	300,437
EXCO Resources, Inc. (a)(b)	209,758	140,349
Frontline Ltd. (NY Shares) (b)	97,421	676,102
GasLog Ltd. (b)	56,209	938,690
Gener8 Maritime, Inc. (a)	48,888	246,884
Golar LNG Ltd. (b)	131,405	3,398,133
Green Plains, Inc. (b)	50,113	1,127,543
International Seaways, Inc. (a)	21,581	375,078
Isramco, Inc. (a)(b)	909	113,807
Jones Energy, Inc. (a)(b)	73,999	329,296
Matador Resources Co. (a)(b)	121,222	3,191,775
Navios Maritime Acquisition Corp.	99,391	184,867
Nordic American Tanker Shipping Ltd. (b)	135,752	1,172,897
Northern Oil & Gas, Inc. (a)(b)	62,240	224,064
Oasis Petroleum, Inc. (a)	318,454	4,502,940
Overseas Shipholding Group, Inc.	48,595	238,601
Pacific Ethanol, Inc. (a)	38,254	271,603
Panhandle Royalty Co. Class A	21,449	471,878
Par Pacific Holdings, Inc. (a)(b)	43,270	628,713
PDC Energy, Inc. (a)	76,508	5,657,002
Renewable Energy Group, Inc. (a)(b)	53,781	467,895
Rex American Resources Corp. (a)(b)	7,932	658,594
Ring Energy, Inc. (a)	56,880	750,816
RSP Permian, Inc. (a)	134,009	5,703,423
Sanchez Energy Corp. (a)(b)	74,853	992,551
Scorpio Tankers, Inc. (b)	216,461	829,046
SemGroup Corp. Class A	90,577	3,595,907
Ship Finance International Ltd. (NY Shares) (b)	82,331	1,234,965
Synergy Resources Corp. (a)(b)	254,420	2,190,556
Teekay Corp.	65,786	661,149
Teekay Tankers Ltd.	154,082	377,501
W&T Offshore, Inc. (a)	44,026	127,675
Western Refining, Inc.	110,168	3,856,982
Westmoreland Coal Co. (a)	25,475	462,371
		63,668,308

TOTAL ENERGY		96,803,283

FINANCIALS - 19.3%
Banks - 11.5%
1st Source Corp.	22,106	997,202
Access National Corp. (b)	11,537	307,807
ACNB Corp.	7,318	219,540
Allegiance Bancshares, Inc. (a)	15,067	488,924
American National Bankshares, Inc.	11,702	415,421
Ameris Bancorp	46,449	2,094,850
Ames National Corp.	10,886	351,618
Arrow Financial Corp.	14,782	521,805
Atlantic Capital Bancshares, Inc. (a)	25,101	479,429
Banc of California, Inc. (b)	67,205	1,061,839
BancFirst Corp.	10,749	1,014,168
Banco Latinoamericano de Comercio Exterior SA Series E	42,236	1,148,819
Bancorp, Inc., Delaware (a)	65,111	390,015
BancorpSouth, Inc.	118,294	3,513,332
Bank of Marin Bancorp	7,823	525,706
Bank of the Ozarks, Inc. (b)	120,913	6,634,496
Bankwell Financial Group, Inc.	7,469	218,916
Banner Corp.	40,943	2,297,721
Bar Harbor Bankshares	14,619	633,441
Berkshire Hills Bancorp, Inc.	45,717	1,618,382
Blue Hills Bancorp, Inc.	32,405	615,695
BNC Bancorp	54,991	1,938,433
Boston Private Financial Holdings, Inc.	112,519	1,856,564
Bridge Bancorp, Inc.	23,984	867,022
Brookline Bancorp, Inc., Delaware	94,789	1,492,927
Bryn Mawr Bank Corp.	21,874	876,054
C & F Financial Corp.	4,350	188,573
California First National Bancorp	2,295	37,064
Camden National Corp.	21,870	907,168
Capital Bank Financial Corp. Series A	33,218	1,308,789
Capital City Bank Group, Inc.	13,658	282,584
Capstar Financial Holdings, Inc.	5,128	107,175
Cardinal Financial Corp.	44,540	1,396,774
Carolina Financial Corp.	13,548	405,763
Cascade Bancorp (a)	44,689	356,171
Cathay General Bancorp	101,440	3,696,474
Centerstate Banks of Florida, Inc.	66,851	1,630,496
Central Pacific Financial Corp.	40,586	1,271,559
Central Valley Community Bancorp	11,885	240,434
Century Bancorp, Inc. Class A (non-vtg.)	3,547	213,884
Chemical Financial Corp.	89,857	4,441,632
Chemung Financial Corp. (b)	3,836	131,153
Citizens & Northern Corp.	15,589	370,395
City Holding Co.	20,564	1,338,511
CNB Financial Corp., Pennsylvania	18,135	425,447
CoBiz, Inc.	52,846	925,862
Codorus Valley Bancorp, Inc.	10,847	278,442
Columbia Banking Systems, Inc.	79,167	3,147,680
Community Bank System, Inc.	58,623	3,421,238
Community Trust Bancorp, Inc.	20,866	965,053
ConnectOne Bancorp, Inc.	42,033	1,038,215
County Bancorp, Inc.	5,869	160,224
CU Bancorp (a)	22,755	824,869
Customers Bancorp, Inc. (a)	33,712	1,161,716
CVB Financial Corp.	138,551	3,122,940
Eagle Bancorp, Inc. (a)	41,677	2,552,716
Enterprise Bancorp, Inc.	12,662	425,570
Enterprise Financial Services Corp.	26,738	1,113,638
Equity Bancshares, Inc. (a)	10,017	327,155
Farmers Capital Bank Corp.	9,573	355,637
Farmers National Banc Corp.	32,299	406,967
FCB Financial Holdings, Inc. Class A (a)	40,619	1,907,062
Fidelity Southern Corp.	28,622	665,462
Financial Institutions, Inc.	18,092	596,131
First Bancorp, North Carolina	27,435	803,022
First Bancorp, Puerto Rico (a)	162,536	1,092,242
First Busey Corp.	43,102	1,260,734
First Business Finance Services, Inc.	11,175	270,770
First Citizen Bancshares, Inc.	10,315	3,782,923
First Commonwealth Financial Corp.	124,362	1,755,991
First Community Bancshares, Inc.	20,534	597,539
First Community Financial Partners, Inc. (a)(b)	18,005	214,260
First Connecticut Bancorp, Inc.	18,738	424,416
First Financial Bancorp, Ohio	84,325	2,323,154
First Financial Bankshares, Inc. (b)	87,023	3,711,531
First Financial Corp., Indiana	13,041	630,532
First Financial Northwest, Inc.	11,736	243,522
First Foundation, Inc. (a)	34,382	498,539
First Internet Bancorp	9,286	289,259
First Interstate Bancsystem, Inc.	27,400	1,127,510
First Merchants Corp.	55,200	2,115,816
First Mid-Illinois Bancshares, Inc.	11,370	358,269
First Midwest Bancorp, Inc., Delaware	109,396	2,656,135
First NBC Bank Holding Co. (a)(b)	21,849	87,396
First Northwest Bancorp (a)	13,288	196,795
First of Long Island Corp.	30,221	818,989
Flushing Financial Corp.	37,616	1,023,155
FNB Corp., Pennsylvania (b)	286,592	4,281,684
Franklin Financial Network, Inc. (a)	15,960	615,258
Fulton Financial Corp.	232,609	4,233,484
German American Bancorp, Inc.	20,134	966,231
Glacier Bancorp, Inc.	103,838	3,689,364
Great Southern Bancorp, Inc.	14,322	716,816
Great Western Bancorp, Inc.	80,430	3,438,383
Green Bancorp, Inc. (a)	27,150	465,623
Guaranty Bancorp	24,153	584,503
Hancock Holding Co.	114,249	5,238,317
Hanmi Financial Corp.	43,251	1,433,771
HarborOne Bancorp, Inc.	20,537	382,399
Heartland Financial U.S.A., Inc.	32,242	1,508,926
Heritage Commerce Corp.	36,697	515,226
Heritage Financial Corp., Washington	42,142	1,074,621
Heritage Oaks Bancorp	33,672	455,919
Hilltop Holdings, Inc.	102,242	2,799,386
Home Bancshares, Inc.	165,032	4,445,962
HomeTrust Bancshares, Inc. (a)	22,042	545,540
Hope Bancorp, Inc.	175,513	3,669,977
Horizon Bancorp Industries	27,246	698,315
IBERIABANK Corp.	60,290	4,952,824
Independent Bank Corp.	26,492	556,332
Independent Bank Corp., Massachusetts	35,371	2,205,382
Independent Bank Group, Inc.	15,353	954,189
International Bancshares Corp.	75,456	2,799,418
Investors Bancorp, Inc.	402,531	5,776,320
Lakeland Bancorp, Inc.	51,682	958,701
Lakeland Financial Corp.	32,633	1,449,558
LCNB Corp.	10,910	245,475
LegacyTexas Financial Group, Inc.	59,967	2,477,836
Live Oak Bancshares, Inc. (b)	25,506	521,598
Macatawa Bank Corp.	40,248	411,335
MainSource Financial Group, Inc.	32,010	1,051,849
MB Financial, Inc.	103,325	4,601,062
MBT Financial Corp.	25,157	271,696
Mercantile Bank Corp.	22,759	735,116
Merchants Bancshares, Inc.	7,863	401,013
Middleburg Financial Corp.	5,789	198,794
Midland States Bancorp, Inc.	4,543	153,826
MidWestOne Financial Group, Inc.	11,520	406,771
MutualFirst Financial, Inc.	6,684	208,875
National Bank Holdings Corp.	32,652	1,061,190
National Bankshares, Inc. (b)	9,561	416,382
National Commerce Corp. (a)	11,901	446,288
NBT Bancorp, Inc.	58,246	2,372,942
Nicolet Bankshares, Inc. (a)	10,124	490,710
Northrim Bancorp, Inc.	8,261	233,373
OFG Bancorp	59,561	789,183
Old Line Bancshares, Inc.	12,195	326,948
Old National Bancorp, Indiana	181,450	3,220,738
Old Second Bancorp, Inc.	42,153	455,252
Opus Bank	23,578	479,812
Orrstown Financial Services, Inc.	9,756	214,144
Pacific Continental Corp.	28,252	700,650
Pacific Mercantile Bancorp (a)	18,939	135,414
Pacific Premier Bancorp, Inc. (a)	36,750	1,446,113
Park National Corp.	18,681	2,069,668
Park Sterling Corp.	71,206	833,110
Peapack-Gladstone Financial Corp.	21,648	653,878
Penns Woods Bancorp, Inc.	5,699	263,294
People's Utah Bancorp	17,953	453,313
Peoples Bancorp, Inc.	20,751	644,319
Peoples Financial Services Corp.	9,018	387,774
Pinnacle Financial Partners, Inc.	58,517	3,911,861
Preferred Bank, Los Angeles	16,117	893,043
Premier Financial Bancorp, Inc.	11,507	210,808
PrivateBancorp, Inc.	106,559	5,824,515
Prosperity Bancshares, Inc.	90,448	6,569,238
QCR Holdings, Inc.	15,498	650,141
Renasant Corp.	59,902	2,384,100
Republic Bancorp, Inc., Kentucky Class A	13,005	450,623
Republic First Bancorp, Inc. (a)	69,809	527,058
S&T Bancorp, Inc.	47,494	1,786,724
Sandy Spring Bancorp, Inc.	33,305	1,364,506
Seacoast Banking Corp., Florida (a)	40,495	881,981
ServisFirst Bancshares, Inc. (b)	63,130	2,527,725
Shore Bancshares, Inc.	16,407	263,989
Sierra Bancorp	16,722	447,481
Simmons First National Corp. Class A	39,982	2,404,917
South State Corp.	35,665	3,188,451
Southern First Bancshares, Inc. (a)	7,068	250,207
Southern National Bancorp of Virginia, Inc.	13,703	219,659
Southside Bancshares, Inc.	35,898	1,226,276
Southwest Bancorp, Inc., Oklahoma	24,955	691,254
State Bank Financial Corp.	49,766	1,315,813
Sterling Bancorp	173,220	4,131,297
Stock Yards Bancorp, Inc.	28,896	1,294,541
Stonegate Bank	16,990	773,215
Suffolk Bancorp	15,151	627,554
Summit Financial Group, Inc. (b)	10,722	280,380
Sun Bancorp, Inc.	13,945	348,625
Texas Capital Bancshares, Inc. (a)	67,740	5,588,550
The Bank of NT Butterfield & Son Ltd.	16,841	553,900
The First Bancorp, Inc.	13,474	363,798
Tompkins Financial Corp.	20,177	1,827,027
TowneBank	76,531	2,464,298
Trico Bancshares	27,592	1,017,317
TriState Capital Holdings, Inc. (a)	31,025	688,755
Triumph Bancorp, Inc. (a)	21,339	577,220
Trustmark Corp.	92,581	3,112,573
UMB Financial Corp.	61,154	4,717,420
Umpqua Holdings Corp.	300,081	5,494,483
Union Bankshares Corp.	59,634	2,192,146
Union Bankshares, Inc. (b)	4,817	199,906
United Bankshares, Inc., West Virginia (b)	95,140	4,262,272
United Community Bank, Inc.	95,963	2,699,439
Univest Corp. of Pennsylvania	34,281	965,010
Valley National Bancorp	337,057	4,081,760
Veritex Holdings, Inc. (a)	16,402	445,478
Washington Trust Bancorp, Inc.	20,302	1,106,459
WashingtonFirst Bankshares, Inc.	12,573	350,158
Webster Financial Corp.	124,720	6,550,294
WesBanco, Inc.	55,631	2,308,687
West Bancorp., Inc.	23,796	542,549
Westamerica Bancorp. (b)	33,928	1,925,414
Wintrust Financial Corp.	69,911	5,005,628
Xenith Bankshares, Inc. (a)	10,909	284,070
Yadkin Financial Corp.	68,743	2,199,776
		299,171,787
Capital Markets - 1.4%
Arlington Asset Investment Corp. (b)	29,328	439,040
Associated Capital Group, Inc.	5,826	205,075
B. Riley Financial, Inc.	11,852	223,410
BGC Partners, Inc. Class A	295,355	3,269,580
Calamos Asset Management, Inc. Class A	23,203	195,369
Cohen & Steers, Inc.	28,252	985,712
Cowen Group, Inc. Class A (a)(b)	35,672	535,080
Diamond Hill Investment Group, Inc.	4,268	862,990
Evercore Partners, Inc. Class A	52,857	4,093,775
FBR & Co.	9,716	138,939
Fifth Street Asset Management, Inc. Class A	4,973	38,043
Financial Engines, Inc. (b)	73,132	2,819,239
Gain Capital Holdings, Inc.	48,986	367,885
GAMCO Investors, Inc. Class A	5,215	152,278
Greenhill & Co., Inc.	38,465	1,136,641
Hennessy Advisors, Inc.	3,520	97,891
Houlihan Lokey	17,405	541,296
INTL FCStone, Inc. (a)	19,911	734,318
Investment Technology Group, Inc.	44,836	902,100
Janus Capital Group, Inc.	197,525	2,469,063
KCG Holdings, Inc. Class A (a)	72,456	1,012,210
Ladenburg Thalmann Financial Services, Inc. (a)	132,414	304,552
Manning & Napier, Inc. Class A	18,293	127,136
Medley Management, Inc.	9,842	93,007
Moelis & Co. Class A	32,286	1,100,953
OM Asset Management Ltd.	54,505	768,521
Oppenheimer Holdings, Inc. Class A (non-vtg.)	12,974	221,855
Paragon Commercial Corp.	859	39,325
Piper Jaffray Companies	19,628	1,383,774
PJT Partners, Inc.	24,727	785,082
Pzena Investment Management, Inc.	17,816	177,982
Safeguard Scientifics, Inc. (a)(b)	25,321	305,118
Silvercrest Asset Management Group Class A	10,129	140,793
Stifel Financial Corp. (a)	87,615	4,409,663
Value Line, Inc.	1,802	32,256
Virtu Financial, Inc. Class A	35,219	618,093
Virtus Investment Partners, Inc.	7,051	768,559
Waddell & Reed Financial, Inc. Class A	109,180	1,970,699
Westwood Holdings Group, Inc.	10,363	579,499
Wins Finance Holdings, Inc. (a)(b)	1,713	414,854
WisdomTree Investments, Inc. (b)	156,380	1,610,714
		37,072,369
Consumer Finance - 0.5%
Encore Capital Group, Inc. (a)(b)	32,456	1,004,513
Enova International, Inc. (a)	34,567	487,395
EZCORP, Inc. (non-vtg.) Class A (a)	70,351	696,475
First Cash Financial Services, Inc.	65,385	2,791,940
Green Dot Corp. Class A (a)	58,710	1,573,428
LendingClub Corp. (a)	445,491	2,748,679
Nelnet, Inc. Class A	28,264	1,385,784
PRA Group, Inc. (a)(b)	63,178	2,514,484
Regional Management Corp. (a)	14,765	369,273
World Acceptance Corp. (a)(b)	7,862	385,788
		13,957,759
Diversified Financial Services - 0.2%
Acushnet Holdings Corp. (b)	30,873	572,694
At Home Group, Inc.	10,310	157,124
Camping World Holdings, Inc.	17,027	536,010
Cotiviti Holdings, Inc. (b)	17,207	582,629
FB Financial Corp.	8,319	211,802
Marlin Business Services Corp.	11,702	268,561
Myovant Sciences Ltd. (b)	13,192	146,959
NewStar Financial, Inc. (a)	30,274	268,833
On Deck Capital, Inc. (a)	64,515	324,510
PICO Holdings, Inc. (a)	30,642	436,649
Quantenna Communications, Inc.	8,416	158,305
Ra Pharmaceuticals, Inc.	10,122	161,345
Senseonics Holdings, Inc. (b)	34,533	96,002
Smart Sand, Inc.	16,641	289,553
Tiptree, Inc.	31,052	203,391
		4,414,367
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	60,963	1,275,346
American Equity Investment Life Holding Co.	117,244	2,766,958
Amerisafe, Inc.	25,743	1,623,096
Argo Group International Holdings, Ltd.	39,329	2,515,090
Atlas Financial Holdings, Inc. (a)	13,048	221,816
Baldwin & Lyons, Inc. Class B	11,077	265,848
Blue Capital Reinsurance Holdings Ltd.	7,704	146,761
Citizens, Inc. Class A (a)(b)	64,917	601,131
CNO Financial Group, Inc.	245,026	4,633,442
Crawford & Co. Class B	14,782	179,158
Donegal Group, Inc. Class A	12,502	205,908
eHealth, Inc. (a)	25,055	307,174
EMC Insurance Group	12,324	359,245
Employers Holdings, Inc.	43,309	1,578,613
Enstar Group Ltd. (a)	15,553	3,011,838
FBL Financial Group, Inc. Class A	14,038	979,852
Federated National Holding Co.	16,857	309,157
Fidelity & Guaranty Life (b)	16,087	385,284
FNFV Group (a)	91,726	1,192,438
Genworth Financial, Inc. Class A (a)	689,675	2,317,308
Global Indemnity Ltd. (a)	12,332	487,237
Greenlight Capital Re, Ltd. (a)	40,994	926,464
Hallmark Financial Services, Inc. (a)	18,964	207,466
HCI Group, Inc.	12,127	501,573
Heritage Insurance Holdings, Inc.	34,813	493,648
Horace Mann Educators Corp.	55,495	2,294,718
Independence Holding Co.	8,555	170,245
Infinity Property & Casualty Corp.	14,962	1,299,450
Investors Title Co.	1,784	216,792
James River Group Holdings Ltd.	19,709	781,462
Kemper Corp.	54,427	2,351,246
Kinsale Capital Group, Inc.	9,122	267,731
Maiden Holdings Ltd.	93,491	1,659,465
MBIA, Inc. (a)	178,158	1,817,212
National General Holdings Corp.	66,056	1,617,711
National Western Life Group, Inc.	3,155	924,888
Navigators Group, Inc.	30,571	1,716,562
OneBeacon Insurance Group Ltd.	30,243	490,844
Patriot National, Inc. (b)	11,699	50,072
Primerica, Inc. (b)	64,057	4,833,101
RLI Corp.	51,925	3,085,384
Safety Insurance Group, Inc.	19,326	1,385,674
Selective Insurance Group, Inc.	77,649	3,237,963
State Auto Financial Corp.	20,069	506,943
State National Companies, Inc.	39,736	546,767
Stewart Information Services Corp.	30,992	1,353,731
Third Point Reinsurance Ltd. (a)	90,477	1,035,962
Trupanion, Inc. (a)(b)	21,017	336,062
United Fire Group, Inc.	28,761	1,357,519
United Insurance Holdings Corp.	23,128	316,160
Universal Insurance Holdings, Inc.	44,361	1,160,040
WMI Holdings Corp. (a)	264,563	410,073
		62,715,628
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	40,143	703,305
Altisource Residential Corp. Class B	71,489	867,876
American Capital Mortgage Investment Corp.	61,145	972,206
Anworth Mortgage Asset Corp.	136,231	698,865
Apollo Commercial Real Estate Finance, Inc.	110,705	1,927,374
Ares Commercial Real Estate Corp.	34,470	464,656
Armour Residential REIT, Inc. (b)	50,136	1,053,859
Capstead Mortgage Corp.	133,657	1,426,120
CYS Investments, Inc.	203,877	1,543,349
Dynex Capital, Inc.	57,602	384,781
Great Ajax Corp.	20,598	267,980
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	61,777	1,129,284
Invesco Mortgage Capital, Inc.	154,767	2,254,955
Ladder Capital Corp. Class A	60,486	820,190
New Residential Investment Corp. (b)	330,104	5,001,076
New York Mortgage Trust, Inc. (b)	150,839	966,878
Orchid Island Capital, Inc.	43,607	515,871
Owens Realty Mortgage, Inc.	12,347	209,158
PennyMac Mortgage Investment Trust	92,825	1,573,384
Redwood Trust, Inc. (b)	102,661	1,591,246
Resource Capital Corp. (b)	40,363	331,784
Western Asset Mortgage Capital Corp.	56,565	570,741
		25,274,938
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	9,860	471,308
Thrifts & Mortgage Finance - 2.3%
Astoria Financial Corp.	124,597	2,356,129
Bank Mutual Corp.	57,879	552,744
BankFinancial Corp.	23,809	320,707
Bear State Financial, Inc.	21,929	220,825
Beneficial Bancorp, Inc.	97,589	1,741,964
BofI Holding, Inc. (a)(b)	81,975	2,418,263
BSB Bancorp, Inc. (a)	10,116	280,719
Capitol Federal Financial, Inc.	174,555	2,696,875
Charter Financial Corp.	16,609	285,343
Clifton Bancorp, Inc.	29,384	456,040
Dime Community Bancshares, Inc.	41,731	893,043
ESSA Bancorp, Inc.	12,556	198,761
Essent Group Ltd. (a)	101,780	3,518,535
EverBank Financial Corp.	133,759	2,598,937
Farmer Mac Class C (non-vtg.)	12,125	674,878
First Defiance Financial Corp.	11,584	561,361
Flagstar Bancorp, Inc. (a)	27,969	720,761
Greene County Bancorp, Inc. (b)	3,701	81,422
Hingham Institution for Savings	1,772	342,687
Home Bancorp, Inc.	7,045	250,591
HomeStreet, Inc. (a)	31,899	835,754
Impac Mortgage Holdings, Inc. (a)(b)	12,578	173,828
Kearny Financial Corp.	118,794	1,811,609
Lendingtree, Inc. (a)	8,534	954,955
Meridian Bancorp, Inc. Maryland	64,315	1,212,338
Meta Financial Group, Inc.	11,145	979,088
MGIC Investment Corp. (a)	464,430	4,946,180
Nationstar Mortgage Holdings, Inc. (a)(b)	44,645	809,860
NMI Holdings, Inc. (a)	67,818	732,434
Northfield Bancorp, Inc.	55,120	994,916
Northwest Bancshares, Inc.	130,686	2,230,810
OceanFirst Financial Corp.	35,187	999,663
Ocwen Financial Corp. (a)(b)	138,117	727,877
Oritani Financial Corp.	50,176	870,554
PennyMac Financial Services, Inc. (a)	18,200	307,580
PHH Corp. (a)	71,725	1,045,751
Provident Bancorp, Inc. (a)	5,151	101,475
Provident Financial Holdings, Inc.	8,227	152,446
Provident Financial Services, Inc.	83,633	2,213,766
Radian Group, Inc.	293,258	5,395,947
SI Financial Group, Inc.	21,144	318,217
Southern Missouri Bancorp, Inc.	8,229	276,988
Territorial Bancorp, Inc.	11,598	367,309
Trustco Bank Corp., New York	129,435	1,087,254
United Community Financial Corp.	63,587	541,125
United Financial Bancorp, Inc. New	70,761	1,277,236
Walker & Dunlop, Inc. (a)	37,596	1,180,890
Walter Investment Management Corp. (a)(b)	24,255	92,169
Washington Federal, Inc.	123,810	4,067,159
Waterstone Financial, Inc.	33,193	600,793
Westfield Financial, Inc.	36,541	354,448
WSFS Financial Corp.	38,868	1,760,720
		60,591,724

TOTAL FINANCIALS		503,669,880

HEALTH CARE - 12.5%
Biotechnology - 4.6%
Acceleron Pharma, Inc. (a)	37,464	909,626
Achillion Pharmaceuticals, Inc. (a)	168,080	700,894
Acorda Therapeutics, Inc. (a)	58,610	1,201,505
Adamas Pharmaceuticals, Inc. (a)(b)	21,396	339,555
Aduro Biotech, Inc. (a)(b)	49,400	585,390
Advaxis, Inc. (a)(b)	48,739	436,701
Adverum Biotechnologies, Inc. (a)	28,402	82,366
Aevi Genomic Medicine, Inc. (a)	39,590	188,448
Agenus, Inc. (a)(b)	95,762	383,048
Aimmune Therapeutics, Inc. (a)	37,423	684,092
Akebia Therapeutics, Inc. (a)	46,943	470,838
Alder Biopharmaceuticals, Inc. (a)(b)	65,506	1,346,148
AMAG Pharmaceuticals, Inc. (a)(b)	47,167	1,136,725
Amicus Therapeutics, Inc. (a)(b)	197,145	1,084,298
Anavex Life Sciences Corp. (a)(b)	46,552	209,484
Anthera Pharmaceuticals, Inc. (a)(b)	48,703	26,402
Applied Genetic Technologies Corp. (a)	17,120	124,120
Aptevo Therapeutics, Inc. (a)	25,071	49,891
Ardelyx, Inc. (a)	43,535	522,420
Arena Pharmaceuticals, Inc. (a)	324,134	499,166
Argos Therapeutics, Inc. (a)(b)	17,806	81,017
ARIAD Pharmaceuticals, Inc. (a)	241,616	5,755,293
Array BioPharma, Inc. (a)(b)	226,345	2,460,370
Arrowhead Pharmaceuticals, Inc. (a)(b)	94,472	183,276
Asterias Biotherapeutics, Inc. (b)	28,113	119,480
Atara Biotherapeutics, Inc. (a)(b)	30,369	408,463
Athersys, Inc. (a)(b)	93,868	102,316
Audentes Therapeutics, Inc.	7,123	116,247
Axovant Sciences Ltd. (a)(b)	32,214	394,622
Bellicum Pharmaceuticals, Inc. (a)(b)	29,253	391,405
BioCryst Pharmaceuticals, Inc. (a)(b)	102,672	646,834
Biospecifics Technologies Corp. (a)	7,097	364,005
BioTime, Inc. (a)(b)	91,224	285,531
bluebird bio, Inc. (a)(b)	55,758	4,153,971
Blueprint Medicines Corp. (a)(b)	33,646	1,146,656
Cara Therapeutics, Inc. (a)(b)	27,402	419,799
Celldex Therapeutics, Inc. (a)(b)	125,434	408,915
Cellular Biomedicine Group, Inc. (a)(b)	15,032	186,397
ChemoCentryx, Inc. (a)	34,360	249,797
Chimerix, Inc. (a)	62,858	341,948
Cidara Therapeutics, Inc. (a)(b)	18,479	182,942
Clovis Oncology, Inc. (a)(b)	50,201	3,253,025
Coherus BioSciences, Inc. (a)	40,855	1,139,855
Concert Pharmaceuticals, Inc. (a)	20,763	183,753
Corvus Pharmaceuticals, Inc.	4,083	57,652
Curis, Inc. (a)	145,583	417,823
Cytokinetics, Inc. (a)	43,795	457,658
CytomX Therapeutics, Inc. (a)	28,265	328,439
CytRx Corp. (a)(b)	110,524	45,834
Dimension Therapeutics, Inc. (a)	13,114	25,572
Dyax Corp. rights 12/31/19 (a)	125,389	313,473
Dynavax Technologies Corp. (a)(b)	48,404	198,456
Eagle Pharmaceuticals, Inc. (a)(b)	12,265	848,861
Edge Therapeutics, Inc. (a)	20,153	194,073
Editas Medicine, Inc. (b)	8,519	148,401
Eiger Biopharmaceuticals, Inc. (a)(b)	8,156	99,503
Emergent BioSolutions, Inc. (a)	44,532	1,347,984
Enanta Pharmaceuticals, Inc. (a)	21,697	718,713
Epizyme, Inc. (a)(b)	56,318	591,339
Esperion Therapeutics, Inc. (a)(b)	17,739	214,997
Exact Sciences Corp. (a)(b)	144,745	2,742,918
Exelixis, Inc. (a)	310,568	5,627,492
FibroGen, Inc. (a)	71,768	1,625,545
Five Prime Therapeutics, Inc. (a)	36,625	1,677,791
Flexion Therapeutics, Inc. (a)	37,854	734,368
Fortress Biotech, Inc. (a)(b)	42,020	102,949
Foundation Medicine, Inc. (a)(b)	17,407	340,307
Galena Biopharma, Inc. (a)(b)	15,691	25,890
Genomic Health, Inc. (a)	24,532	674,139
Geron Corp. (a)(b)	198,513	412,907
Global Blood Therapeutics, Inc. (a)(b)	22,214	358,756
GlycoMimetics, Inc. (a)	17,980	102,306
Halozyme Therapeutics, Inc. (a)(b)	148,358	1,713,535
Heron Therapeutics, Inc. (a)(b)	58,999	766,987
Idera Pharmaceuticals, Inc. (a)(b)	128,644	180,102
Ignyta, Inc. (a)	36,544	179,066
Immune Design Corp. (a)	17,169	97,005
ImmunoGen, Inc. (a)(b)	113,578	265,773
Immunomedics, Inc. (a)(b)	133,719	601,736
Infinity Pharmaceuticals, Inc. (a)	60,700	125,649
Inotek Pharmaceuticals Corp. (a)(b)	21,590	34,544
Inovio Pharmaceuticals, Inc. (a)(b)	86,588	571,481
Insmed, Inc. (a)(b)	85,309	1,260,014
Insys Therapeutics, Inc. (a)(b)	31,815	325,786
Intellia Therapeutics, Inc. (a)(b)	8,849	114,329
Invitae Corp. (a)	37,944	317,591
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	178,377	2,565,061
Kadmon Holdings, Inc. (a)(b)	8,518	34,498
Karyopharm Therapeutics, Inc. (a)	37,320	386,262
Keryx Biopharmaceuticals, Inc. (a)(b)	102,605	511,999
Kite Pharma, Inc. (a)(b)	53,952	2,749,933
La Jolla Pharmaceutical Co. (a)(b)	19,016	369,861
Lexicon Pharmaceuticals, Inc. (a)(b)	59,618	854,326
Ligand Pharmaceuticals, Inc. Class B (a)(b)	26,295	2,787,533
Lion Biotechnologies, Inc. (a)	74,854	542,692
Loxo Oncology, Inc. (a)	22,288	874,358
Macrogenics, Inc. (a)	43,424	802,041
MannKind Corp. (a)(b)	433,674	305,307
MediciNova, Inc. (a)(b)	44,010	244,696
Merrimack Pharmaceuticals, Inc. (a)	171,752	534,149
MiMedx Group, Inc. (a)(b)	136,264	1,101,013
Minerva Neurosciences, Inc. (a)	28,349	300,499
Mirati Therapeutics, Inc. (a)	21,245	108,350
Momenta Pharmaceuticals, Inc. (a)	90,548	1,711,357
Myriad Genetics, Inc. (a)(b)	92,521	1,496,990
NantKwest, Inc. (a)(b)	26,621	142,689
Natera, Inc. (a)	34,196	306,396
NewLink Genetics Corp. (a)	30,559	371,903
Novavax, Inc. (a)(b)	379,257	496,827
OncoMed Pharmaceuticals, Inc. (a)(b)	26,274	217,023
Ophthotech Corp. (a)(b)	37,370	177,881
Organovo Holdings, Inc. (a)(b)	136,164	502,445
Osiris Therapeutics, Inc. (a)(b)	24,573	138,100
Otonomy, Inc. (a)	32,272	472,785
OvaScience, Inc. (a)(b)	50,887	80,401
PDL BioPharma, Inc.	232,953	512,497
Pfenex, Inc. (a)	22,571	180,117
PharmAthene, Inc.	78,323	242,801
Portola Pharmaceuticals, Inc. (a)	67,169	1,830,355
Progenics Pharmaceuticals, Inc. (a)(b)	95,104	848,328
Protagonist Therapeutics, Inc.	9,469	170,821
Proteostasis Therapeutics, Inc.	9,905	146,099
Prothena Corp. PLC (a)(b)	47,587	2,329,860
PTC Therapeutics, Inc. (a)	45,248	592,749
Puma Biotechnology, Inc. (a)(b)	38,231	1,238,684
Radius Health, Inc. (a)(b)	43,051	1,873,580
REGENXBIO, Inc. (a)	26,353	487,531
Regulus Therapeutics, Inc. (a)	48,141	57,769
Repligen Corp. (a)(b)	47,939	1,440,088
Retrophin, Inc. (a)(b)	49,767	976,429
Rigel Pharmaceuticals, Inc. (a)	136,741	284,421
Sage Therapeutics, Inc. (a)(b)	41,237	1,978,551
Sangamo Therapeutics, Inc. (a)	89,055	311,693
Sarepta Therapeutics, Inc. (a)(b)	68,047	2,113,540
Selecta Biosciences, Inc.	6,326	88,564
Seres Therapeutics, Inc. (a)(b)	22,548	223,000
Sorrento Therapeutics, Inc. (a)(b)	30,278	163,501
Spark Therapeutics, Inc. (a)(b)	26,442	1,667,433
Spectrum Pharmaceuticals, Inc. (a)	101,660	473,736
Stemline Therapeutics, Inc. (a)	30,248	308,530
Syndax Pharmaceuticals, Inc.	6,717	51,049
Synergy Pharmaceuticals, Inc. (a)(b)	247,743	1,751,543
Synthetic Biologics, Inc. (a)(b)	120,571	102,244
Syros Pharmaceuticals, Inc. (b)	7,444	80,767
T2 Biosystems, Inc. (a)(b)	18,047	97,454
TESARO, Inc. (a)(b)	39,128	6,371,604
TG Therapeutics, Inc. (a)(b)	45,640	219,072
Tobira Therapeutics, Inc. rights (a)(b)	9,663	175,963
Tokai Pharmaceuticals, Inc. (a)(b)	19,688	18,532
Trevena, Inc. (a)	64,205	448,151
Trovagene, Inc. (a)(b)	38,825	77,650
Ultragenyx Pharmaceutical, Inc. (a)(b)	49,628	3,722,596
Vanda Pharmaceuticals, Inc. (a)	52,688	745,535
Veracyte, Inc. (a)	20,479	151,135
Versartis, Inc. (a)	43,488	621,878
Vital Therapies, Inc. (a)	29,346	145,263
Voyager Therapeutics, Inc. (a)(b)	14,853	177,048
vTv Therapeutics, Inc. Class A (a)	7,459	42,815
Xbiotech, Inc. (a)(b)	23,825	271,605
Xencor, Inc. (a)	49,142	1,171,054
Zafgen, Inc. (a)	25,382	106,858
ZIOPHARM Oncology, Inc. (a)(b)	165,634	980,553
		120,203,199
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	30,182	1,537,924
Accuray, Inc. (a)(b)	104,769	602,422
Analogic Corp.	17,348	1,347,072
Angiodynamics, Inc. (a)	38,141	613,879
Anika Therapeutics, Inc. (a)(b)	19,534	987,248
Atricure, Inc. (a)(b)	43,478	707,387
Atrion Corp.	1,825	891,695
Avinger, Inc. (a)(b)	29,245	76,037
AxoGen, Inc. (a)	35,634	388,411
Cantel Medical Corp.	49,253	3,812,675
Cardiovascular Systems, Inc. (a)	42,537	1,050,664
Cerus Corp. (a)(b)	140,323	597,776
ConforMis, Inc. (a)(b)	48,610	403,463
CONMED Corp.	37,196	1,658,570
Corindus Vascular Robotics, Inc. (a)(b)	59,102	31,933
Cryolife, Inc. (a)	43,817	832,523
Cutera, Inc. (a)	16,989	314,297
Cynosure, Inc. Class A (a)(b)	32,084	1,713,286
Endologix, Inc. (a)(b)	110,661	759,134
Entellus Medical, Inc. (a)(b)	9,273	158,661
Exactech, Inc. (a)	13,989	344,829
Genmark Diagnostics, Inc. (a)	59,659	723,664
Glaukos Corp. (a)(b)	22,700	935,694
Globus Medical, Inc. (a)	95,960	2,529,506
Haemonetics Corp. (a)	69,110	2,754,725
Halyard Health, Inc. (a)	64,419	2,478,199
ICU Medical, Inc. (a)	20,121	2,758,589
Inogen, Inc. (a)(b)	22,279	1,434,099
Insulet Corp. (a)(b)	78,904	3,282,406
Integer Holdings Corp. (a)	41,923	1,358,305
Integra LifeSciences Holdings Corp. (a)	82,683	3,450,362
Invacare Corp.	44,245	508,818
InVivo Therapeutics Holdings Corp. (a)(b)	47,406	225,179
IRadimed Corp. (a)(b)	4,347	39,775
iRhythm Technologies, Inc.	10,146	331,064
Iridex Corp. (a)	12,979	181,057
K2M Group Holdings, Inc. (a)	33,863	688,096
LeMaitre Vascular, Inc.	17,537	398,265
Masimo Corp. (a)	55,338	4,071,770
Meridian Bioscience, Inc.	58,783	770,057
Merit Medical Systems, Inc. (a)	60,002	1,524,051
Natus Medical, Inc. (a)	44,114	1,722,652
Neogen Corp. (a)	49,464	3,266,603
Nevro Corp. (a)(b)	32,872	2,860,521
Novocure Ltd. (a)(b)	65,823	417,976
NuVasive, Inc. (a)	67,631	4,786,246
NxStage Medical, Inc. (a)	86,524	2,327,496
Obalon Therapeutics, Inc. (b)	8,054	81,506
OraSure Technologies, Inc. (a)	76,438	674,183
Orthofix International NV (a)	24,389	876,541
Oxford Immunotec Global PLC (a)	30,613	413,582
Penumbra, Inc. (a)(b)	34,407	2,461,821
Quidel Corp. (a)	38,227	725,548
Rockwell Medical Technologies, Inc. (a)(b)	62,742	364,531
RTI Biologics, Inc. (a)	71,175	231,319
Second Sight Medical Products, Inc. (a)(b)	27,021	38,640
Staar Surgical Co. (a)	55,920	553,608
SurModics, Inc. (a)	17,057	412,779
Tactile Systems Technology, Inc. (b)	7,065	108,872
Tandem Diabetes Care, Inc. (a)(b)	20,067	47,157
The Spectranetics Corp. (a)	59,324	1,533,525
TransEnterix, Inc. (a)(b)	86,433	127,057
Utah Medical Products, Inc.	5,059	314,670
Vascular Solutions, Inc. (a)	22,768	1,273,870
ViewRay, Inc. (a)(b)	6,481	33,766
Wright Medical Group NV (a)(b)	141,152	3,554,207
Zeltiq Aesthetics, Inc. (a)(b)	48,515	2,151,155
		80,633,398
Health Care Providers & Services - 2.1%
AAC Holdings, Inc. (a)(b)	12,190	96,911
Aceto Corp.	40,673	776,448
Addus HomeCare Corp. (a)	10,278	350,994
Adeptus Health, Inc. Class A (a)(b)	17,020	122,033
Air Methods Corp. (a)(b)	45,823	1,635,881
Almost Family, Inc. (a)	15,487	731,761
Amedisys, Inc. (a)	38,125	1,746,888
American Renal Associates Holdings, Inc. (b)	11,501	221,049
AMN Healthcare Services, Inc. (a)	64,122	2,298,774
BioScrip, Inc. (a)(b)	138,296	189,466
BioTelemetry, Inc. (a)	37,146	856,215
Capital Senior Living Corp. (a)	39,511	658,648
Chemed Corp.	22,046	3,661,620
Civitas Solutions, Inc. (a)	20,877	382,049
Community Health Systems, Inc. (a)(b)	152,201	974,086
Corvel Corp. (a)	14,219	545,299
Cross Country Healthcare, Inc. (a)	44,616	645,594
Diplomat Pharmacy, Inc. (a)(b)	61,606	846,466
Genesis HealthCare, Inc. Class A (a)	45,920	188,731
HealthEquity, Inc. (a)	58,942	2,726,068
HealthSouth Corp.	121,244	4,706,692
Kindred Healthcare, Inc.	114,882	763,965
Landauer, Inc.	13,373	686,704
LHC Group, Inc. (a)	20,637	1,034,533
Magellan Health Services, Inc. (a)	31,571	2,366,246
Molina Healthcare, Inc. (a)(b)	59,176	3,356,463
National Healthcare Corp.	16,019	1,199,022
National Research Corp. Class A	10,167	177,414
Nobilis Health Corp. (a)(b)	68,964	148,273
Owens & Minor, Inc.	85,865	3,080,836
PharMerica Corp. (a)	40,440	1,002,912
Providence Service Corp. (a)	17,981	694,966
Quorum Health Corp. (a)	38,116	335,040
RadNet, Inc. (a)	47,821	277,362
Select Medical Holdings Corp. (a)(b)	144,875	1,803,694
Surgery Partners, Inc. (a)(b)	25,274	467,569
Surgical Care Affiliates, Inc. (a)	36,670	2,071,855
Team Health Holdings, Inc. (a)	92,427	4,016,877
Teladoc, Inc. (a)	33,062	661,240
The Ensign Group, Inc.	63,819	1,298,078
Tivity Health, Inc. (a)	43,412	1,113,518
Triple-S Management Corp. (a)	32,510	621,266
U.S. Physical Therapy, Inc.	16,542	1,160,421
Universal American Spin Corp. (a)	60,112	597,513
		53,297,440
Health Care Technology - 0.4%
Castlight Health, Inc. Class B (a)(b)	50,580	156,798
Computer Programs & Systems, Inc. (b)	14,708	332,401
Evolent Health, Inc. (a)(b)	20,916	380,671
Fulgent Genetics, Inc.	4,668	61,011
HealthStream, Inc. (a)	35,281	810,052
HMS Holdings Corp. (a)	114,046	2,071,075
Medidata Solutions, Inc. (a)(b)	74,530	3,692,216
NantHealth, Inc. (b)	8,207	66,805
Omnicell, Inc. (a)	48,691	1,748,007
Quality Systems, Inc.	70,649	1,060,441
Tabula Rasa HealthCare, Inc.	6,192	87,060
Vocera Communications, Inc. (a)	34,795	721,996
		11,188,533
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	32,173	674,024
Albany Molecular Research, Inc. (a)(b)	33,967	624,993
Cambrex Corp. (a)	43,179	2,264,739
ChromaDex, Inc. (a)	35,321	98,192
Enzo Biochem, Inc. (a)	51,833	346,244
Fluidigm Corp. (a)(b)	40,351	255,422
INC Research Holdings, Inc. Class A (a)	56,539	2,996,567
Luminex Corp. (a)(b)	54,295	1,097,845
Medpace Holdings, Inc.	10,560	368,438
Nanostring Technologies, Inc. (a)	20,364	367,367
NeoGenomics, Inc. (a)(b)	74,887	603,589
Pacific Biosciences of California, Inc. (a)(b)	111,385	536,876
PAREXEL International Corp. (a)	71,566	5,073,314
PRA Health Sciences, Inc. (a)	32,695	1,915,600
		17,223,210
Pharmaceuticals - 1.6%
AcelRx Pharmaceuticals, Inc. (a)(b)	43,743	115,919
Aclaris Therapeutics, Inc. (a)	14,791	392,405
Aerie Pharmaceuticals, Inc. (a)(b)	39,216	1,721,582
Agile Therapeutics, Inc. (a)	23,522	54,101
Amphastar Pharmaceuticals, Inc. (a)	48,567	764,930
Ampio Pharmaceuticals, Inc. (a)(b)	51,392	50,364
ANI Pharmaceuticals, Inc. (a)	11,139	673,353
Aratana Therapeutics, Inc. (a)	43,932	351,017
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc. (b)	7,550	421,139
Axsome Therapeutics, Inc. (a)	13,726	67,257
Bio Path Holdings, Inc. (a)	109,541	104,053
Catalent, Inc. (a)	136,804	3,660,875
Cempra, Inc. (a)	55,406	174,529
Clearside Biomedical, Inc.	13,889	103,473
Collegium Pharmaceutical, Inc. (a)(b)	22,087	371,503
Corcept Therapeutics, Inc. (a)(b)	104,394	742,241
DepoMed, Inc. (a)(b)	83,333	1,507,494
Dermira, Inc. (a)	35,112	1,033,697
Durect Corp. (a)	156,520	165,911
Egalet Corp. (a)(b)	31,970	156,333
Endocyte, Inc. (a)(b)	46,677	103,156
Flex Pharma, Inc. (a)	17,388	75,812
Heska Corp. (a)	8,478	675,018
Horizon Pharma PLC (a)	220,554	3,610,469
Impax Laboratories, Inc. (a)	100,091	1,316,197
Innoviva, Inc. (a)(b)	111,373	1,180,554
Intersect ENT, Inc. (a)	33,128	447,228
Intra-Cellular Therapies, Inc. (a)(b)	48,304	697,510
Lannett Co., Inc. (a)(b)	36,699	739,485
Lipocine, Inc. (a)(b)	26,982	97,675
MyoKardia, Inc. (a)	16,015	179,368
Nektar Therapeutics (a)(b)	194,384	2,353,990
Neos Therapeutics, Inc. (a)(b)	16,975	99,304
Novan, Inc. (b)	5,917	24,023
Ocular Therapeutix, Inc. (a)(b)	21,743	142,634
Omeros Corp. (a)(b)	56,486	547,349
Pacira Pharmaceuticals, Inc. (a)(b)	49,572	1,906,043
Paratek Pharmaceuticals, Inc. (a)	27,226	411,113
Phibro Animal Health Corp. Class A	24,638	657,835
Prestige Brands Holdings, Inc. (a)	72,973	3,850,055
Reata Pharmaceuticals, Inc. (b)	9,021	224,623
Revance Therapeutics, Inc. (a)(b)	28,689	573,780
SciClone Pharmaceuticals, Inc. (a)	71,845	729,227
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	31,349	349,541
Supernus Pharmaceuticals, Inc. (a)	64,311	1,739,613
Teligent, Inc. (a)(b)	60,946	426,622
Tetraphase Pharmaceuticals, Inc. (a)	44,956	172,181
The Medicines Company (a)(b)	92,452	3,332,895
TherapeuticsMD, Inc. (a)(b)	206,542	1,200,009
Theravance Biopharma, Inc. (a)(b)	55,095	1,650,646
Titan Pharmaceuticals, Inc. (a)(b)	27,788	120,878
WAVE Life Sciences (a)(b)	10,559	303,571
Zogenix, Inc. (a)(b)	32,603	262,454
		42,833,034

TOTAL HEALTH CARE		325,378,814

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.5%
AAR Corp.	45,098	1,442,685
Aerojet Rocketdyne Holdings, Inc. (a)	80,119	1,450,955
AeroVironment, Inc. (a)(b)	29,351	768,703
Astronics Corp. (a)	25,105	823,695
Astronics Corp. Class B	1,938	63,954
Cubic Corp.	34,521	1,641,474
Curtiss-Wright Corp.	60,284	5,911,449
DigitalGlobe, Inc. (a)	85,625	2,401,781
Ducommun, Inc. (a)	14,239	421,902
Engility Holdings, Inc. (a)	24,456	717,294
Esterline Technologies Corp. (a)	40,171	3,440,646
KEYW Holding Corp. (a)(b)	46,973	470,200
KLX, Inc. (a)	72,172	3,535,706
Kratos Defense & Security Solutions, Inc. (a)(b)	78,442	646,362
Mercury Systems, Inc. (a)	53,001	1,787,194
Moog, Inc. Class A (a)	44,074	2,903,154
National Presto Industries, Inc. (b)	6,873	731,287
Sparton Corp. (a)	13,174	285,612
Taser International, Inc. (a)(b)	70,547	1,762,264
Teledyne Technologies, Inc. (a)	46,398	5,700,922
Triumph Group, Inc.	67,647	1,809,557
Vectrus, Inc. (a)	14,218	320,474
Wesco Aircraft Holdings, Inc. (a)	75,249	1,140,022
		40,177,292
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	65,857	1,062,273
Atlas Air Worldwide Holdings, Inc. (a)	33,451	1,764,540
Echo Global Logistics, Inc. (a)	39,615	940,856
Forward Air Corp.	41,200	1,985,428
Hub Group, Inc. Class A (a)	45,491	2,017,526
Park-Ohio Holdings Corp.	11,130	499,181
Radiant Logistics, Inc. (a)	50,168	184,117
XPO Logistics, Inc. (a)(b)	133,736	5,983,349
		14,437,270
Airlines - 0.4%
Allegiant Travel Co.	18,001	3,096,172
Hawaiian Holdings, Inc. (a)	71,971	3,666,922
SkyWest, Inc.	69,028	2,443,591
		9,206,685
Building Products - 1.2%
AAON, Inc.	55,077	1,869,864
Advanced Drain Systems, Inc. Del	46,505	1,120,771
American Woodmark Corp. (a)	19,093	1,359,422
Apogee Enterprises, Inc.	38,681	2,207,911
Builders FirstSource, Inc. (a)	116,369	1,252,130
Caesarstone Sdot-Yam Ltd. (a)(b)	32,543	987,680
Continental Building Products, Inc. (a)	48,851	1,135,786
CSW Industrials, Inc. (a)	20,296	741,819
GCP Applied Technologies, Inc. (a)	96,847	2,610,027
Gibraltar Industries, Inc. (a)	42,883	1,882,564
GMS, Inc.	8,986	268,142
Griffon Corp.	41,881	1,065,871
Insteel Industries, Inc.	23,914	885,775
Masonite International Corp. (a)	41,370	2,755,242
NCI Building Systems, Inc. (a)	37,936	606,976
Patrick Industries, Inc. (a)	19,570	1,599,848
PGT, Inc. (a)	67,210	772,915
Ply Gem Holdings, Inc. (a)	28,904	466,800
Quanex Building Products Corp.	47,137	930,956
Simpson Manufacturing Co. Ltd.	56,205	2,446,042
Trex Co., Inc. (a)	40,272	2,727,623
Universal Forest Products, Inc.	27,064	2,752,679
		32,446,843
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	76,556	3,092,097
ACCO Brands Corp. (a)	144,333	1,840,246
ADS Waste Holdings, Inc.	31,083	690,353
Aqua Metals, Inc. (a)(b)	15,294	170,681
ARC Document Solutions, Inc. (a)	54,095	254,787
Brady Corp. Class A	63,066	2,292,449
Casella Waste Systems, Inc. Class A (a)	54,620	631,407
CECO Environmental Corp.	41,332	542,276
CompX International, Inc. Class A	1,557	22,732
Deluxe Corp.	66,775	4,864,559
Ennis, Inc.	33,790	571,051
Essendant, Inc.	51,894	1,084,066
G&K Services, Inc. Class A	26,274	2,523,880
Healthcare Services Group, Inc.	96,108	3,820,293
Heritage-Crystal Clean, Inc. (a)	15,822	236,539
Herman Miller, Inc.	82,393	2,570,662
HNI Corp.	61,385	3,094,418
InnerWorkings, Inc. (a)	53,106	510,349
Interface, Inc.	89,221	1,623,822
Kimball International, Inc. Class B	51,086	854,669
Knoll, Inc.	65,723	1,716,028
Matthews International Corp. Class A	44,087	2,973,668
McGrath RentCorp.	31,766	1,216,002
Mobile Mini, Inc.	60,714	1,976,241
Msa Safety, Inc.	42,489	3,031,590
Multi-Color Corp.	18,684	1,442,405
NL Industries, Inc. (a)	10,344	62,064
Quad/Graphics, Inc.	39,577	1,036,522
SP Plus Corp. (a)(b)	22,895	634,192
Steelcase, Inc. Class A	117,604	1,975,747
Team, Inc. (a)	39,693	1,333,685
Tetra Tech, Inc.	79,228	3,462,264
The Brink's Co.	61,763	2,748,454
TRC Companies, Inc. (a)	23,048	214,346
U.S. Ecology, Inc.	29,914	1,533,093
UniFirst Corp.	20,479	2,619,264
Viad Corp.	27,552	1,208,155
VSE Corp.	11,313	421,749
West Corp.	60,436	1,466,782
		62,363,587
Construction & Engineering - 1.0%
Aegion Corp. (a)	47,928	1,114,805
Ameresco, Inc. Class A (a)	26,307	136,796
Argan, Inc.	18,323	1,351,321
Comfort Systems U.S.A., Inc.	50,825	1,720,426
Dycom Industries, Inc. (a)(b)	41,731	3,366,022
EMCOR Group, Inc.	82,447	5,745,731
Granite Construction, Inc.	54,105	3,036,914
Great Lakes Dredge & Dock Corp. (a)	81,873	425,740
HC2 Holdings, Inc. (a)	47,454	315,569
Ies Holdings, Inc. (a)	9,743	189,989
Layne Christensen Co. (a)	22,486	234,529
MasTec, Inc. (a)	90,498	3,371,051
MYR Group, Inc. (a)	21,432	824,489
NV5 Holdings, Inc. (a)	10,118	412,309
Orion Group Holdings, Inc. (a)	36,281	380,951
Primoris Services Corp.	55,617	1,380,414
Tutor Perini Corp. (a)	51,933	1,547,603
		25,554,659
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	7,632	168,209
American Superconductor Corp. (a)(b)	18,189	127,141
AZZ, Inc.	35,178	2,094,850
Babcock & Wilcox Enterprises, Inc. (a)	63,419	1,055,292
Encore Wire Corp.	27,363	1,156,087
Energous Corp. (a)(b)	20,207	292,193
EnerSys	59,422	4,631,945
FuelCell Energy, Inc. (a)(b)	30,426	45,639
Generac Holdings, Inc. (a)(b)	89,245	3,593,004
General Cable Corp.	67,029	1,360,689
LSI Industries, Inc.	32,926	313,456
Plug Power, Inc. (a)(b)	276,043	292,606
Powell Industries, Inc.	11,890	457,527
Power Solutions International, Inc. (a)(b)	8,214	60,784
Preformed Line Products Co.	3,177	173,464
Sunrun, Inc. (a)(b)	86,149	455,728
Thermon Group Holdings, Inc. (a)(b)	44,729	928,574
TPI Composites, Inc.	7,471	145,012
Vicor Corp. (a)	21,770	333,081
		17,685,281
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	50,559	1,266,503
Machinery - 3.6%
Actuant Corp. Class A	80,527	2,105,781
Alamo Group, Inc.	13,065	988,106
Albany International Corp. Class A	39,551	1,876,695
Altra Industrial Motion Corp.	34,916	1,302,367
American Railcar Industries, Inc. (b)	10,234	455,822
Astec Industries, Inc.	26,224	1,835,156
Barnes Group, Inc.	68,644	3,303,836
Blue Bird Corp. (a)	8,529	143,714
Briggs & Stratton Corp.	58,049	1,257,341
Chart Industries, Inc. (a)	41,689	1,617,116
CIRCOR International, Inc.	22,438	1,397,439
CLARCOR, Inc.	64,764	5,363,107
Columbus McKinnon Corp. (NY Shares)	27,074	744,264
Dmc Global, Inc.	19,098	304,613
Douglas Dynamics, Inc.	30,234	1,021,909
Energy Recovery, Inc. (a)(b)	47,697	488,417
EnPro Industries, Inc.	29,569	2,008,031
ESCO Technologies, Inc.	34,883	2,030,191
ExOne Co. (a)(b)	13,565	133,615
Federal Signal Corp.	83,591	1,299,004
Franklin Electric Co., Inc.	63,386	2,557,625
FreightCar America, Inc.	15,030	217,184
Gencor Industries, Inc. (a)	9,608	150,365
Global Brass & Copper Holdings, Inc.	28,840	956,046
Gorman-Rupp Co.	24,935	809,390
Graham Corp.	13,780	306,192
Greenbrier Companies, Inc.	36,664	1,604,050
Hardinge, Inc.	14,475	153,435
Harsco Corp.	109,902	1,467,192
Hillenbrand, Inc.	80,820	2,953,971
Hurco Companies, Inc.	8,599	263,129
Hyster-Yale Materials Handling Class A	13,019	800,929
John Bean Technologies Corp.	39,749	3,432,326
Joy Global, Inc.	130,669	3,674,412
Kadant, Inc.	15,248	939,277
Kennametal, Inc.	107,883	3,855,738
Lindsay Corp.	14,371	1,082,711
Lydall, Inc. (a)	22,717	1,385,737
Manitowoc Co., Inc. (a)	173,243	1,183,250
Meritor, Inc. (a)	111,696	1,611,773
Milacron Holdings Corp. (a)(b)	20,058	331,759
Miller Industries, Inc.	14,360	380,540
Mueller Industries, Inc.	77,870	3,135,046
Mueller Water Products, Inc. Class A	212,796	2,864,234
Navistar International Corp. New (a)(b)	67,922	1,852,233
NN, Inc.	36,577	707,765
Omega Flex, Inc.	3,613	171,365
Proto Labs, Inc. (a)(b)	33,502	1,758,855
RBC Bearings, Inc. (a)	31,078	2,878,755
Rexnord Corp. (a)	113,447	2,506,044
SPX Corp. (a)	56,511	1,409,949
SPX Flow, Inc. (a)	48,068	1,677,093
Standex International Corp.	17,328	1,511,002
Sun Hydraulics Corp.	31,291	1,225,981
Supreme Industries, Inc. Class A	17,863	327,965
Tennant Co.	23,883	1,653,898
Titan International, Inc.	60,573	805,015
TriMas Corp. (a)	62,665	1,334,765
Wabash National Corp. (b)	86,996	1,535,479
Watts Water Technologies, Inc. Class A	38,064	2,512,224
Woodward, Inc.	71,832	5,002,380
		94,663,603
Marine - 0.1%
Costamare, Inc.	37,261	197,856
Matson, Inc.	58,653	2,091,566
Scorpio Bulkers, Inc. (a)	75,436	539,367
		2,828,789
Professional Services - 1.4%
Acacia Research Corp. (a)	69,539	406,803
Advisory Board Co. (a)	55,993	2,547,682
Barrett Business Services, Inc.	10,211	613,783
CBIZ, Inc. (a)	65,882	863,054
CEB, Inc.	43,824	3,350,345
CRA International, Inc.	11,196	372,043
Exponent, Inc.	34,623	2,009,865
Franklin Covey Co. (a)	12,555	219,713
FTI Consulting, Inc. (a)	56,848	2,395,575
GP Strategies Corp. (a)	16,756	430,629
Heidrick & Struggles International, Inc.	23,780	531,483
Hill International, Inc. (a)	39,915	215,541
Huron Consulting Group, Inc. (a)	29,067	1,316,735
ICF International, Inc. (a)	24,817	1,290,484
IDI, Inc. (a)	23,036	88,689
Insperity, Inc.	21,309	1,523,594
Kelly Services, Inc. Class A (non-vtg.)	41,746	934,693
Kforce, Inc.	34,435	792,005
Korn/Ferry International	78,907	2,292,248
MISTRAS Group, Inc. (a)	22,176	511,822
Navigant Consulting, Inc. (a)	65,262	1,611,971
On Assignment, Inc. (a)	69,702	3,156,107
Resources Connection, Inc.	48,256	805,875
RPX Corp. (a)	64,813	703,869
TriNet Group, Inc. (a)	57,187	1,454,265
TrueBlue, Inc. (a)	56,632	1,401,642
WageWorks, Inc. (a)	49,870	3,598,121
		35,438,636
Road & Rail - 0.5%
ArcBest Corp.	33,607	1,061,981
Celadon Group, Inc.	36,476	277,218
Covenant Transport Group, Inc. Class A (a)	16,863	363,060
Heartland Express, Inc. (b)	63,166	1,301,220
Knight Transportation, Inc. (b)	91,238	3,047,349
Marten Transport Ltd.	32,742	748,155
P.A.M. Transportation Services, Inc. (a)	2,880	67,133
Roadrunner Transportation Systems, Inc. (a)	40,142	317,925
Saia, Inc. (a)	33,988	1,633,123
Swift Transporation Co. (a)(b)	102,008	2,328,843
U.S.A. Truck, Inc. (a)	10,044	84,872
Universal Logistics Holdings I	10,339	149,399
Werner Enterprises, Inc.	60,880	1,710,728
YRC Worldwide, Inc. (a)	44,643	666,520
		13,757,526
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	65,863	1,468,745
Applied Industrial Technologies, Inc.	49,471	2,990,522
Beacon Roofing Supply, Inc. (a)	81,689	3,575,528
BMC Stock Holdings, Inc. (a)	76,013	1,421,443
CAI International, Inc. (a)	22,248	359,083
DXP Enterprises, Inc. (a)	21,348	807,381
GATX Corp. (b)	55,989	3,237,284
H&E Equipment Services, Inc.	43,142	1,115,652
Kaman Corp.	36,536	1,846,164
Lawson Products, Inc. (a)	7,953	205,585
MRC Global, Inc. (a)	128,507	2,640,819
Neff Corp. (a)	11,762	184,663
Now, Inc. (a)	146,351	3,111,422
Rush Enterprises, Inc.:
Class A (a)	39,062	1,279,281
Class B (a)	9,788	300,981
SiteOne Landscape Supply, Inc.	15,964	613,337
Textainer Group Holdings Ltd.	31,350	451,440
Titan Machinery, Inc. (a)(b)	26,034	359,530
Triton International Ltd.	54,535	1,327,382
Univar, Inc. (a)	58,145	1,733,884
Veritiv Corp. (a)	11,446	641,548
Willis Lease Finance Corp. (a)	4,784	121,896
		29,793,570

TOTAL INDUSTRIALS		379,620,244

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.9%
ADTRAN, Inc.	66,888	1,464,847
Aerohive Networks, Inc. (a)	29,433	168,651
Applied Optoelectronics, Inc. (a)(b)	22,419	689,608
Bel Fuse, Inc. Class B (non-vtg.)	12,736	405,005
Black Box Corp.	19,153	255,693
CalAmp Corp. (a)	49,747	747,200
Calix Networks, Inc. (a)	56,078	403,762
Ciena Corp. (a)(b)	187,649	4,567,377
Clearfield, Inc. (a)(b)	14,313	246,184
Comtech Telecommunications Corp.	29,599	317,597
Digi International, Inc. (a)	34,911	455,589
EMCORE Corp.	33,470	301,230
Extreme Networks, Inc. (a)	142,714	789,208
Finisar Corp. (a)	147,009	4,347,056
Harmonic, Inc. (a)(b)	106,920	566,676
Infinera Corp. (a)	192,072	1,730,569
InterDigital, Inc.	47,235	4,411,749
Ixia (a)	86,892	1,690,049
KVH Industries, Inc. (a)	19,058	198,203
Lumentum Holdings, Inc. (a)	68,516	2,600,182
NETGEAR, Inc. (a)	44,332	2,522,491
NetScout Systems, Inc. (a)	122,839	4,090,539
Oclaro, Inc. (a)	153,423	1,505,080
Plantronics, Inc.	45,574	2,578,577
ShoreTel, Inc. (a)	96,845	673,073
Silicom Ltd.	7,833	286,766
Sonus Networks, Inc. (a)	62,433	398,323
Ubiquiti Networks, Inc. (a)	35,254	2,199,850
ViaSat, Inc. (a)(b)	70,768	4,593,551
Viavi Solutions, Inc. (a)	321,540	2,877,783
		48,082,468
Electronic Equipment & Components - 3.0%
Agilysys, Inc. (a)	21,080	205,108
Anixter International, Inc. (a)	39,338	3,363,399
AVX Corp.	62,395	1,010,799
Badger Meter, Inc.	38,743	1,493,543
Belden, Inc.	57,373	4,387,313
Benchmark Electronics, Inc. (a)	67,326	2,060,176
Cardtronics PLC	61,580	3,361,036
Coherent, Inc. (a)	33,033	5,210,295
Control4 Corp. (a)	26,441	285,034
CTS Corp.	42,649	916,954
Daktronics, Inc.	47,757	485,211
Electro Scientific Industries, Inc. (a)	34,046	223,682
ePlus, Inc. (a)	8,866	993,435
Fabrinet (a)	47,214	1,989,126
FARO Technologies, Inc. (a)	23,277	863,577
II-VI, Inc. (a)	81,308	2,967,742
Insight Enterprises, Inc. (a)	50,385	1,870,795
InvenSense, Inc. (a)	110,277	1,396,107
Itron, Inc. (a)	45,762	2,823,515
Kimball Electronics, Inc. (a)	40,634	694,841
Knowles Corp. (a)(b)	119,790	2,158,616
Littelfuse, Inc.	30,249	4,770,570
Maxwell Technologies, Inc. (a)(b)	38,744	184,421
Mesa Laboratories, Inc.	3,937	469,054
Methode Electronics, Inc. Class A	49,427	2,078,405
MTS Systems Corp. (b)	22,837	1,326,830
Novanta, Inc. (a)	43,444	970,973
OSI Systems, Inc. (a)	24,061	1,796,635
Park Electrochemical Corp.	25,228	462,429
PC Connection, Inc.	15,044	410,400
Plexus Corp. (a)	45,424	2,466,523
RadiSys Corp. (a)	44,191	194,882
Rogers Corp. (a)	24,350	1,946,783
Sanmina Corp. (a)	100,180	3,902,011
ScanSource, Inc. (a)	34,092	1,348,339
SYNNEX Corp.	39,853	4,789,534
Systemax, Inc.	15,715	133,263
Tech Data Corp. (a)	47,841	4,093,276
TTM Technologies, Inc. (a)(b)	99,436	1,474,636
Universal Display Corp. (a)(b)	56,743	3,745,038
Vishay Intertechnology, Inc. (b)	187,413	3,111,056
Vishay Precision Group, Inc. (a)	15,081	251,099
		78,686,461
Internet Software & Services - 2.4%
2U, Inc. (a)(b)	49,748	1,693,422
Actua Corp. (a)(b)	49,653	710,038
Alarm.com Holdings, Inc. (a)	13,330	361,110
Amber Road, Inc. (a)	23,588	208,754
Angie's List, Inc. (a)	56,042	351,383
AppFolio, Inc. (a)(b)	9,965	225,707
Apptio, Inc. Class A	8,639	119,564
Autobytel, Inc. (a)	11,530	158,538
Bankrate, Inc. (a)	64,919	707,617
Bazaarvoice, Inc. (a)	107,148	503,596
Benefitfocus, Inc. (a)(b)	18,043	545,801
BlackLine, Inc. (b)	13,952	379,215
Blucora, Inc. (a)	54,130	817,363
Box, Inc. Class A (a)	65,779	1,122,848
Brightcove, Inc. (a)	42,229	304,049
Carbonite, Inc. (a)	24,778	427,421
Care.com, Inc. (a)	16,619	140,264
ChannelAdvisor Corp. (a)	32,292	447,244
Cimpress NV (a)(b)	34,374	2,900,822
comScore, Inc. (a)(b)	65,646	2,202,423
Cornerstone OnDemand, Inc. (a)	68,918	2,804,273
Coupa Software, Inc. (b)	11,927	309,983
DHI Group, Inc. (a)	66,056	376,519
EarthLink Holdings Corp.	143,848	922,066
Endurance International Group Holdings, Inc. (a)(b)	82,426	634,680
Envestnet, Inc. (a)	56,118	2,121,260
Five9, Inc. (a)	46,171	713,804
Global Sources Ltd. (a)	10,001	92,009
Gogo, Inc. (a)(b)	77,943	713,178
GrubHub, Inc. (a)	110,297	4,582,840
GTT Communications, Inc. (a)	36,676	1,036,097
Hortonworks, Inc. (a)(b)	58,839	570,738
Instructure, Inc. (a)	14,329	312,372
j2 Global, Inc.	64,365	5,394,431
Limelight Networks, Inc. (a)	89,006	194,923
Liquidity Services, Inc. (a)	35,049	341,728
LivePerson, Inc. (a)	74,042	540,507
LogMeIn, Inc. (b)	71,145	7,690,775
Marchex, Inc. Class B (a)	47,228	127,988
MeetMe, Inc. (a)(b)	52,036	256,017
MINDBODY, Inc. (a)	19,837	483,031
New Relic, Inc. (a)(b)	29,443	1,065,837
NIC, Inc.	88,101	2,123,234
NumereX Corp. Class A (a)	22,750	133,770
Q2 Holdings, Inc. (a)	34,907	1,108,297
QuinStreet, Inc. (a)	48,817	170,860
Quotient Technology, Inc. (a)(b)	87,703	934,037
RealNetworks, Inc. (a)	28,920	154,722
Reis, Inc.	10,792	215,840
RetailMeNot, Inc. (a)	50,115	453,541
Rightside Group Ltd. (a)	18,163	153,296
SecureWorks Corp.	6,642	68,678
Shutterstock, Inc. (a)(b)	25,697	1,382,499
SPS Commerce, Inc. (a)	22,633	1,561,677
Stamps.com, Inc. (a)(b)	22,171	2,694,885
TechTarget, Inc. (a)	21,218	186,931
The Trade Desk, Inc. (b)	6,744	200,027
TrueCar, Inc. (a)(b)	73,507	966,617
Web.com Group, Inc. (a)	58,169	1,102,303
WebMD Health Corp. (a)(b)	50,982	2,543,492
Xactly Corp. (a)	31,660	384,669
XO Group, Inc. (a)	36,678	690,647
		62,842,257
IT Services - 1.8%
Acxiom Corp. (a)	105,102	2,743,162
ALJ Regional Holdings, Inc. (a)(b)	23,793	94,934
Blackhawk Network Holdings, Inc. (a)	75,327	2,689,174
CACI International, Inc. Class A (a)	33,254	4,083,591
Cass Information Systems, Inc.	14,634	962,478
Convergys Corp.	122,015	3,028,412
CSG Systems International, Inc.	43,990	2,129,116
EPAM Systems, Inc. (a)	65,897	4,241,131
EVERTEC, Inc.	86,590	1,476,360
ExlService Holdings, Inc. (a)	44,066	2,024,833
Forrester Research, Inc.	14,611	596,129
Hackett Group, Inc.	29,453	478,611
Information Services Group, Inc. (a)	38,382	126,661
Lionbridge Technologies, Inc. (a)	80,416	459,980
ManTech International Corp. Class A	33,932	1,321,312
Maximus, Inc.	87,724	4,837,101
MoneyGram International, Inc. (a)	40,941	519,951
NCI, Inc. Class A	7,337	93,180
Neustar, Inc. Class A (a)	73,914	2,453,945
Perficient, Inc. (a)	47,576	843,522
PFSweb, Inc. (a)	18,111	136,014
Planet Payment, Inc. (a)	52,246	220,478
Science Applications International Corp.	57,685	4,696,713
ServiceSource International, Inc. (a)	80,031	424,164
Sykes Enterprises, Inc. (a)	54,113	1,511,376
Syntel, Inc. (b)	44,515	937,486
Teletech Holdings, Inc.	21,465	635,364
Travelport Worldwide Ltd.	158,854	2,281,143
Unisys Corp. (a)(b)	68,739	883,296
Virtusa Corp. (a)	38,352	977,209
		47,906,826
Semiconductors & Semiconductor Equipment - 3.9%
Acacia Communications, Inc. (b)	7,231	420,627
Advanced Energy Industries, Inc. (a)	53,858	3,169,005
Advanced Micro Devices, Inc. (a)(b)	1,026,585	10,645,623
Alpha & Omega Semiconductor Ltd. (a)	25,570	520,350
Ambarella, Inc. (a)(b)	43,284	2,147,319
Amkor Technology, Inc. (a)	137,605	1,294,863
Axcelis Technologies, Inc. (a)	40,607	617,226
Brooks Automation, Inc.	93,254	1,624,485
Cabot Microelectronics Corp.	32,210	2,174,497
Cavium, Inc. (a)	88,117	5,834,227
Ceva, Inc. (a)	26,690	943,492
Cirrus Logic, Inc. (a)	85,619	5,164,538
Cohu, Inc.	33,665	444,378
Diodes, Inc. (a)	51,782	1,288,854
DSP Group, Inc. (a)	28,331	307,391
Entegris, Inc. (a)	193,907	3,635,756
Exar Corp. (a)	53,893	552,403
FormFactor, Inc. (a)	94,855	1,180,945
GigOptix, Inc. (a)	73,944	190,776
Impinj, Inc. (b)	8,413	296,222
Inphi Corp. (a)	55,019	2,520,971
Integrated Device Technology, Inc. (a)	184,073	4,636,799
Intersil Corp. Class A	182,093	4,084,346
IXYS Corp.	33,791	408,871
Kopin Corp. (a)	83,280	265,663
Lattice Semiconductor Corp. (a)	162,830	1,170,748
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	42,681	2,029,482
MaxLinear, Inc. Class A (a)	75,428	1,929,448
Microsemi Corp. (a)	155,463	8,262,858
MKS Instruments, Inc.	72,551	4,781,111
Monolithic Power Systems, Inc.	53,095	4,632,008
Nanometrics, Inc. (a)	32,805	843,417
NeoPhotonics Corp. (a)	43,084	471,770
NVE Corp.	6,232	483,541
PDF Solutions, Inc. (a)	37,578	845,881
Photronics, Inc. (a)	89,245	1,026,318
Power Integrations, Inc.	37,832	2,686,072
Rambus, Inc. (a)	150,227	1,949,946
Rudolph Technologies, Inc. (a)	41,107	943,406
Semtech Corp. (a)	88,564	2,918,184
Sigma Designs, Inc. (a)	46,397	283,022
Silicon Laboratories, Inc. (a)	56,622	3,691,754
Synaptics, Inc. (a)(b)	48,082	2,710,863
Tessera Holding Corp.	67,338	3,043,678
Ultra Clean Holdings, Inc. (a)	43,916	550,267
Ultratech, Inc. (a)	31,242	809,793
Veeco Instruments, Inc. (a)	53,948	1,389,161
Xcerra Corp. (a)	73,088	554,007
		102,376,362
Software - 3.6%
8x8, Inc. (a)	119,973	1,901,572
A10 Networks, Inc. (a)	57,149	455,478
ACI Worldwide, Inc. (a)	158,573	3,076,316
American Software, Inc. Class A	37,191	390,134
Aspen Technology, Inc. (a)	106,155	5,637,892
Barracuda Networks, Inc. (a)	30,183	708,999
Blackbaud, Inc.	64,715	4,245,951
Bottomline Technologies, Inc. (a)	54,798	1,409,405
BroadSoft, Inc. (a)	39,867	1,674,414
Callidus Software, Inc. (a)	83,091	1,533,029
CommVault Systems, Inc. (a)	53,138	2,609,076
Digimarc Corp. (a)(b)	12,934	341,458
Ebix, Inc. (b)	34,092	1,892,106
Ellie Mae, Inc. (a)	44,799	3,706,669
EnerNOC, Inc. (a)(b)	33,097	188,653
Everbridge, Inc.	10,802	199,513
Exa Corp. (a)	17,597	272,754
Fair Isaac Corp.	42,184	5,201,287
Gigamon, Inc. (a)	43,879	1,454,589
Globant SA (a)(b)	34,903	1,157,034
Glu Mobile, Inc. (a)(b)	139,285	320,356
Guidance Software, Inc. (a)	27,841	202,126
HubSpot, Inc. (a)	39,135	2,007,626
Imperva, Inc. (a)	38,841	1,621,612
Jive Software, Inc. (a)	82,725	314,355
Majesco (a)	5,728	29,327
Mentor Graphics Corp.	145,855	5,383,508
MicroStrategy, Inc. Class A (a)	13,001	2,617,101
Mitek Systems, Inc. (a)	42,057	277,576
MobileIron, Inc. (a)	67,214	292,381
Model N, Inc. (a)	27,596	242,845
Monotype Imaging Holdings, Inc.	54,504	1,193,638
Park City Group, Inc. (a)(b)	16,540	209,231
Paycom Software, Inc. (a)(b)	60,158	2,781,706
Paylocity Holding Corp. (a)(b)	29,176	900,371
Pegasystems, Inc.	49,348	1,914,702
Progress Software Corp.	68,243	1,912,169
Proofpoint, Inc. (a)(b)	55,813	4,473,970
PROS Holdings, Inc. (a)	35,525	795,050
QAD, Inc. Class A	12,209	352,840
Qualys, Inc. (a)	37,538	1,347,614
Rapid7, Inc. (a)(b)	27,472	342,576
RealPage, Inc. (a)	74,056	2,266,114
RingCentral, Inc. (a)	80,037	1,868,864
Rosetta Stone, Inc. (a)	23,798	209,422
Sapiens International Corp. NV	32,026	427,867
Silver Spring Networks, Inc. (a)	54,459	695,986
Synchronoss Technologies, Inc. (a)(b)	56,512	2,176,842
Take-Two Interactive Software, Inc. (a)	113,633	6,096,410
Tangoe, Inc. (a)	36,328	264,468
TeleNav, Inc. (a)	45,232	402,565
The Rubicon Project, Inc. (a)	48,427	410,177
TiVo Corp. (a)	160,792	3,038,969
Varonis Systems, Inc. (a)	13,947	417,015
Vasco Data Security International, Inc. (a)	42,365	643,948
Verint Systems, Inc. (a)	85,104	3,178,634
VirnetX Holding Corp. (a)(b)	59,536	154,794
Workiva, Inc. (a)	29,284	368,978
Zendesk, Inc. (a)	111,391	2,665,587
Zix Corp. (a)	69,625	332,111
		93,207,760
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	146,843	2,421,441
Avid Technology, Inc. (a)	41,478	221,907
CPI Card Group (b)	26,023	118,405
Cray, Inc. (a)	55,260	947,709
Diebold Nixdorf, Inc. (b)	94,169	2,561,397
Eastman Kodak Co. (a)	22,400	300,160
Electronics for Imaging, Inc. (a)	64,434	2,895,664
Immersion Corp. (a)	37,638	387,295
Nimble Storage, Inc. (a)	86,548	741,716
Pure Storage, Inc. Class A (a)(b)	92,536	1,052,134
Stratasys Ltd. (a)(b)	67,443	1,329,976
Super Micro Computer, Inc. (a)	52,847	1,397,803
U.S.A. Technologies, Inc. (a)(b)	47,666	200,197
		14,575,804

TOTAL INFORMATION TECHNOLOGY		447,677,938

MATERIALS - 4.9%
Chemicals - 2.4%
A. Schulman, Inc.	39,219	1,353,056
AgroFresh Solutions, Inc. (a)(b)	27,287	71,765
American Vanguard Corp.	39,183	673,948
Balchem Corp.	43,000	3,665,320
Calgon Carbon Corp.	68,389	1,083,966
Chase Corp.	9,404	827,552
Chemtura Corp. (a)	86,313	2,856,960
Codexis, Inc. (a)	49,352	234,422
Ferro Corp. (a)	114,494	1,618,945
Flotek Industries, Inc. (a)(b)	75,356	796,513
FutureFuel Corp.	34,828	452,416
H.B. Fuller Co.	68,354	3,374,637
Hawkins, Inc.	13,455	721,861
Ingevity Corp. (a)	58,142	3,232,114
Innophos Holdings, Inc.	26,276	1,278,065
Innospec, Inc.	32,294	2,304,177
KMG Chemicals, Inc.	12,579	463,662
Koppers Holdings, Inc. (a)	27,972	1,131,467
Kraton Performance Polymers, Inc. (a)	40,109	1,077,328
Kronos Worldwide, Inc.	29,212	386,183
LSB Industries, Inc. (a)(b)	27,704	235,761
Minerals Technologies, Inc.	47,313	3,792,137
Olin Corp.	225,759	5,917,143
OMNOVA Solutions, Inc. (a)	60,152	547,383
PolyOne Corp.	114,504	3,905,731
Quaker Chemical Corp.	17,640	2,266,740
Rayonier Advanced Materials, Inc. (b)	58,128	788,797
Sensient Technologies Corp.	60,556	4,647,673
Stepan Co.	26,685	2,084,365
Terravia Holdings, Inc. (a)(b)	97,601	94,683
The Chemours Co. LLC	250,053	6,606,400
Trecora Resources (a)	24,958	309,479
Tredegar Corp.	36,377	809,388
Trinseo SA	36,778	2,381,376
Tronox Ltd. Class A	87,579	1,096,489
Valhi, Inc.	31,161	96,911
		63,184,813
Construction Materials - 0.3%
Forterra, Inc.	25,996	500,163
Headwaters, Inc. (a)	98,447	2,281,017
Summit Materials, Inc.	145,495	3,651,925
U.S. Concrete, Inc. (a)(b)	19,410	1,271,355
United States Lime & Minerals, Inc.	2,747	208,772
		7,913,232
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	35,213	2,027,565
Class B	7,663	545,606
Multi Packaging Solutions International Ltd. (a)	27,768	494,826
Myers Industries, Inc.	28,423	392,237
UFP Technologies, Inc. (a)	7,859	196,082
		3,656,316
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)	425,817	3,440,601
Allegheny Technologies, Inc. (b)	148,315	3,222,885
Ampco-Pittsburgh Corp.	10,621	159,846
Atkore International Group, Inc.	16,819	449,404
Carpenter Technology Corp.	63,154	2,527,423
Century Aluminum Co. (a)(b)	67,366	1,037,436
Cliffs Natural Resources, Inc. (a)(b)	301,689	2,645,813
Coeur d'Alene Mines Corp. (a)	245,884	2,864,549
Commercial Metals Co.	156,931	3,206,100
Ferroglobe PLC	87,724	921,979
Ferroglobe Representation & Warranty Insurance	73,951	1
Gold Resource Corp.	66,032	355,252
Handy & Harman Ltd. (a)	5,556	156,679
Haynes International, Inc.	17,383	714,615
Hecla Mining Co.	521,168	3,356,322
Kaiser Aluminum Corp.	24,047	1,886,728
Materion Corp.	27,681	1,087,863
Olympic Steel, Inc.	12,253	275,693
Real Industries, Inc. (a)	37,146	200,588
Ryerson Holding Corp. (a)	16,435	174,211
Schnitzer Steel Industries, Inc. Class A	36,310	858,732
Stillwater Mining Co. (a)	166,455	2,829,735
SunCoke Energy, Inc. (a)	88,198	777,906
TimkenSteel Corp. (a)(b)	53,568	903,156
Worthington Industries, Inc.	61,425	2,935,501
		36,989,018
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	53,270	1,321,096
Clearwater Paper Corp. (a)	23,194	1,458,903
Deltic Timber Corp.	14,853	1,128,382
Kapstone Paper & Packaging Corp.	117,940	2,828,201
Louisiana-Pacific Corp. (a)	197,312	3,774,579
Neenah Paper, Inc.	22,577	1,854,701
P.H. Glatfelter Co.	59,025	1,440,800
Schweitzer-Mauduit International, Inc.	41,111	1,822,451
		15,629,113

TOTAL MATERIALS		127,372,492

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Acadia Realty Trust (SBI)	108,951	3,469,000
Agree Realty Corp.	34,967	1,639,952
Alexanders, Inc.	2,899	1,225,726
American Assets Trust, Inc.	53,443	2,294,308
Armada Hoffler Properties, Inc.	43,583	600,574
Ashford Hospitality Prime, Inc.	30,783	413,724
Ashford Hospitality Trust, Inc.	106,092	806,299
Bluerock Residential Growth (REIT), Inc.	33,345	436,153
CareTrust (REIT), Inc.	87,572	1,327,592
CatchMark Timber Trust, Inc.	51,743	532,435
CBL & Associates Properties, Inc. (b)	229,201	2,486,831
Cedar Shopping Centers, Inc.	119,557	718,538
Chambers Street Properties (b)	192,627	5,073,795
Chatham Lodging Trust	50,683	1,020,756
Chesapeake Lodging Trust	81,620	2,089,472
City Office REIT, Inc.	40,185	505,929
Colony Starwood Homes	88,297	2,776,941
Community Healthcare Trust, Inc.	16,489	355,668
CorEnergy Infrastructure Trust, Inc. (b)	16,210	581,939
CoreSite Realty Corp.	45,713	3,937,261
Cousins Properties, Inc.	460,875	3,917,438
DiamondRock Hospitality Co.	273,733	3,084,971
DuPont Fabros Technology, Inc.	101,751	4,831,137
Easterly Government Properties, Inc.	46,824	922,433
EastGroup Properties, Inc.	42,940	3,038,864
Education Realty Trust, Inc.	100,380	4,036,280
Farmland Partners, Inc. (b)	17,496	198,755
FelCor Lodging Trust, Inc.	186,515	1,436,166
First Industrial Realty Trust, Inc.	158,241	4,090,530
First Potomac Realty Trust	80,248	821,740
Four Corners Property Trust, Inc.	83,208	1,814,766
Franklin Street Properties Corp.	141,918	1,809,455
Getty Realty Corp.	34,926	900,742
Gladstone Commercial Corp.	31,762	623,806
Global Medical REIT, Inc. (b)	18,789	166,283
Global Net Lease, Inc. (b)	278,724	2,160,111
Government Properties Income Trust (b)	95,306	1,835,594
Healthcare Realty Trust, Inc.	156,164	4,717,714
Hersha Hospitality Trust	57,451	1,148,445
Hudson Pacific Properties, Inc.	154,981	5,487,877
Independence Realty Trust, Inc. (b)	80,795	745,738
InfraReit, Inc.	56,212	926,374
Investors Real Estate Trust	164,609	1,060,082
iStar Financial, Inc. (a)	95,056	1,066,528
Kite Realty Group Trust	112,984	2,713,876
LaSalle Hotel Properties (SBI)	145,371	4,385,843
Lexington Corporate Properties Trust	314,438	3,370,775
LTC Properties, Inc. (b)	51,456	2,401,452
Mack-Cali Realty Corp.	122,143	3,422,447
MedEquities Realty Trust, Inc.	28,058	305,832
Medical Properties Trust, Inc. (b)	401,125	5,114,344
Monmouth Real Estate Investment Corp. Class A	92,064	1,344,134
Monogram Residential Trust, Inc. (b)	230,397	2,343,137
National Health Investors, Inc.	51,015	3,774,600
National Storage Affiliates Trust	57,926	1,288,854
New Senior Investment Group, Inc.	105,013	1,051,180
NexPoint Residential Trust, Inc.	25,018	578,166
NorthStar Realty Europe Corp.	76,682	920,951
One Liberty Properties, Inc.	17,086	395,712
Parkway, Inc. (a)	57,379	1,221,599
Pebblebrook Hotel Trust (b)	97,683	2,921,699
Pennsylvania Real Estate Investment Trust (SBI) (b)	92,595	1,658,376
Physicians Realty Trust	185,012	3,431,973
Potlatch Corp.	55,737	2,296,364
Preferred Apartment Communities, Inc. Class A	31,890	431,791
PS Business Parks, Inc.	26,750	2,997,070
QTS Realty Trust, Inc. Class A	63,932	3,221,533
RAIT Financial Trust	124,414	430,472
Ramco-Gershenson Properties Trust (SBI)	107,327	1,745,137
Retail Opportunity Investments Corp.	146,781	3,111,757
Rexford Industrial Realty, Inc.	88,822	2,017,148
RLJ Lodging Trust	166,191	3,857,293
Ryman Hospitality Properties, Inc.	59,281	3,626,812
Sabra Health Care REIT, Inc. (b)	87,690	2,227,326
Saul Centers, Inc. (b)	13,647	866,448
Select Income REIT	86,573	2,165,191
Seritage Growth Properties (b)	33,898	1,383,038
Silver Bay Realty Trust Corp.	43,768	737,491
Stag Industrial, Inc.	103,066	2,384,947
Summit Hotel Properties, Inc.	118,565	1,876,884
Sunstone Hotel Investors, Inc.	296,048	4,357,827
Terreno Realty Corp.	61,465	1,671,233
The GEO Group, Inc.	101,297	4,205,851
TIER REIT, Inc.	66,589	1,212,586
UMH Properties, Inc.	33,498	490,746
Universal Health Realty Income Trust (SBI)	17,705	1,099,835
Urban Edge Properties	122,519	3,426,856
Urstadt Biddle Properties, Inc. Class A	41,775	937,849
Washington REIT (SBI) (b)	99,121	3,117,355
Whitestone REIT Class B	37,562	522,487
WP Glimcher, Inc.	255,599	2,466,530
Xenia Hotels & Resorts, Inc.	140,015	2,569,275
		187,234,804
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	63,378	2,821,589
Altisource Portfolio Solutions SA (a)(b)	15,920	453,720
AV Homes, Inc. (a)(b)	17,422	307,498
Consolidated-Tomoka Land Co. (b)	4,967	273,185
Forestar Group, Inc. (a)	44,592	581,926
FRP Holdings, Inc. (a)	8,776	342,264
Griffin Industrial Realty, Inc.	693	21,781
HFF, Inc.	49,726	1,475,868
Kennedy-Wilson Holdings, Inc.	113,709	2,325,349
Marcus & Millichap, Inc. (a)	20,882	538,129
RE/MAX Holdings, Inc.	24,138	1,352,935
Stratus Properties, Inc. (a)	8,964	274,298
Tejon Ranch Co. (a)(b)	19,913	470,544
The St. Joe Co. (a)(b)	67,364	1,135,083
Trinity Place Holdings, Inc. (a)	24,514	197,828
		12,571,997

TOTAL REAL ESTATE		199,806,801

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	14,581	1,170,708
Cincinnati Bell, Inc. (a)	58,264	1,337,159
Cogent Communications Group, Inc. (b)	56,868	2,377,082
Consolidated Communications Holdings, Inc. (b)	68,223	1,794,947
FairPoint Communications, Inc. (a)	28,755	531,968
General Communications, Inc. Class A (a)	35,833	720,960
Globalstar, Inc. (a)(b)	546,234	863,050
Hawaiian Telcom Holdco, Inc. (a)	8,999	223,445
IDT Corp. Class B	22,598	433,882
Inteliquent, Inc.	44,260	1,013,554
Intelsat SA (a)(b)	39,135	141,277
Iridium Communications, Inc. (a)(b)	114,505	1,156,501
Lumos Networks Corp. (a)	24,614	380,779
ORBCOMM, Inc. (a)	91,044	743,829
PDVWireless, Inc. (a)(b)	13,483	287,188
Straight Path Communications, Inc. Class B (a)(b)	13,317	466,628
Vonage Holdings Corp. (a)	259,208	1,837,785
Windstream Holdings, Inc. (b)	131,858	1,065,413
		16,546,155
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	49,961	584,544
Leap Wireless International, Inc. rights (a)	29,000	95,120
NII Holdings, Inc. (a)	66,354	187,450
Shenandoah Telecommunications Co.	62,915	1,714,434
Spok Holdings, Inc.	26,609	546,815
		3,128,363

TOTAL TELECOMMUNICATION SERVICES		19,674,518

UTILITIES - 3.5%
Electric Utilities - 1.0%
Allete, Inc.	67,803	4,430,926
El Paso Electric Co.	56,148	2,577,193
Genie Energy Ltd. Class B	15,915	91,830
IDACORP, Inc.	68,389	5,472,488
MGE Energy, Inc.	47,723	3,037,569
Otter Tail Corp.	53,279	2,016,610
PNM Resources, Inc.	110,064	3,786,202
Portland General Electric Co.	121,442	5,296,086
Spark Energy, Inc. Class A, (b)	6,059	156,625
		26,865,529
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	21,898	1,432,129
Delta Natural Gas Co., Inc.	8,749	230,274
New Jersey Resources Corp.	117,019	4,411,616
Northwest Natural Gas Co.	38,745	2,282,081
ONE Gas, Inc.	70,685	4,567,665
South Jersey Industries, Inc.	109,458	3,612,114
Southwest Gas Holdings, Inc.	63,999	5,156,399
Spire, Inc.	61,109	3,972,085
WGL Holdings, Inc.	68,838	5,640,586
		31,304,949
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp.	159,464	374,993
Atlantica Yield PLC (b)	79,520	1,701,728
Dynegy, Inc. (a)	158,735	1,515,919
NRG Yield, Inc.:
Class A	47,234	767,553
Class C	84,710	1,435,835
Ormat Technologies, Inc.	53,320	2,863,284
Pattern Energy Group, Inc.	91,540	1,807,000
TerraForm Global, Inc.	123,925	545,270
Terraform Power, Inc. (a)(b)	119,241	1,415,391
Vivint Solar, Inc. (a)(b)	35,998	109,794
		12,536,767
Multi-Utilities - 0.5%
Avista Corp.	86,791	3,353,604
Black Hills Corp.	70,320	4,398,516
NorthWestern Energy Corp.	65,559	3,744,074
Unitil Corp.	18,254	835,486
		12,331,680
Water Utilities - 0.3%
American States Water Co.	49,612	2,172,013
AquaVenture Holdings Ltd. (b)	8,925	172,074
Artesian Resources Corp. Class A	10,625	329,694
California Water Service Group	67,212	2,318,814
Connecticut Water Service, Inc.	15,484	836,755
Consolidated Water Co., Inc.	18,390	189,417
Global Water Resources, Inc. (b)	10,749	87,497
Middlesex Water Co.	21,665	819,154
SJW Corp.	22,703	1,137,420
York Water Co.	16,840	602,872
		8,665,710

TOTAL UTILITIES		91,704,635

TOTAL COMMON STOCKS
(Cost $2,244,273,911)		2,580,590,365
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,993,926)	2,000,000	1,993,160
	Shares	Value

Money Market Funds - 17.7%
Fidelity Cash Central Fund, 0.62% (d)	60,107,157	$60,119,178
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	402,545,413	402,625,922
TOTAL MONEY MARKET FUNDS
(Cost $462,673,443)		462,745,100
TOTAL INVESTMENT PORTFOLIO - 116.9%
(Cost $2,708,941,280)		3,045,328,625
NET OTHER ASSETS (LIABILITIES) - (16.9)%		(440,896,452)
NET ASSETS - 100%		$2,604,432,173

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
351 ICE Russell 2000 Index Contracts (United States)	March 2017	23,859,225	$156,134

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,993,160.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,581
Fidelity Securities Lending Cash Central Fund	3,416,297
Total	$3,550,878

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$315,076,161	$315,076,161	$--	$--
Consumer Staples	73,805,599	73,805,599	--	--
Energy	96,803,283	96,803,283	--	--
Financials	503,669,880	503,669,880	--	--
Health Care	325,378,814	324,889,378	--	489,436
Industrials	379,620,244	379,620,244	--	--
Information Technology	447,677,938	447,677,938	--	--
Materials	127,372,492	127,372,491	--	1
Real Estate	199,806,801	199,806,801	--	--
Telecommunication Services	19,674,518	19,579,398	--	95,120
Utilities	91,704,635	91,704,635	--	--
U.S. Government and Government Agency Obligations	1,993,160	--	1,993,160	--
Money Market Funds	462,745,100	462,745,100	--	--
Total Investments in Securities:	$3,045,328,625	$3,042,750,908	$1,993,160	$584,557
Derivative Instruments:
Assets
Futures Contracts	$156,134	$156,134	$--	$--
Total Assets	$156,134	$156,134	$--	$--
Total Derivative Instruments:	$156,134	$156,134	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $2,717,846,069. Net unrealized appreciation aggregated $327,482,556, of which $520,965,420 related to appreciated investment securities and $193,482,864 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

January 31, 2017

MCX-QTLY-0317
1.929302.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.0%
Adient PLC (a)	44,795	$2,844,035
BorgWarner, Inc.	105,810	4,320,222
Delphi Automotive PLC	132,711	9,297,733
Gentex Corp.	137,868	2,880,063
Hertz Global Holdings, Inc. (a)	34,365	720,634
Lear Corp.	35,826	5,090,516
The Goodyear Tire & Rubber Co.	129,653	4,199,461
Visteon Corp.	16,215	1,452,378
		30,805,042
Automobiles - 0.2%
Harley-Davidson, Inc.	87,959	5,017,181
Thor Industries, Inc.	23,440	2,426,040
		7,443,221
Distributors - 0.4%
Genuine Parts Co.	71,145	6,887,547
LKQ Corp. (a)	149,234	4,762,057
Pool Corp.	19,506	2,059,053
		13,708,657
Diversified Consumer Services - 0.3%
Graham Holdings Co.	2,091	1,086,379
H&R Block, Inc.	99,567	2,136,708
Service Corp. International	89,971	2,620,855
ServiceMaster Global Holdings, Inc. (a)	64,972	2,402,665
		8,246,607
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	117,840	3,987,706
Brinker International, Inc. (b)	23,896	1,063,372
Chipotle Mexican Grill, Inc. (a)(b)	13,734	5,788,057
Choice Hotels International, Inc.	16,077	892,274
Darden Restaurants, Inc.	56,681	4,153,584
Domino's Pizza, Inc.	24,276	4,237,133
Dunkin' Brands Group, Inc. (b)	44,881	2,327,977
Extended Stay America, Inc. unit	34,583	560,590
Hilton Grand Vacations, Inc. (a)	25,277	741,374
Hilton Worldwide Holdings, Inc.	84,801	4,882,842
Hyatt Hotels Corp. Class A (a)	15,359	840,291
International Game Technology PLC	44,301	1,169,989
Marriott International, Inc. Class A	156,320	13,224,672
MGM Mirage, Inc.(a)	230,533	6,639,350
Norwegian Cruise Line Holdings Ltd. (a)	77,404	3,637,988
Panera Bread Co. Class A (a)(b)	10,914	2,281,681
Park Hotels & Resorts, Inc.	51,197	1,389,487
Royal Caribbean Cruises Ltd.	81,810	7,659,870
Six Flags Entertainment Corp.	34,275	2,042,105
U.S. Foods Holding Corp.	23,090	628,048
Vail Resorts, Inc.	18,930	3,247,252
Wendy's Co.	101,664	1,375,514
Wyndham Worldwide Corp.	53,559	4,234,375
Wynn Resorts Ltd. (b)	38,901	3,945,728
		80,951,259
Household Durables - 1.8%
CalAtlantic Group, Inc. (b)	36,536	1,274,010
D.R. Horton, Inc.	164,381	4,916,636
Garmin Ltd. (b)	54,169	2,615,821
Harman International Industries, Inc.	34,134	3,794,335
Leggett & Platt, Inc.	64,465	3,076,270
Lennar Corp.:
Class A	87,649	3,913,528
Class B	5,721	205,727
Mohawk Industries, Inc. (a)	29,915	6,456,854
Newell Brands, Inc.	228,556	10,817,555
NVR, Inc. (a)	1,700	3,158,600
PulteGroup, Inc.	166,836	3,588,642
Tempur Sealy International, Inc. (a)(b)	25,557	1,098,951
Toll Brothers, Inc. (a)	75,883	2,379,691
Tupperware Brands Corp.	23,914	1,443,449
Whirlpool Corp.	36,088	6,311,430
		55,051,499
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	58,066	7,060,245
Groupon, Inc. (a)(b)	168,755	582,205
Liberty Expedia Holdings, Inc. (a)	25,254	1,111,429
Liberty Interactive Corp.:
(Venture Group) Series A (a)	38,498	1,680,438
QVC Group Series A (a)	216,217	4,147,042
TripAdvisor, Inc. (a)	54,567	2,886,594
		17,467,953
Leisure Products - 0.5%
Brunswick Corp.	43,954	2,631,086
Hasbro, Inc.	54,591	4,504,303
Mattel, Inc.	165,861	4,347,217
Polaris Industries, Inc. (b)	29,354	2,467,791
Vista Outdoor, Inc. (a)	28,699	826,818
		14,777,215
Media - 2.1%
AMC Networks, Inc. Class A (a)	29,312	1,681,043
Cable One, Inc.	2,226	1,407,678
Cinemark Holdings, Inc.	51,809	2,201,883
Clear Channel Outdoor Holding, Inc. Class A	12,220	60,489
Discovery Communications, Inc.:
Class A (a)(b)	73,745	2,090,671
Class C (non-vtg.) (a)	106,934	2,963,141
Interpublic Group of Companies, Inc.	195,304	4,595,503
John Wiley & Sons, Inc. Class A	21,169	1,166,412
Liberty Broadband Corp.:
Class A (a)	12,405	1,038,050
Class C (a)(b)	50,078	4,273,657
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	44,274	1,604,490
Liberty SiriusXM Class C (a)	89,407	3,208,817
Lions Gate Entertainment Corp.:
Class A (b)	22,842	657,164
Class B (a)	50,845	1,362,138
Live Nation Entertainment, Inc. (a)	64,634	1,849,825
News Corp.:
Class A	179,840	2,210,234
Class B	60,558	766,059
Omnicom Group, Inc.	114,615	9,816,775
Regal Entertainment Group Class A (b)	39,760	900,962
Scripps Networks Interactive, Inc. Class A	40,102	3,054,168
Sirius XM Holdings, Inc. (b)	867,056	4,092,504
Tegna, Inc.	106,450	2,438,770
The Madison Square Garden Co. (a)	9,347	1,641,987
Tribune Media Co. Class A (b)	37,792	1,089,921
Viacom, Inc.:
Class A	5,374	243,174
Class B (non-vtg.)	167,090	7,041,173
		63,456,688
Multiline Retail - 1.0%
Dillard's, Inc. Class A (b)	8,718	492,044
Dollar General Corp.	138,481	10,222,667
Dollar Tree, Inc. (a)	110,381	8,520,309
JC Penney Corp., Inc. (a)(b)	144,579	961,450
Kohl's Corp.	90,013	3,585,218
Macy's, Inc.	150,390	4,442,521
Nordstrom, Inc. (b)	59,150	2,615,613
		30,839,822
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	34,470	5,661,353
AutoNation, Inc. (a)	30,999	1,646,667
AutoZone, Inc. (a)(b)	14,352	10,404,913
Bed Bath & Beyond, Inc.	71,581	2,888,293
Best Buy Co., Inc.	134,959	6,008,375
Burlington Stores, Inc. (a)	33,692	2,820,020
Cabela's, Inc. Class A (a)	24,463	1,367,237
CarMax, Inc. (a)(b)	94,171	6,282,147
CST Brands, Inc.	35,959	1,732,505
Dick's Sporting Goods, Inc.	42,054	2,169,986
Foot Locker, Inc.	65,935	4,519,185
GameStop Corp. Class A (b)	48,739	1,193,618
Gap, Inc. (b)	108,415	2,496,797
L Brands, Inc.	118,157	7,114,233
Michaels Companies, Inc. (a)	45,115	887,412
Murphy U.S.A., Inc. (a)	17,614	1,122,012
O'Reilly Automotive, Inc. (a)(b)	45,960	12,053,929
Penske Automotive Group, Inc.	19,114	1,039,037
Ross Stores, Inc.	191,471	12,658,148
Sally Beauty Holdings, Inc. (a)(b)	71,928	1,711,886
Signet Jewelers Ltd. (b)	33,426	2,596,197
Staples, Inc.	309,896	2,851,043
Tiffany & Co., Inc. (b)	53,419	4,205,144
Tractor Supply Co.	64,986	4,787,519
Ulta Beauty, Inc. (a)	28,447	7,745,549
Urban Outfitters, Inc. (a)	42,414	1,125,668
Williams-Sonoma, Inc. (b)	42,213	2,035,089
		111,123,962
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	24,097	2,018,124
Coach, Inc.	135,786	5,071,607
Hanesbrands, Inc.	183,458	4,349,789
Kate Spade & Co. (a)	60,511	1,120,059
lululemon athletica, Inc. (a)	47,211	3,187,215
Michael Kors Holdings Ltd. (a)	78,756	3,371,544
PVH Corp.	39,400	3,696,114
Ralph Lauren Corp.	27,868	2,464,367
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	63,467	1,594,291
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	89,553	1,924,494
Class C (non-vtg.)	89,366	1,717,615
		30,515,219

TOTAL CONSUMER DISCRETIONARY		464,387,144

CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	26,156	1,223,578
Class B (non-vtg.)	90,614	4,131,998
Dr. Pepper Snapple Group, Inc.	90,021	8,209,915
Molson Coors Brewing Co. Class B	83,706	8,079,303
		21,644,794
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	19,161	2,201,599
Manitowoc Foodservice, Inc. (a)	59,889	1,148,671
Rite Aid Corp. (a)	492,925	2,770,239
Sprouts Farmers Market LLC (a)(b)	62,623	1,169,171
Whole Foods Market, Inc.	155,951	4,712,839
		12,002,519
Food Products - 3.0%
Blue Buffalo Pet Products, Inc. (a)	27,385	664,086
Bunge Ltd.	67,687	4,684,617
Campbell Soup Co.	90,470	5,629,948
ConAgra Foods, Inc.	212,562	8,309,049
Flowers Foods, Inc.	84,448	1,698,249
Hormel Foods Corp.	131,975	4,790,693
Ingredion, Inc.	34,960	4,481,522
Kellogg Co.	120,386	8,753,266
Lamb Weston Holdings, Inc.	70,133	2,620,169
McCormick & Co., Inc. (non-vtg.)	56,259	5,375,547
Mead Johnson Nutrition Co. Class A	91,019	6,413,199
Pilgrim's Pride Corp. (b)	28,843	552,055
Pinnacle Foods, Inc.	55,549	2,954,651
Post Holdings, Inc. (a)	30,892	2,585,043
The Hain Celestial Group, Inc. (a)	48,817	1,931,201
The Hershey Co.	68,011	7,173,120
The J.M. Smucker Co.	56,311	7,649,849
TreeHouse Foods, Inc. (a)(b)	26,759	2,030,473
Tyson Foods, Inc. Class A	141,666	8,895,208
WhiteWave Foods Co. (a)	83,187	4,580,276
		91,772,221
Household Products - 0.5%
Church & Dwight Co., Inc.	125,131	5,658,424
Clorox Co.	62,883	7,545,960
Energizer Holdings, Inc.	29,158	1,471,604
Spectrum Brands Holdings, Inc.	12,063	1,609,084
		16,285,072
Personal Products - 0.3%
Coty, Inc. Class A	222,188	4,266,010
Edgewell Personal Care Co. (a)	28,309	2,231,882
Herbalife Ltd. (a)(b)	35,088	1,971,946
Nu Skin Enterprises, Inc. Class A	27,036	1,402,628
		9,872,466

TOTAL CONSUMER STAPLES		151,577,072

ENERGY - 6.2%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	213,000	13,436,040
Diamond Offshore Drilling, Inc. (a)(b)	29,686	486,257
Dril-Quip, Inc. (a)(b)	19,038	1,184,164
Ensco PLC Class A	142,663	1,557,880
Frank's International NV (b)	15,576	184,420
Helmerich & Payne, Inc.	47,419	3,374,336
Nabors Industries Ltd.	132,604	2,154,815
National Oilwell Varco, Inc.	184,164	6,963,241
Noble Corp. (b)	114,140	770,445
Oceaneering International, Inc.	48,205	1,342,509
Patterson-UTI Energy, Inc.	70,703	1,982,512
Rowan Companies PLC (a)(b)	61,108	1,095,055
RPC, Inc. (b)	28,182	606,477
Superior Energy Services, Inc. (b)	71,594	1,265,066
Transocean Ltd. (United States) (a)(b)	166,244	2,322,429
Weatherford International PLC (a)(b)	475,995	2,479,934
		41,205,580
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	86,572	2,113,223
Cabot Oil & Gas Corp.	224,124	4,814,184
Cheniere Energy, Inc. (a)	96,977	4,620,954
Chesapeake Energy Corp. (a)(b)	296,450	1,912,103
Cimarex Energy Co.	45,473	6,148,404
Concho Resources, Inc. (a)	68,499	9,551,501
CONSOL Energy, Inc.	108,984	1,846,189
Continental Resources, Inc. (a)(b)	42,117	2,045,202
Devon Energy Corp.	254,116	11,572,443
Diamondback Energy, Inc. (a)	43,811	4,607,603
Energen Corp. (a)	46,791	2,521,567
EQT Corp.	83,798	5,080,673
Extraction Oil & Gas, Inc.	21,872	391,946
Gulfport Energy Corp. (a)	77,609	1,622,028
Hess Corp.	137,107	7,428,457
HollyFrontier Corp. (b)	77,854	2,255,430
Kosmos Energy Ltd. (a)(b)	70,779	462,895
Laredo Petroleum, Inc. (a)	69,727	944,801
Marathon Oil Corp.	412,221	6,904,702
Marathon Petroleum Corp.	255,702	12,286,481
Murphy Oil Corp. (b)	78,571	2,271,488
Newfield Exploration Co. (a)	96,850	3,881,748
Noble Energy, Inc.	206,711	8,218,829
ONEOK, Inc.	101,467	5,591,846
Parsley Energy, Inc. Class A (a)	90,108	3,173,604
PBF Energy, Inc. Class A (b)	53,207	1,233,870
QEP Resources, Inc. (a)	117,022	2,040,864
Range Resources Corp.	99,606	3,221,258
Rice Energy, Inc. (a)	74,195	1,471,287
SM Energy Co.	47,150	1,438,547
Southwestern Energy Co. (a)	235,564	2,122,432
Targa Resources Corp.	80,108	4,615,823
Tesoro Corp.	58,032	4,691,887
The Williams Companies, Inc.	363,866	10,493,895
Whiting Petroleum Corp. (a)	95,563	1,059,794
World Fuel Services Corp.	33,751	1,501,244
WPX Energy, Inc. (a)	186,873	2,603,141
		148,762,343

TOTAL ENERGY		189,967,923

FINANCIALS - 13.3%
Banks - 4.3%
Associated Banc-Corp.	73,350	1,855,755
Bank of Hawaii Corp. (b)	20,236	1,738,475
BankUnited, Inc.	49,526	1,891,893
BOK Financial Corp. (b)	11,963	983,837
CIT Group, Inc.	96,956	3,993,618
Citizens Financial Group, Inc.	257,349	9,308,313
Comerica, Inc.	84,666	5,717,495
Commerce Bancshares, Inc.	42,250	2,388,393
Cullen/Frost Bankers, Inc. (b)	25,943	2,319,304
East West Bancorp, Inc.	70,060	3,603,886
Fifth Third Bancorp	371,295	9,690,800
First Hawaiian, Inc.	12,382	408,482
First Horizon National Corp.	111,416	2,228,320
First Republic Bank	70,713	6,670,357
Huntington Bancshares, Inc.	523,056	7,076,948
KeyCorp	523,543	9,408,068
M&T Bank Corp.	72,309	11,755,274
PacWest Bancorp	57,172	3,167,329
Peoples United Financial, Inc.	149,149	2,796,544
Popular, Inc.	50,140	2,227,720
Regions Financial Corp.	616,412	8,882,497
Signature Bank (a)	25,785	4,061,653
SunTrust Banks, Inc.	243,305	13,824,590
SVB Financial Group (a)	25,181	4,336,924
Synovus Financial Corp.	62,318	2,597,414
TCF Financial Corp.	78,315	1,358,765
Western Alliance Bancorp. (a)	45,179	2,230,939
Zions Bancorporation	98,048	4,136,645
		130,660,238
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	26,194	3,990,918
Ameriprise Financial, Inc.	76,272	8,563,057
Artisan Partners Asset Management, Inc.	16,687	483,089
CBOE Holdings, Inc. (b)	39,231	3,123,572
E*TRADE Financial Corp. (a)	135,638	5,079,643
Eaton Vance Corp. (non-vtg.)	53,763	2,254,283
FactSet Research Systems, Inc.	19,390	3,355,440
Federated Investors, Inc. Class B (non-vtg.)	45,430	1,181,634
Interactive Brokers Group, Inc.	31,608	1,180,243
Invesco Ltd.	200,515	5,798,894
Lazard Ltd. Class A	61,069	2,594,211
Legg Mason, Inc.	50,973	1,615,334
LPL Financial	41,950	1,648,635
MarketAxess Holdings, Inc.	17,824	3,337,544
Moody's Corp.	82,293	8,531,315
Morningstar, Inc.	8,606	655,347
MSCI, Inc.	44,268	3,663,177
Northern Trust Corp.	100,499	8,337,397
Raymond James Financial, Inc.	61,454	4,604,748
SEI Investments Co.	62,200	3,017,322
T. Rowe Price Group, Inc.	117,962	7,955,357
TD Ameritrade Holding Corp.	120,481	5,560,198
The NASDAQ OMX Group, Inc.	54,348	3,833,708
		90,365,066
Consumer Finance - 0.8%
Ally Financial, Inc.	213,703	4,513,407
Credit Acceptance Corp. (a)(b)	4,144	850,680
Navient Corp.	145,006	2,180,890
OneMain Holdings, Inc. (a)(b)	25,271	565,565
Santander Consumer U.S.A. Holdings, Inc. (a)	51,115	675,740
SLM Corp. (a)	204,631	2,431,016
Synchrony Financial	407,590	14,599,874
		25,817,172
Diversified Financial Services - 0.3%
Donnelley Financial Solutions, Inc. (a)	11,873	285,902
Leucadia National Corp.	158,296	3,775,360
Valvoline, Inc. (b)	15,196	351,787
Varex Imaging Corp. (a)	18,293	525,912
Voya Financial, Inc.	99,915	4,018,581
		8,957,542
Insurance - 4.4%
Alleghany Corp. (a)	7,219	4,414,924
Allied World Assurance Co. Holdings AG	41,835	2,222,694
American Financial Group, Inc.	33,472	2,884,282
American National Insurance Co.	3,539	412,612
AmTrust Financial Services, Inc.	44,020	1,161,688
Arch Capital Group Ltd. (a)	55,525	4,905,634
Arthur J. Gallagher & Co.	85,190	4,585,778
Aspen Insurance Holdings Ltd.	28,786	1,623,530
Assurant, Inc.	27,253	2,647,084
Assured Guaranty Ltd.	64,844	2,523,080
Axis Capital Holdings Ltd.	44,587	2,854,014
Brown & Brown, Inc.	55,973	2,358,142
Cincinnati Financial Corp.	72,879	5,143,800
CNA Financial Corp.	12,762	531,537
Endurance Specialty Holdings Ltd.	30,810	2,855,779
Erie Indemnity Co. Class A	11,907	1,334,894
Everest Re Group Ltd.	20,278	4,459,741
First American Financial Corp.	52,219	1,962,390
FNF Group	127,743	4,516,992
Hanover Insurance Group, Inc.	20,876	1,752,331
Hartford Financial Services Group, Inc.	189,972	9,253,536
Lincoln National Corp.	116,139	7,840,544
Loews Corp.	135,902	6,330,315
Markel Corp. (a)	6,637	6,139,225
Mercury General Corp.	12,834	811,751
Old Republic International Corp.	116,210	2,417,168
Principal Financial Group, Inc.	129,925	7,417,418
ProAssurance Corp.	25,900	1,408,960
Progressive Corp.	282,078	10,561,000
Reinsurance Group of America, Inc.	30,916	3,879,031
RenaissanceRe Holdings Ltd.	20,534	2,799,195
Torchmark Corp.	57,687	4,242,302
Unum Group	115,731	5,257,659
Validus Holdings Ltd.	36,794	2,097,258
W.R. Berkley Corp.	46,010	3,092,332
White Mountains Insurance Group Ltd.	2,014	1,832,257
XL Group Ltd.	128,108	4,813,018
		135,343,895
Mortgage Real Estate Investment Trusts - 0.5%
Agnc Investment Corp.	161,349	3,012,386
Annaly Capital Management, Inc.	494,625	5,055,068
Chimera Investment Corp.	92,036	1,622,595
MFA Financial, Inc.	180,874	1,427,096
Starwood Property Trust, Inc.	119,834	2,667,505
Two Harbors Investment Corp.	172,033	1,508,729
		15,293,379
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	231,289	3,513,280
TFS Financial Corp.	26,874	470,026
		3,983,306

TOTAL FINANCIALS		410,420,598

HEALTH CARE - 8.9%
Biotechnology - 1.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	46,021	1,591,866
Agios Pharmaceuticals, Inc. (a)(b)	14,710	632,971
Alkermes PLC (a)	73,949	4,001,380
Alnylam Pharmaceuticals, Inc. (a)(b)	35,514	1,420,205
AquaBounty Technologies, Inc. (a)(b)	383	5,285
BioMarin Pharmaceutical, Inc. (a)	84,028	7,363,374
Incyte Corp. (a)	79,363	9,619,589
Intercept Pharmaceuticals, Inc. (a)(b)	7,819	858,135
Intrexon Corp. (a)(b)	25,674	543,262
Ionis Pharmaceuticals, Inc. (a)(b)	57,699	2,567,606
Juno Therapeutics, Inc. (a)(b)	29,100	620,994
Neurocrine Biosciences, Inc. (a)	40,751	1,748,625
Opko Health, Inc. (a)(b)	152,331	1,323,756
Seattle Genetics, Inc. (a)(b)	46,123	2,778,450
United Therapeutics Corp. (a)(b)	21,144	3,459,793
		38,535,291
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	19,119	2,033,688
Alere, Inc. (a)	42,199	1,561,363
Align Technology, Inc. (a)	35,298	3,236,474
C.R. Bard, Inc.	35,713	8,475,766
Dentsply Sirona, Inc.	111,899	6,344,673
DexCom, Inc. (a)	40,003	3,166,237
Edwards Lifesciences Corp. (a)	102,610	9,875,186
Hill-Rom Holdings, Inc.	32,182	1,894,554
Hologic, Inc. (a)	135,902	5,508,108
IDEXX Laboratories, Inc. (a)	43,192	5,283,677
Intuitive Surgical, Inc. (a)	18,361	12,718,481
ResMed, Inc.	67,759	4,576,443
Teleflex, Inc.	20,965	3,516,459
The Cooper Companies, Inc.	23,212	4,285,167
Varian Medical Systems, Inc. (a)	46,534	3,613,365
West Pharmaceutical Services, Inc.	34,928	2,955,957
Zimmer Biomet Holdings, Inc.	89,724	10,617,041
		89,662,639
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	35,834	1,374,951
AmerisourceBergen Corp.	80,056	6,987,288
Brookdale Senior Living, Inc. (a)	87,106	1,303,977
Centene Corp. (a)	81,346	5,146,761
DaVita HealthCare Partners, Inc. (a)	81,589	5,201,299
Envision Healthcare Corp. (a)	56,505	3,842,340
Henry Schein, Inc. (a)	39,857	6,371,540
Laboratory Corp. of America Holdings (a)	49,804	6,684,195
LifePoint Hospitals, Inc. (a)(b)	18,030	1,070,081
MEDNAX, Inc. (a)(b)	44,027	3,009,245
Patterson Companies, Inc.	40,932	1,703,181
Premier, Inc. (a)	22,321	711,147
Quest Diagnostics, Inc.	68,880	6,331,450
Tenet Healthcare Corp. (a)	37,535	660,241
Universal Health Services, Inc. Class B	41,707	4,697,459
VCA, Inc. (a)	37,755	3,420,603
Wellcare Health Plans, Inc. (a)	21,239	3,091,124
		61,606,882
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(b)	89,082	1,043,150
athenahealth, Inc. (a)(b)	18,696	2,355,509
Cerner Corp. (a)	143,327	7,698,093
Inovalon Holdings, Inc. Class A (a)(b)	25,720	297,066
Veeva Systems, Inc. Class A (a)	47,135	1,995,225
		13,389,043
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	158,391	7,756,407
Bio-Rad Laboratories, Inc. Class A (a)	10,132	1,925,891
Bio-Techne Corp.	18,157	1,847,475
Bruker Corp.	50,520	1,198,840
Charles River Laboratories International, Inc. (a)	22,187	1,792,710
Illumina, Inc. (a)	71,054	11,375,745
Mettler-Toledo International, Inc. (a)	12,716	5,425,027
PerkinElmer, Inc.	53,352	2,837,793
QIAGEN NV (a)	107,280	3,108,974
Quintiles Transnational Holdings, Inc. (a)	68,466	5,373,896
VWR Corp. (a)	37,155	962,686
Waters Corp. (a)	37,356	5,291,477
		48,896,921
Pharmaceuticals - 0.7%
Akorn, Inc. (a)	39,491	754,278
Endo International PLC (a)	97,097	1,188,467
Mallinckrodt PLC (a)	52,512	2,558,910
Patheon NV (b)	16,353	469,168
Perrigo Co. PLC (b)	67,373	5,130,454
Zoetis, Inc. Class A	222,052	12,199,537
		22,300,814

TOTAL HEALTH CARE		274,391,590

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.5%
Arconic, Inc.	213,788	4,872,229
BE Aerospace, Inc.	49,452	3,039,814
BWX Technologies, Inc.	45,780	1,899,412
HEICO Corp.	9,316	716,866
HEICO Corp. Class A	18,143	1,202,881
Hexcel Corp.	45,592	2,341,149
Huntington Ingalls Industries, Inc.	22,670	4,397,073
L3 Technologies, Inc.	37,309	5,920,565
Orbital ATK, Inc.	28,505	2,478,510
Rockwell Collins, Inc.	63,262	5,741,659
Spirit AeroSystems Holdings, Inc. Class A	59,230	3,556,762
Textron, Inc.	131,295	6,219,444
TransDigm Group, Inc.	24,366	5,272,802
		47,659,166
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (b)	69,195	5,262,972
Expeditors International of Washington, Inc.	88,449	4,606,424
		9,869,396
Airlines - 1.1%
Alaska Air Group, Inc.	58,153	5,455,914
American Airlines Group, Inc.	256,978	11,371,277
Copa Holdings SA Class A	15,150	1,476,974
JetBlue Airways Corp. (a)	157,031	3,079,378
Spirit Airlines, Inc. (a)	34,422	1,860,165
United Continental Holdings, Inc. (a)	154,007	10,852,873
		34,096,581
Building Products - 1.4%
A.O. Smith Corp.	70,002	3,412,598
Allegion PLC	46,781	3,072,108
Armstrong World Industries, Inc. (a)	23,074	921,806
Fortune Brands Home & Security, Inc.	73,475	4,050,677
Johnson Controls International PLC	445,902	19,610,770
Lennox International, Inc.	19,368	3,037,096
Masco Corp.	162,335	5,348,938
Owens Corning	55,272	3,053,778
USG Corp. (a)(b)	41,796	1,278,540
		43,786,311
Commercial Services & Supplies - 0.9%
Cintas Corp.	43,235	5,020,016
Clean Harbors, Inc. (a)(b)	25,501	1,415,306
Copart, Inc. (a)	47,700	2,706,498
Covanta Holding Corp.	55,597	895,112
KAR Auction Services, Inc.	66,157	3,013,451
LSC Communications, Inc.	11,436	299,852
Pitney Bowes, Inc.	92,638	1,474,797
R.R. Donnelley & Sons Co.	33,933	581,951
Republic Services, Inc.	114,195	6,552,509
Rollins, Inc.	46,285	1,632,009
Stericycle, Inc. (a)	39,518	3,048,419
		26,639,920
Construction & Engineering - 0.5%
AECOM (a)	73,219	2,703,978
Chicago Bridge & Iron Co. NV (b)	51,073	1,696,134
Fluor Corp.	67,910	3,769,005
Jacobs Engineering Group, Inc.	58,673	3,435,304
KBR, Inc.	68,748	1,169,403
Quanta Services, Inc. (a)	70,326	2,524,000
Valmont Industries, Inc.	10,850	1,562,400
		16,860,224
Electrical Equipment - 0.8%
Acuity Brands, Inc.	21,157	4,384,365
AMETEK, Inc.	112,131	5,729,894
Hubbell, Inc. Class B	26,600	3,247,328
Regal Beloit Corp.	21,729	1,577,525
Rockwell Automation, Inc.	63,044	9,329,882
		24,268,994
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	30,131	3,287,593
ITT, Inc.	44,674	1,825,826
Roper Technologies, Inc.	48,486	9,302,039
		14,415,458
Machinery - 3.8%
AGCO Corp.	34,011	2,135,891
Allison Transmission Holdings, Inc.	68,262	2,387,805
Colfax Corp. (a)	47,457	1,850,823
Crane Co.	23,411	1,686,528
Cummins, Inc.	76,676	11,272,139
Donaldson Co., Inc.	61,051	2,579,405
Dover Corp.	74,641	5,803,338
Flowserve Corp. (b)	62,446	3,069,845
Graco, Inc.	26,967	2,415,974
IDEX Corp.	37,096	3,344,575
Ingersoll-Rand PLC	124,835	9,905,657
Lincoln Electric Holdings, Inc.	29,918	2,494,264
Middleby Corp. (a)	27,576	3,700,148
Nordson Corp.	27,750	3,150,458
Oshkosh Corp.	34,893	2,429,600
PACCAR, Inc.	166,580	11,212,500
Parker Hannifin Corp.	64,881	9,545,942
Pentair PLC	81,065	4,752,841
Snap-On, Inc.	28,105	5,101,901
Stanley Black & Decker, Inc.	72,547	8,995,828
Terex Corp.	51,919	1,651,024
Timken Co.	34,234	1,519,990
Toro Co.	51,995	3,064,065
Trinity Industries, Inc.	73,443	2,022,620
WABCO Holdings, Inc. (a)	25,399	2,769,253
Wabtec Corp. (b)	41,991	3,638,100
Xylem, Inc.	87,089	4,294,359
		116,794,873
Marine - 0.1%
Kirby Corp. (a)(b)	25,869	1,667,257
Professional Services - 0.9%
Dun & Bradstreet Corp.	17,827	2,185,947
Equifax, Inc.	57,598	6,755,093
Manpower, Inc.	32,172	3,071,139
Nielsen Holdings PLC	175,252	7,169,559
Robert Half International, Inc.	62,246	2,929,297
TransUnion Holding Co., Inc. (a)	24,936	786,232
Verisk Analytics, Inc. (a)	74,058	6,120,153
		29,017,420
Road & Rail - 0.7%
AMERCO	2,942	1,108,163
Avis Budget Group, Inc. (a)	37,920	1,411,382
Genesee & Wyoming, Inc. Class A (a)	29,705	2,238,569
J.B. Hunt Transport Services, Inc.	42,976	4,258,062
Kansas City Southern	52,375	4,499,536
Landstar System, Inc.	20,078	1,698,599
Old Dominion Freight Lines, Inc.	32,533	2,872,013
Ryder System, Inc.	26,414	2,049,726
		20,136,050
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	46,199	1,680,720
Fastenal Co.	139,949	6,952,666
HD Supply Holdings, Inc. (a)	97,714	4,133,302
Herc Holdings, Inc. (a)	11,671	579,699
MSC Industrial Direct Co., Inc. Class A	21,162	2,161,698
United Rentals, Inc. (a)	42,892	5,426,267
W.W. Grainger, Inc.	26,896	6,793,123
Watsco, Inc.	12,472	1,904,973
WESCO International, Inc. (a)	23,800	1,682,660
		31,315,108
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	36,285	2,721,012

TOTAL INDUSTRIALS		419,247,770

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	18,717	1,759,398
Arris International PLC (a)	90,510	2,586,776
Brocade Communications Systems, Inc.	191,299	2,385,499
CommScope Holding Co., Inc. (a)	62,868	2,377,668
EchoStar Holding Corp. Class A (a)	22,018	1,121,377
F5 Networks, Inc. (a)	32,611	4,370,852
Harris Corp.	60,676	6,232,032
Juniper Networks, Inc.	181,703	4,866,006
Motorola Solutions, Inc.	85,197	6,876,250
Palo Alto Networks, Inc. (a)(b)	42,316	6,244,149
		38,820,007
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	145,428	9,814,936
Arrow Electronics, Inc. (a)	44,744	3,289,579
Avnet, Inc.	61,659	2,863,444
CDW Corp.	79,365	4,088,091
Cognex Corp.	38,991	2,634,232
Dolby Laboratories, Inc. Class A	24,397	1,168,860
Fitbit, Inc. (a)(b)	60,330	362,583
FLIR Systems, Inc.	65,741	2,322,630
IPG Photonics Corp. (a)	17,243	1,982,773
Jabil Circuit, Inc.	89,704	2,151,102
Keysight Technologies, Inc. (a)	82,512	3,058,720
National Instruments Corp.	50,459	1,585,422
Trimble, Inc. (a)	123,149	3,647,673
VeriFone Systems, Inc. (a)	52,873	960,702
Zebra Technologies Corp. Class A (a)	24,899	2,083,299
		42,014,046
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	83,770	5,745,784
CommerceHub, Inc.:
Series A (a)	4,276	62,814
Series C (a)	15,571	227,025
CoStar Group, Inc. (a)	15,655	3,163,876
GoDaddy, Inc. (a)(b)	22,307	797,029
IAC/InterActiveCorp (a)	34,032	2,341,742
Match Group, Inc. (a)(b)	14,679	254,974
Nutanix, Inc. Class A (a)(b)	6,593	199,570
Pandora Media, Inc. (a)(b)	104,110	1,353,430
Twilio, Inc. Class A (b)	8,534	246,035
Twitter, Inc. (a)(b)	308,176	5,430,061
VeriSign, Inc. (a)(b)	45,604	3,657,897
Yelp, Inc. (a)	33,355	1,393,572
Zillow Group, Inc.:
Class A (a)(b)	24,181	870,032
Class C (a)(b)	50,600	1,790,228
		27,534,069
IT Services - 3.6%
Alliance Data Systems Corp.	28,110	6,419,762
Amdocs Ltd.	72,386	4,249,782
Black Knight Financial Services, Inc. Class A (a)(b)	10,246	373,467
Booz Allen Hamilton Holding Corp. Class A	55,436	1,874,846
Broadridge Financial Solutions, Inc.	57,327	3,813,965
Computer Sciences Corp.	67,566	4,202,605
Conduent, Inc. (a)	99,219	1,484,316
CoreLogic, Inc. (a)	43,366	1,529,519
CSRA, Inc.	79,812	2,475,768
DST Systems, Inc.	15,853	1,825,473
Euronet Worldwide, Inc. (a)	24,675	1,764,756
Fidelity National Information Services, Inc.	157,702	12,524,693
First Data Corp. Class A (a)	151,066	2,317,352
Fiserv, Inc. (a)	107,531	11,552,055
FleetCor Technologies, Inc. (a)	44,536	6,568,615
Gartner, Inc. (a)	38,974	3,872,457
Genpact Ltd. (a)	72,525	1,789,917
Global Payments, Inc.	74,648	5,768,797
Jack Henry & Associates, Inc.	37,975	3,409,396
Leidos Holdings, Inc.	64,237	3,103,932
Paychex, Inc.	156,357	9,426,764
Sabre Corp. (b)	99,523	2,438,314
Square, Inc. (a)(b)	22,704	331,932
Teradata Corp. (a)(b)	62,519	1,835,558
The Western Union Co.	239,608	4,691,525
Total System Services, Inc.	80,864	4,098,188
Vantiv, Inc. (a)	75,279	4,685,365
WEX, Inc. (a)	18,823	2,152,034
		110,581,153
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	149,332	11,190,940
Cree, Inc. (a)(b)	46,822	1,291,351
Cypress Semiconductor Corp. (b)	149,021	1,758,448
First Solar, Inc. (a)(b)	35,563	1,109,210
KLA-Tencor Corp.	75,877	6,457,891
Lam Research Corp.	77,729	8,927,953
Linear Technology Corp.	114,949	7,256,730
Marvell Technology Group Ltd.	196,698	2,924,899
Maxim Integrated Products, Inc.	137,876	6,132,724
Microchip Technology, Inc. (b)	102,524	6,904,991
Micron Technology, Inc. (a)	503,600	12,141,796
NVIDIA Corp.	247,455	27,017,132
ON Semiconductor Corp. (a)	197,954	2,636,747
Qorvo, Inc. (a)(b)	62,269	3,998,292
Skyworks Solutions, Inc.	92,289	8,466,593
SunPower Corp. (a)(b)	28,552	189,585
Teradyne, Inc.	97,906	2,778,572
Xilinx, Inc.	123,733	7,201,261
		118,385,115
Software - 3.2%
ANSYS, Inc. (a)	42,782	3,989,849
Atlassian Corp. PLC (a)(b)	12,514	345,762
Autodesk, Inc. (a)	103,048	8,381,924
CA Technologies, Inc.	142,022	4,441,028
Cadence Design Systems, Inc. (a)	146,169	3,804,779
CDK Global, Inc.	75,564	4,726,528
Citrix Systems, Inc. (a)	74,349	6,779,885
Electronic Arts, Inc. (a)	141,302	11,788,826
FireEye, Inc. (a)(b)	74,484	1,009,258
Fortinet, Inc. (a)	69,551	2,313,266
Guidewire Software, Inc. (a)	36,055	1,886,758
Manhattan Associates, Inc. (a)	35,010	1,794,613
Nuance Communications, Inc. (a)	107,552	1,705,775
Parametric Technology Corp. (a)	54,840	2,882,939
Red Hat, Inc. (a)	88,037	6,680,248
ServiceNow, Inc. (a)	76,711	6,951,551
Splunk, Inc. (a)(b)	63,939	3,699,511
SS&C Technologies Holdings, Inc.	80,956	2,601,116
Symantec Corp.	298,205	8,215,548
Synopsys, Inc. (a)	73,398	4,616,000
Tableau Software, Inc. (a)	26,181	1,252,499
Tyler Technologies, Inc. (a)	15,942	2,327,851
Ultimate Software Group, Inc. (a)	13,220	2,560,185
Workday, Inc. Class A (a)(b)	56,734	4,714,028
Zynga, Inc. (a)	345,864	871,577
		100,341,304
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	60,124	2,586,534
NetApp, Inc.	141,109	5,407,297
Western Digital Corp.	137,271	10,944,617
Xerox Corp.	491,514	3,406,192
		22,344,640

TOTAL INFORMATION TECHNOLOGY		460,020,334

MATERIALS - 5.8%
Chemicals - 1.9%
Albemarle Corp. U.S.	54,448	5,044,063
Ashland Global Holdings, Inc.	30,258	3,601,610
Axalta Coating Systems (a)	80,487	2,334,123
Cabot Corp.	29,156	1,614,368
Celanese Corp. Class A	71,680	6,049,792
CF Industries Holdings, Inc.	113,609	4,009,262
Eastman Chemical Co.	71,852	5,568,530
FMC Corp.	64,979	3,909,137
Huntsman Corp.	95,783	1,953,015
International Flavors & Fragrances, Inc.	38,787	4,546,224
NewMarket Corp.	3,605	1,554,368
Platform Specialty Products Corp. (a)	91,494	1,110,737
RPM International, Inc.	63,545	3,320,862
The Mosaic Co.	170,360	5,344,193
The Scotts Miracle-Gro Co. Class A	21,959	2,019,569
Valspar Corp.	37,847	4,188,527
W.R. Grace & Co.	34,419	2,386,613
Westlake Chemical Corp.	18,339	1,135,367
		59,690,360
Construction Materials - 0.6%
Eagle Materials, Inc.	22,770	2,381,287
Martin Marietta Materials, Inc.	30,816	7,075,354
Vulcan Materials Co.	64,360	8,259,319
		17,715,960
Containers & Packaging - 1.8%
Aptargroup, Inc.	29,830	2,176,695
Avery Dennison Corp.	42,684	3,116,786
Ball Corp.	83,054	6,333,698
Bemis Co., Inc.	45,491	2,216,322
Berry Plastics Group, Inc. (a)	61,449	3,135,742
Crown Holdings, Inc. (a)	65,392	3,542,285
Graphic Packaging Holding Co.	156,211	1,954,200
International Paper Co.	199,058	11,266,683
Owens-Illinois, Inc. (a)	76,450	1,444,905
Packaging Corp. of America	45,340	4,179,441
Sealed Air Corp.	95,294	4,621,759
Silgan Holdings, Inc.	17,821	1,042,707
Sonoco Products Co.	48,445	2,662,053
WestRock Co.	121,612	6,489,216
		54,182,492
Metals & Mining - 1.5%
Alcoa Corp.	70,243	2,560,357
Compass Minerals International, Inc. (b)	15,992	1,336,931
Freeport-McMoRan, Inc. (a)	645,599	10,749,223
Newmont Mining Corp.	258,640	9,383,459
Nucor Corp.	155,200	9,015,568
Reliance Steel & Aluminum Co.	33,578	2,674,488
Royal Gold, Inc.	31,143	2,247,590
Southern Copper Corp. (b)	40,927	1,569,960
Steel Dynamics, Inc.	114,599	3,874,592
Tahoe Resources, Inc.	141,929	1,294,676
United States Steel Corp.	75,027	2,454,133
		47,160,977
Paper & Forest Products - 0.0%
Domtar Corp.	30,393	1,327,870

TOTAL MATERIALS		180,077,659

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Alexandria Real Estate Equities, Inc.	37,450	4,150,209
American Campus Communities, Inc.	62,771	3,051,926
American Homes 4 Rent Class A	80,061	1,783,759
Apartment Investment & Management Co. Class A	74,744	3,293,968
Apple Hospitality (REIT), Inc.	80,064	1,602,881
AvalonBay Communities, Inc.	66,478	11,521,302
Boston Properties, Inc.	74,387	9,737,258
Brandywine Realty Trust (SBI)	86,178	1,387,466
Brixmor Property Group, Inc.	92,845	2,240,350
Camden Property Trust (SBI)	41,446	3,463,642
Care Capital Properties, Inc.	42,398	1,047,655
Colony NorthStar, Inc.	265,561	3,696,609
Columbia Property Trust, Inc.	59,597	1,326,033
Communications Sales & Leasing, Inc.	59,774	1,570,861
Corporate Office Properties Trust (SBI)	46,255	1,471,834
Corrections Corp. of America	55,889	1,623,017
CubeSmart	85,496	2,148,514
CyrusOne, Inc.	34,586	1,665,662
DCT Industrial Trust, Inc.	44,066	1,969,310
DDR Corp.	152,369	2,312,961
Digital Realty Trust, Inc. (b)	77,294	8,319,153
Douglas Emmett, Inc.	67,439	2,551,892
Duke Realty LP	168,425	4,097,780
Empire State Realty Trust, Inc.	57,795	1,184,220
EPR Properties	31,324	2,317,036
Equinix, Inc.	33,610	12,939,178
Equity Commonwealth (a)	57,964	1,787,610
Equity Lifestyle Properties, Inc.	36,844	2,724,245
Equity One, Inc.	43,619	1,360,477
Essex Property Trust, Inc.	31,625	7,093,488
Extra Space Storage, Inc. (b)	58,785	4,235,459
Federal Realty Investment Trust (SBI)	34,338	4,822,085
Forest City Realty Trust, Inc. Class A	109,536	2,479,895
Gaming & Leisure Properties	91,339	2,889,053
General Growth Properties, Inc.	279,978	6,954,654
HCP, Inc. (b)	227,814	6,907,320
Healthcare Trust of America, Inc.	64,488	1,874,666
Highwoods Properties, Inc. (SBI)	47,073	2,420,023
Hospitality Properties Trust (SBI)	77,335	2,407,439
Host Hotels & Resorts, Inc.	357,698	6,463,603
Iron Mountain, Inc.	126,671	4,534,822
Kilroy Realty Corp.	46,587	3,487,037
Kimco Realty Corp.	196,921	4,901,364
Lamar Advertising Co. Class A (b)	39,804	3,005,998
Liberty Property Trust (SBI)	70,239	2,696,475
Life Storage, Inc.	22,467	1,829,937
Mid-America Apartment Communities, Inc.	54,742	5,197,753
National Retail Properties, Inc.	70,308	3,065,429
Omega Healthcare Investors, Inc.	88,689	2,844,256
Outfront Media, Inc.	66,323	1,819,240
Paramount Group, Inc.	87,029	1,452,514
Piedmont Office Realty Trust, Inc. Class A (b)	72,197	1,568,119
Prologis, Inc.	253,457	12,381,374
Quality Care Properties, Inc. (a)	44,386	819,366
Rayonier, Inc.	60,902	1,698,557
Realty Income Corp.	125,419	7,478,735
Regency Centers Corp. (b)	49,630	3,460,700
Retail Properties America, Inc.	113,627	1,700,996
Senior Housing Properties Trust (SBI)	113,439	2,161,013
SL Green Realty Corp.	47,482	5,174,114
Spirit Realty Capital, Inc.	231,048	2,430,625
Store Capital Corp.	71,657	1,695,405
Sun Communities, Inc.	32,219	2,537,568
Tanger Factory Outlet Centers, Inc.	44,598	1,524,806
Taubman Centers, Inc.	28,892	2,046,709
The Macerich Co.	69,818	4,795,798
UDR, Inc.	128,971	4,507,536
Ventas, Inc.	164,268	10,130,408
VEREIT, Inc.	472,814	4,033,103
Vornado Realty Trust	83,304	8,856,048
Weingarten Realty Investors (SBI)	55,813	1,988,617
Welltower, Inc.	173,612	11,510,476
Weyerhaeuser Co.	360,405	11,291,489
WP Carey, Inc.	50,262	3,113,228
		288,634,108
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	144,336	4,382,041
Howard Hughes Corp. (a)	17,846	1,902,562
Jones Lang LaSalle, Inc.	22,115	2,278,508
Realogy Holdings Corp.	69,934	1,811,990
		10,375,101

TOTAL REAL ESTATE		299,009,209

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (b)	261,402	6,759,856
Frontier Communications Corp. (b)	571,287	1,993,792
Level 3 Communications, Inc. (a)	141,840	8,433,806
SBA Communications Corp. Class A (a)	60,579	6,376,546
Zayo Group Holdings, Inc. (a)	79,568	2,542,993
		26,106,993
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(b)	367,370	3,390,825
Telephone & Data Systems, Inc.	46,903	1,437,577
U.S. Cellular Corp. (a)	6,668	297,326
		5,125,728

TOTAL TELECOMMUNICATION SERVICES		31,232,721

UTILITIES - 6.0%
Electric Utilities - 2.4%
Alliant Energy Corp.	110,302	4,152,870
Edison International	153,486	11,186,060
Entergy Corp.	87,391	6,260,691
Eversource Energy	155,370	8,595,068
FirstEnergy Corp.	207,752	6,299,041
Great Plains Energy, Inc.	103,023	2,838,284
Hawaiian Electric Industries, Inc.	51,778	1,733,527
OGE Energy Corp.	95,758	3,211,723
Pinnacle West Capital Corp.	53,434	4,148,081
PPL Corp.	329,469	11,478,700
Westar Energy, Inc.	68,403	3,740,960
Xcel Energy, Inc.	247,350	10,220,502
		73,865,507
Gas Utilities - 0.3%
Atmos Energy Corp.	49,895	3,801,001
National Fuel Gas Co.	35,570	1,997,256
UGI Corp.	82,713	3,835,402
		9,633,659
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	175,653	2,072,705
NRG Energy, Inc.	153,766	2,543,290
The AES Corp.	319,744	3,657,871
		8,273,866
Multi-Utilities - 2.7%
Ameren Corp.	118,474	6,237,656
Avangrid, Inc.	26,783	1,039,180
CenterPoint Energy, Inc.	209,599	5,493,590
CMS Energy Corp.	135,676	5,779,798
Consolidated Edison, Inc.	147,391	10,958,521
DTE Energy Co.	86,572	8,539,462
MDU Resources Group, Inc.	94,769	2,781,470
NiSource, Inc.	158,368	3,542,692
Public Service Enterprise Group, Inc.	245,943	10,882,978
SCANA Corp.	63,782	4,381,823
Sempra Energy	121,440	12,434,242
Vectren Corp.	39,567	2,171,833
WEC Energy Group, Inc.	152,891	9,028,214
		83,271,459
Water Utilities - 0.3%
American Water Works Co., Inc.	87,307	6,411,826
Aqua America, Inc.	86,486	2,630,039
		9,041,865

TOTAL UTILITIES		184,086,356

TOTAL COMMON STOCKS
(Cost $2,747,782,311)		3,064,418,376
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (c)
(Cost $997,012)	1,000,000	996,580
	Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 0.62% (d)	54,264,419	$54,275,272
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	220,940,647	220,984,835
TOTAL MONEY MARKET FUNDS
(Cost $275,220,265)		275,260,107
TOTAL INVESTMENT PORTFOLIO - 108.4%
(Cost $3,023,999,588)		3,340,675,063
NET OTHER ASSETS (LIABILITIES) - (8.4)%(f)		(257,796,884)
NET ASSETS - 100%		$3,082,878,179

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
103 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	17,360,650	$180,394

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,580.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $1,345,065 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,563
Fidelity Securities Lending Cash Central Fund	575,143
Total	$670,706

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$464,387,144	$464,387,144	$--	$--
Consumer Staples	151,577,072	151,577,072	--	--
Energy	189,967,923	189,967,923	--	--
Financials	410,420,598	410,420,598	--	--
Health Care	274,391,590	274,391,590	--	--
Industrials	419,247,770	419,247,770	--	--
Information Technology	460,020,334	460,020,334	--	--
Materials	180,077,659	180,077,659	--	--
Real Estate	299,009,209	299,009,209	--	--
Telecommunication Services	31,232,721	31,232,721	--	--
Utilities	184,086,356	184,086,356	--	--
U.S. Government and Government Agency Obligations	996,580	--	996,580	--
Money Market Funds	275,260,107	275,260,107	--	--
Total Investments in Securities:	$3,340,675,063	$3,339,678,483	$996,580	$--
Derivative Instruments:
Assets
Futures Contracts	$180,394	$180,394	$--	$--
Total Assets	$180,394	$180,394	$--	$--
Total Derivative Instruments:	$180,394	$180,394	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $3,038,702,635. Net unrealized appreciation aggregated $301,972,428, of which $454,799,231 related to appreciated investment securities and $152,826,803 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

January 31, 2017

LC1-QTLY-0317
1.9871049.100

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 0.3%
Adient PLC (a)	416	$26,412
BorgWarner, Inc.	565	23,069
Delphi Automotive PLC	6,350	444,881
Gentex Corp.	4,788	100,021
Hertz Global Holdings, Inc. (a)	233	4,886
Lear Corp.	1,403	199,352
Visteon Corp.	780	69,865
		868,486
Automobiles - 0.4%
Harley-Davidson, Inc.	4,218	240,595
Tesla Motors, Inc. (a)	2,717	684,494
Thor Industries, Inc.	1,105	114,368
		1,039,457
Distributors - 0.3%
Genuine Parts Co.	3,205	310,276
LKQ Corp. (a)	7,000	223,370
Pool Corp.	917	96,799
		630,445
Diversified Consumer Services - 0.1%
Service Corp. International	4,365	127,152
ServiceMaster Global Holdings, Inc. (a)	3,102	114,712
		241,864
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	2,449	82,874
Brinker International, Inc. (b)	1,084	48,238
Chipotle Mexican Grill, Inc. (a)	655	276,043
Choice Hotels International, Inc.	580	32,190
Darden Restaurants, Inc.	2,675	196,024
Domino's Pizza, Inc.	1,141	199,150
Dunkin' Brands Group, Inc.	2,157	111,884
Extended Stay America, Inc. unit	165	2,675
Hilton Grand Vacations, Inc. (a)	989	29,007
Hilton Worldwide Holdings, Inc.	3,562	205,100
Hyatt Hotels Corp. Class A (a)	15	821
Las Vegas Sands Corp.	8,423	442,881
Marriott International, Inc. Class A	5,639	477,059
McDonald's Corp.	19,339	2,370,381
MGM Mirage, Inc. (a)	896	25,805
Norwegian Cruise Line Holdings Ltd. (a)	449	21,103
Panera Bread Co. Class A (a)	525	109,757
Park Hotels & Resorts, Inc.	2,090	56,723
Six Flags Entertainment Corp.	1,632	97,235
Starbucks Corp.	33,238	1,835,402
U.S. Foods Holding Corp.	942	25,622
Vail Resorts, Inc.	893	153,185
Wendy's Co.	2,930	39,643
Wyndham Worldwide Corp.	2,544	201,129
Wynn Resorts Ltd.	1,694	171,822
Yum China Holdings, Inc. (a)	7,965	218,878
Yum! Brands, Inc.	8,067	528,631
		7,959,262
Household Durables - 0.7%
CalAtlantic Group, Inc.	130	4,533
D.R. Horton, Inc.	4,339	129,779
Harman International Industries, Inc.	733	81,480
Leggett & Platt, Inc.	3,062	146,119
Lennar Corp.:
Class A	2,252	100,552
Class B	120	4,315
Mohawk Industries, Inc. (a)	1,117	241,093
Newell Brands, Inc.	10,912	516,465
NVR, Inc. (a)	80	148,640
PulteGroup, Inc.	2,465	53,022
Tempur Sealy International, Inc. (a)(b)	1,217	52,331
Toll Brothers, Inc. (a)	1,741	54,598
Tupperware Brands Corp.	1,156	69,776
Whirlpool Corp.	173	30,256
		1,632,959
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	9,045	7,448,377
Expedia, Inc.	2,771	336,926
Groupon, Inc. (a)(b)	8,022	27,676
Liberty Expedia Holdings, Inc. (a)	359	15,800
Liberty Interactive Corp.:
(Venture Group) Series A (a)	270	11,786
QVC Group Series A (a)	5,662	108,597
Netflix, Inc. (a)	9,455	1,330,413
Priceline Group, Inc. (a)	1,148	1,808,249
TripAdvisor, Inc. (a)	2,646	139,973
		11,227,797
Leisure Products - 0.3%
Brunswick Corp.	1,729	103,498
Hasbro, Inc.	2,576	212,546
Mattel, Inc.	7,793	204,255
Polaris Industries, Inc. (b)	1,363	114,587
Vista Outdoor, Inc. (a)	286	8,240
		643,126
Media - 5.7%
AMC Networks, Inc. Class A (a)	1,362	78,111
Cable One, Inc.	107	67,665
CBS Corp. Class B	8,844	570,350
Charter Communications, Inc. Class A (a)	4,648	1,505,720
Cinemark Holdings, Inc.	2,489	105,783
Clear Channel Outdoor Holding, Inc. Class A	64	317
Comcast Corp. Class A	51,858	3,911,130
Discovery Communications, Inc.:
Class A (a)	3,259	92,393
Class C (non-vtg.) (a)	4,809	133,257
DISH Network Corp. Class A (a)	3,884	229,816
Interpublic Group of Companies, Inc.	9,352	220,053
Lions Gate Entertainment Corp.:
Class A	1,051	30,237
Class B (a)	1,862	49,883
Live Nation Entertainment, Inc. (a)	1,825	52,232
Omnicom Group, Inc.	5,489	470,133
Regal Entertainment Group Class A	396	8,973
Scripps Networks Interactive, Inc. Class A	1,899	144,628
Sirius XM Holdings, Inc.	41,696	196,805
The Madison Square Garden Co. (a)	28	4,919
The Walt Disney Co.	37,737	4,175,599
Time Warner, Inc.	11,983	1,160,554
Tribune Media Co. Class A	110	3,172
Twenty-First Century Fox, Inc.:
Class A	19,475	611,126
Class B	8,823	273,601
Viacom, Inc.:
Class A	501	22,670
Class B (non-vtg.)	6,739	283,981
		14,403,108
Multiline Retail - 0.4%
Dollar General Corp.	6,600	487,212
Dollar Tree, Inc. (a)	5,262	406,174
Nordstrom, Inc. (b)	2,831	125,187
Target Corp.	1,467	94,592
		1,113,165
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	1,643	269,846
AutoNation, Inc. (a)	635	33,731
AutoZone, Inc. (a)	683	495,161
Bed Bath & Beyond, Inc.	491	19,812
Burlington Stores, Inc. (a)	942	78,845
Cabela's, Inc. Class A (a)	139	7,769
CarMax, Inc. (a)	4,490	299,528
Dick's Sporting Goods, Inc.	1,557	80,341
Foot Locker, Inc.	2,827	193,763
Gap, Inc.	325	7,485
Home Depot, Inc.	28,961	3,984,454
L Brands, Inc.	1,021	61,474
Lowe's Companies, Inc.	20,749	1,516,337
Michaels Companies, Inc. (a)	1,694	33,321
Murphy U.S.A., Inc. (a)	475	30,258
O'Reilly Automotive, Inc. (a)	2,191	574,634
Ross Stores, Inc.	9,125	603,254
Sally Beauty Holdings, Inc. (a)	3,422	81,444
Signet Jewelers Ltd.	1,455	113,010
TJX Companies, Inc.	15,329	1,148,449
Tractor Supply Co.	3,095	228,009
Ulta Beauty, Inc. (a)	1,355	368,939
Urban Outfitters, Inc. (a)	1,614	42,836
Williams-Sonoma, Inc.	2,015	97,143
		10,369,843
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	1,186	99,328
Coach, Inc.	1,309	48,891
Hanesbrands, Inc.	8,793	208,482
Kate Spade & Co. (a)	2,889	53,475
lululemon athletica, Inc. (a)	2,258	152,438
Michael Kors Holdings Ltd. (a)	3,724	159,424
NIKE, Inc. Class B	30,744	1,626,358
Ralph Lauren Corp.	73	6,455
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,980	74,858
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,225	90,795
Class C (non-vtg.)	4,210	80,916
VF Corp.	8,114	417,709
		3,019,129

TOTAL CONSUMER DISCRETIONARY		53,148,641

CONSUMER STAPLES - 9.3%
Beverages - 3.0%
Brown-Forman Corp.:
Class A	1,097	51,318
Class B (non-vtg.)	4,109	187,370
Constellation Brands, Inc. Class A (sub. vtg.)	3,849	576,426
Dr. Pepper Snapple Group, Inc.	4,318	393,802
Monster Beverage Corp. (a)	9,719	414,029
PepsiCo, Inc.	29,231	3,033,593
The Coca-Cola Co.	67,775	2,817,407
		7,473,945
Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.	918	105,478
Costco Wholesale Corp.	10,161	1,665,896
CVS Health Corp.	23,533	1,854,636
Kroger Co.	22,068	749,429
Manitowoc Foodservice, Inc. (a)	1,252	24,013
Rite Aid Corp. (a)	23,890	134,262
Sprouts Farmers Market LLC (a)	2,900	54,143
Sysco Corp.	12,173	638,596
Walgreens Boots Alliance, Inc.	4,106	336,446
Whole Foods Market, Inc.	1,294	39,105
		5,602,004
Food Products - 1.5%
Blue Buffalo Pet Products, Inc. (a)	1,412	34,241
Campbell Soup Co.	4,276	266,095
ConAgra Foods, Inc.	8,016	313,345
Flowers Foods, Inc.	3,695	74,306
General Mills, Inc.	13,800	862,224
Hormel Foods Corp.	5,512	200,086
Ingredion, Inc.	1,180	151,264
Kellogg Co.	5,328	387,399
Lamb Weston Holdings, Inc.	2,697	100,760
McCormick & Co., Inc. (non-vtg.)	2,690	257,030
Mead Johnson Nutrition Co. Class A	1,571	110,693
Pilgrim's Pride Corp. (b)	162	3,101
Post Holdings, Inc. (a)	877	73,387
The Hain Celestial Group, Inc. (a)	1,771	70,061
The Hershey Co.	3,244	342,145
The Kraft Heinz Co.	1,761	157,240
TreeHouse Foods, Inc. (a)	409	31,035
Tyson Foods, Inc. Class A	3,122	196,030
WhiteWave Foods Co. (a)	3,984	219,359
		3,849,801
Household Products - 0.7%
Church & Dwight Co., Inc.	5,889	266,301
Clorox Co.	2,536	304,320
Colgate-Palmolive Co.	3,614	233,392
Energizer Holdings, Inc.	400	20,188
Kimberly-Clark Corp.	7,105	860,629
Spectrum Brands Holdings, Inc.	576	76,833
		1,761,663
Personal Products - 0.2%
Coty, Inc. Class A	814	15,629
Estee Lauder Companies, Inc. Class A	5,018	407,512
Herbalife Ltd. (a)	1,693	95,147
Nu Skin Enterprises, Inc. Class A	373	19,351
		537,639
Tobacco - 1.7%
Altria Group, Inc.	45,429	3,233,636
Philip Morris International, Inc.	3,852	370,293
Reynolds American, Inc.	11,790	708,933
		4,312,862

TOTAL CONSUMER STAPLES		23,537,914

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp.	6,071	363,167
Cabot Oil & Gas Corp.	7,551	162,195
Chesapeake Energy Corp. (a)(b)	796	5,134
Cimarex Energy Co.	373	50,433
Continental Resources, Inc. (a)	900	43,704
Devon Energy Corp.	1,120	51,005
Diamondback Energy, Inc. (a)	549	57,738
EOG Resources, Inc.	1,408	143,025
Newfield Exploration Co. (a)	1,202	48,176
ONEOK, Inc.	4,785	263,701
Parsley Energy, Inc. Class A (a)	444	15,638
Southwestern Energy Co. (a)	11,218	101,074
Spectra Energy Corp.	2,466	102,709
The Williams Companies, Inc.	2,990	86,232
		1,493,931
FINANCIALS - 2.9%
Banks - 0.3%
Citizens Financial Group, Inc.	5,109	184,793
First Hawaiian, Inc.	10	330
First Republic Bank	2,732	257,710
Signature Bank (a)	716	112,784
SVB Financial Group (a)	882	151,907
Western Alliance Bancorp. (a)	1,280	63,206
		770,730
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	1,080	164,549
Ameriprise Financial, Inc.	1,101	123,609
Artisan Partners Asset Management, Inc.	802	23,218
CBOE Holdings, Inc.	1,858	147,934
Charles Schwab Corp.	21,489	886,206
Eaton Vance Corp. (non-vtg.)	2,480	103,986
FactSet Research Systems, Inc.	931	161,110
Federated Investors, Inc. Class B (non-vtg.)	2,215	57,612
Interactive Brokers Group, Inc.	81	3,025
IntercontinentalExchange, Inc.	6,540	381,674
Invesco Ltd.	2,006	58,014
Lazard Ltd. Class A	541	22,982
LPL Financial	304	11,947
MarketAxess Holdings, Inc.	846	158,414
Moody's Corp.	3,516	364,504
Morningstar, Inc.	383	29,165
MSCI, Inc.	2,119	175,347
S&P Global, Inc.	6,109	734,180
SEI Investments Co.	2,987	144,899
T. Rowe Price Group, Inc.	4,317	291,138
TD Ameritrade Holding Corp.	5,132	236,842
		4,280,355
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	194	39,824
Discover Financial Services	3,147	218,024
		257,848
Diversified Financial Services - 0.0%
Donnelley Financial Solutions, Inc. (a)	294	7,080
Varex Imaging Corp. (a)	873	25,110
		32,190
Insurance - 0.8%
AmTrust Financial Services, Inc.	216	5,700
Aon PLC	6,092	686,568
Arthur J. Gallagher & Co.	2,790	150,186
Brown & Brown, Inc.	165	6,951
Erie Indemnity Co. Class A	422	47,310
Lincoln National Corp.	1,234	83,307
Marsh & McLennan Companies, Inc.	12,052	819,777
Progressive Corp.	1,234	46,201
XL Group Ltd.	2,064	77,544
		1,923,544

TOTAL FINANCIALS		7,264,667

HEALTH CARE - 15.8%
Biotechnology - 5.6%
AbbVie, Inc.	37,696	2,303,603
ACADIA Pharmaceuticals, Inc. (a)	2,235	77,309
Agios Pharmaceuticals, Inc. (a)	730	31,412
Alexion Pharmaceuticals, Inc. (a)	5,035	657,974
Alkermes PLC (a)	3,446	186,463
Alnylam Pharmaceuticals, Inc. (a)(b)	1,434	57,346
Amgen, Inc.	17,486	2,739,706
AquaBounty Technologies, Inc. (a)	18	248
Biogen, Inc. (a)	5,079	1,408,102
BioMarin Pharmaceutical, Inc. (a)	3,974	348,242
Celgene Corp. (a)	17,907	2,079,898
Gilead Sciences, Inc.	30,857	2,235,590
Incyte Corp. (a)	3,773	457,325
Intercept Pharmaceuticals, Inc. (a)	383	42,034
Intrexon Corp. (a)(b)	1,241	26,260
Ionis Pharmaceuticals, Inc. (a)(b)	2,799	124,556
Juno Therapeutics, Inc. (a)(b)	1,181	25,203
Neurocrine Biosciences, Inc. (a)	1,964	84,275
Opko Health, Inc. (a)(b)	6,879	59,779
Regeneron Pharmaceuticals, Inc. (a)	1,803	647,800
Seattle Genetics, Inc. (a)	2,197	132,347
United Therapeutics Corp. (a)	267	43,689
Vertex Pharmaceuticals, Inc. (a)	5,719	491,091
		14,260,252
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	3,866	161,483
Abiomed, Inc. (a)	929	98,818
Alere, Inc. (a)	383	14,171
Align Technology, Inc. (a)	1,657	151,930
Baxter International, Inc.	1,286	61,612
Becton, Dickinson & Co.	4,852	860,211
Boston Scientific Corp. (a)	31,264	752,212
C.R. Bard, Inc.	1,705	404,648
Danaher Corp.	3,700	310,504
DexCom, Inc. (a)	1,907	150,939
Edwards Lifesciences Corp. (a)	4,893	470,902
Hill-Rom Holdings, Inc.	1,394	82,065
Hologic, Inc. (a)	6,493	263,161
IDEXX Laboratories, Inc. (a)	2,061	252,122
Intuitive Surgical, Inc. (a)	875	606,104
ResMed, Inc.	3,288	222,072
Stryker Corp.	7,802	963,781
Teleflex, Inc.	189	31,701
The Cooper Companies, Inc.	848	156,549
Varian Medical Systems, Inc. (a)	2,183	169,510
West Pharmaceutical Services, Inc.	1,638	138,624
Zimmer Biomet Holdings, Inc.	2,274	269,082
		6,592,201
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (a)	591	22,677
Aetna, Inc.	2,666	316,214
AmerisourceBergen Corp.	3,817	333,148
Anthem, Inc.	1,669	257,260
Cardinal Health, Inc.	7,014	525,769
Centene Corp. (a)	2,806	177,536
Cigna Corp.	1,974	288,638
DaVita HealthCare Partners, Inc. (a)	1,515	96,581
Envision Healthcare Corp. (a)	1,866	126,888
Express Scripts Holding Co. (a)	12,965	893,029
HCA Holdings, Inc. (a)	4,828	387,592
Henry Schein, Inc. (a)	1,900	303,734
Humana, Inc.	3,256	646,316
Laboratory Corp. of America Holdings (a)	1,062	142,531
McKesson Corp.	5,215	725,667
MEDNAX, Inc. (a)	1,517	103,687
Patterson Companies, Inc.	1,922	79,974
Premier, Inc. (a)	391	12,457
Tenet Healthcare Corp. (a)	1,877	33,016
UnitedHealth Group, Inc.	21,825	3,537,833
Universal Health Services, Inc. Class B	463	52,148
VCA, Inc. (a)	1,771	160,453
Wellcare Health Plans, Inc. (a)	948	137,972
		9,361,120
Health Care Technology - 0.2%
athenahealth, Inc. (a)	884	111,375
Cerner Corp. (a)	6,833	367,000
Inovalon Holdings, Inc. Class A (a)	1,322	15,269
Veeva Systems, Inc. Class A (a)	2,201	93,168
		586,812
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,085	102,102
Bio-Techne Corp.	838	85,267
Bruker Corp.	2,446	58,044
Charles River Laboratories International, Inc. (a)	1,062	85,810
Illumina, Inc. (a)	3,387	542,259
Mettler-Toledo International, Inc. (a)	610	260,244
PerkinElmer, Inc.	481	25,584
Quintiles Transnational Holdings, Inc. (a)	2,609	204,780
Thermo Fisher Scientific, Inc.	4,142	631,199
VWR Corp. (a)	16	415
Waters Corp. (a)	1,783	252,562
		2,248,266
Pharmaceuticals - 2.8%
Akorn, Inc. (a)	1,847	35,278
Allergan PLC	4,599	1,006,675
Bristol-Myers Squibb Co.	38,847	1,909,719
Eli Lilly & Co.	22,718	1,749,968
Johnson & Johnson	11,062	1,252,772
Mylan N.V. (a)	3,330	126,707
Patheon NV	406	11,648
Pfizer, Inc.	9,785	310,478
Zoetis, Inc. Class A	10,563	580,331
		6,983,576

TOTAL HEALTH CARE		40,032,227

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
BE Aerospace, Inc.	2,324	142,856
BWX Technologies, Inc.	2,122	88,042
General Dynamics Corp.	2,353	426,081
HEICO Corp.	426	32,781
HEICO Corp. Class A	923	61,195
Hexcel Corp.	2,185	112,200
Huntington Ingalls Industries, Inc.	891	172,818
Lockheed Martin Corp.	5,897	1,482,093
Northrop Grumman Corp.	3,860	884,249
Raytheon Co.	2,637	380,150
Rockwell Collins, Inc.	3,027	274,731
Spirit AeroSystems Holdings, Inc. Class A	1,464	87,913
Textron, Inc.	1,911	90,524
The Boeing Co.	13,884	2,268,923
TransDigm Group, Inc.	1,163	251,673
		6,756,229
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc. (b)	3,321	252,595
Expeditors International of Washington, Inc.	2,962	154,261
FedEx Corp.	5,792	1,095,325
United Parcel Service, Inc. Class B	16,108	1,757,866
		3,260,047
Airlines - 0.6%
Alaska Air Group, Inc.	2,258	211,846
Delta Air Lines, Inc.	13,989	660,840
JetBlue Airways Corp. (a)	440	8,628
Southwest Airlines Co.	14,832	775,862
		1,657,176
Building Products - 0.4%
A.O. Smith Corp.	3,398	165,653
Allegion PLC	2,237	146,904
Fortune Brands Home & Security, Inc.	3,571	196,869
Johnson Controls International PLC	4,522	198,878
Lennox International, Inc.	860	134,857
Masco Corp.	5,013	165,178
		1,008,339
Commercial Services & Supplies - 0.6%
Cintas Corp.	2,035	236,284
Clean Harbors, Inc. (a)	49	2,720
Copart, Inc. (a)	2,260	128,232
Covanta Holding Corp.	2,834	45,627
KAR Auction Services, Inc.	3,163	144,075
LSC Communications, Inc.	460	12,061
Pitney Bowes, Inc.	4,303	68,504
R.R. Donnelley & Sons Co.	1,167	20,008
Rollins, Inc.	2,168	76,444
Stericycle, Inc. (a)	1,785	137,695
Waste Management, Inc.	8,510	591,445
		1,463,095
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	818	29,358
Valmont Industries, Inc.	414	59,616
		88,974
Electrical Equipment - 0.4%
Acuity Brands, Inc.	994	205,987
AMETEK, Inc.	1,017	51,969
Emerson Electric Co.	2,429	142,485
Fortive Corp.	1,838	101,660
Hubbell, Inc. Class B	792	96,687
Rockwell Automation, Inc.	2,387	353,252
		952,040
Industrial Conglomerates - 2.4%
3M Co.	13,696	2,394,335
Carlisle Companies, Inc.	456	49,754
General Electric Co.	41,454	1,231,184
Honeywell International, Inc.	17,704	2,094,737
Roper Technologies, Inc.	1,191	228,493
		5,998,503
Machinery - 1.2%
Deere & Co.	1,778	190,335
Donaldson Co., Inc.	2,733	115,469
Flowserve Corp.	1,800	88,488
Graco, Inc.	1,300	116,467
IDEX Corp.	1,698	153,092
Illinois Tool Works, Inc.	6,839	869,921
Ingersoll-Rand PLC	3,093	245,430
Lincoln Electric Holdings, Inc.	870	72,532
Middleby Corp. (a)	1,296	173,897
Nordson Corp.	1,305	148,157
PACCAR, Inc.	726	48,867
Snap-On, Inc.	972	176,447
Stanley Black & Decker, Inc.	421	52,204
Toro Co.	2,446	144,143
WABCO Holdings, Inc. (a)	1,221	133,126
Wabtec Corp.	2,013	174,406
Xylem, Inc.	2,253	111,095
		3,014,076
Professional Services - 0.4%
Dun & Bradstreet Corp.	352	43,162
Equifax, Inc.	2,750	322,520
Nielsen Holdings PLC	6,545	267,756
Robert Half International, Inc.	2,936	138,168
TransUnion Holding Co., Inc. (a)	1,265	39,885
Verisk Analytics, Inc. (a)	3,549	293,289
		1,104,780
Road & Rail - 0.3%
AMERCO	91	34,277
Avis Budget Group, Inc. (a)	1,814	67,517
J.B. Hunt Transport Services, Inc.	2,074	205,492
Landstar System, Inc.	947	80,116
Old Dominion Freight Lines, Inc.	955	84,307
Union Pacific Corp.	3,076	327,840
		799,549
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	1,042	37,908
Fastenal Co.	6,692	332,459
HD Supply Holdings, Inc. (a)	4,606	194,834
Herc Holdings, Inc. (a)	81	4,023
MSC Industrial Direct Co., Inc. Class A	435	44,435
United Rentals, Inc. (a)	1,749	221,266
W.W. Grainger, Inc.	1,286	324,805
Watsco, Inc.	611	93,324
		1,253,054

TOTAL INDUSTRIALS		27,355,862

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	902	84,788
Arris International PLC (a)	899	25,693
CommScope Holding Co., Inc. (a)	2,979	112,666
F5 Networks, Inc. (a)	1,557	208,685
Motorola Solutions, Inc.	487	39,306
Palo Alto Networks, Inc. (a)	2,018	297,776
		768,914
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	6,969	470,338
CDW Corp.	3,727	191,978
Cognex Corp.	1,873	126,540
Dell Technologies, Inc. (a)	515	32,440
Fitbit, Inc. (a)(b)	2,290	13,763
IPG Photonics Corp. (a)	672	77,273
National Instruments Corp.	1,984	62,337
Trimble, Inc. (a)	4,586	135,837
VeriFone Systems, Inc. (a)	2,405	43,699
Zebra Technologies Corp. Class A (a)	992	83,001
		1,237,206
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	3,554	243,769
Alphabet, Inc.:
Class A (a)	6,829	5,601,078
Class C (a)	6,902	5,499,445
CommerceHub, Inc.:
Series A (a)	122	1,792
Series C (a)	18	262
CoStar Group, Inc. (a)	733	148,139
eBay, Inc. (a)	24,770	788,429
Facebook, Inc. Class A (a)	52,202	6,802,965
GoDaddy, Inc. (a)	1,114	39,803
IAC/InterActiveCorp (a)	1,266	87,113
Match Group, Inc. (a)	713	12,385
Nutanix, Inc. Class A (a)	254	7,689
Pandora Media, Inc. (a)(b)	4,177	54,301
Twilio, Inc. Class A	336	9,687
Twitter, Inc. (a)	12,983	228,760
VeriSign, Inc. (a)	2,178	174,697
Yelp, Inc. (a)	1,155	48,256
Zillow Group, Inc.:
Class A (a)(b)	712	25,618
Class C (a)	1,743	61,667
		19,835,855
IT Services - 6.9%
Accenture PLC Class A	14,523	1,653,734
Alliance Data Systems Corp.	1,325	302,604
Automatic Data Processing, Inc.	10,572	1,067,666
Black Knight Financial Services, Inc. Class A (a)	552	20,120
Booz Allen Hamilton Holding Corp. Class A	2,411	81,540
Broadridge Financial Solutions, Inc.	2,696	179,365
Cognizant Technology Solutions Corp. Class A (a)	14,010	736,786
CoreLogic, Inc. (a)	1,215	42,853
CSRA, Inc.	3,732	115,767
DST Systems, Inc.	738	84,981
Euronet Worldwide, Inc. (a)	1,135	81,175
Fidelity National Information Services, Inc.	4,298	341,347
First Data Corp. Class A (a)	7,373	113,102
Fiserv, Inc. (a)	5,157	554,017
FleetCor Technologies, Inc. (a)	2,126	313,564
Gartner, Inc. (a)	1,828	181,630
Genpact Ltd. (a)	3,384	83,517
Global Payments, Inc.	3,566	275,580
IBM Corp.	14,049	2,451,831
Jack Henry & Associates, Inc.	1,869	167,799
Leidos Holdings, Inc.	1,554	75,089
MasterCard, Inc. Class A	22,420	2,383,919
Paychex, Inc.	7,486	451,331
PayPal Holdings, Inc. (a)	26,248	1,044,145
Sabre Corp.	4,748	116,326
Square, Inc. (a)	1,563	22,851
Teradata Corp. (a)	2,935	86,172
The Western Union Co.	11,288	221,019
Total System Services, Inc.	3,804	192,787
Vantiv, Inc. (a)	3,671	228,483
Visa, Inc. Class A	44,336	3,667,031
WEX, Inc. (a)	901	103,011
		17,441,142
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	18,052	618,281
Broadcom Ltd.	8,745	1,744,628
Cree, Inc. (a)	822	22,671
Intel Corp.	9,856	362,898
KLA-Tencor Corp.	3,620	308,098
Lam Research Corp.	2,964	340,445
Linear Technology Corp.	2,559	161,550
Maxim Integrated Products, Inc.	6,479	288,186
Microchip Technology, Inc.	4,893	329,544
NVIDIA Corp.	11,794	1,287,669
ON Semiconductor Corp. (a)	1,039	13,839
Qorvo, Inc. (a)	385	24,721
Qualcomm, Inc.	7,060	377,216
Skyworks Solutions, Inc.	4,040	370,630
Texas Instruments, Inc.	23,484	1,773,981
Versum Materials, Inc. (a)	1,882	52,602
Xilinx, Inc.	1,851	107,728
		8,184,687
Software - 7.5%
Activision Blizzard, Inc.	12,992	522,408
Adobe Systems, Inc. (a)	11,316	1,283,008
ANSYS, Inc. (a)	535	49,894
Atlassian Corp. PLC (a)	668	18,457
Autodesk, Inc. (a)	4,027	327,556
Cadence Design Systems, Inc. (a)	7,464	194,288
CDK Global, Inc.	3,631	227,119
Citrix Systems, Inc. (a)	3,614	329,561
Electronic Arts, Inc. (a)	6,746	562,819
FireEye, Inc. (a)	760	10,298
Fortinet, Inc. (a)	3,315	110,257
Guidewire Software, Inc. (a)	1,648	86,240
Intuit, Inc.	5,656	670,688
Manhattan Associates, Inc. (a)	1,650	84,579
Microsoft Corp.	176,095	11,384,542
Nuance Communications, Inc. (a)	3,725	59,079
Oracle Corp.	6,716	269,379
Parametric Technology Corp. (a)	1,139	59,877
Red Hat, Inc. (a)	4,205	319,075
Salesforce.com, Inc. (a)	14,844	1,174,160
ServiceNow, Inc. (a)	3,659	331,579
Splunk, Inc. (a)	3,002	173,696
SS&C Technologies Holdings, Inc.	3,635	116,793
Symantec Corp.	1,910	52,621
Synopsys, Inc. (a)	373	23,458
Tableau Software, Inc. (a)	1,295	61,953
Tyler Technologies, Inc. (a)	778	113,604
Ultimate Software Group, Inc. (a)	633	122,587
VMware, Inc. Class A (a)	582	50,948
Workday, Inc. Class A (a)(b)	2,733	227,085
		19,017,608
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	116,717	14,163,598
NCR Corp. (a)	2,816	121,144
		14,284,742

TOTAL INFORMATION TECHNOLOGY		80,770,154

MATERIALS - 3.6%
Chemicals - 2.7%
AdvanSix, Inc. (a)	884	22,710
Air Products & Chemicals, Inc.	3,958	553,170
Axalta Coating Systems (a)	3,773	109,417
Celanese Corp. Class A	323	27,261
E.I. du Pont de Nemours & Co.	20,364	1,537,482
Ecolab, Inc.	6,045	726,186
FMC Corp.	2,457	147,813
International Flavors & Fragrances, Inc.	1,880	220,355
LyondellBasell Industries NV Class A	3,560	332,041
Monsanto Co.	6,555	709,972
NewMarket Corp.	160	68,987
PPG Industries, Inc.	6,156	615,662
Praxair, Inc.	5,819	689,202
RPM International, Inc.	3,056	159,707
Sherwin-Williams Co.	1,865	566,606
The Scotts Miracle-Gro Co. Class A	953	87,647
Valspar Corp.	1,813	200,645
W.R. Grace & Co.	897	62,198
		6,837,061
Construction Materials - 0.3%
Eagle Materials, Inc.	1,093	114,306
Martin Marietta Materials, Inc.	1,334	306,286
Vulcan Materials Co.	2,861	367,152
		787,744
Containers & Packaging - 0.5%
Aptargroup, Inc.	361	26,342
Avery Dennison Corp.	2,024	147,792
Ball Corp.	3,968	302,600
Bemis Co., Inc.	389	18,952
Berry Plastics Group, Inc. (a)	2,882	147,068
Crown Holdings, Inc. (a)	3,144	170,310
Graphic Packaging Holding Co.	5,069	63,413
Owens-Illinois, Inc. (a)	3,670	69,363
Packaging Corp. of America	2,167	199,754
Sealed Air Corp.	4,564	221,354
Silgan Holdings, Inc.	858	50,202
		1,417,150
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	6,630	110,390
Royal Gold, Inc.	92	6,640
Southern Copper Corp.	829	31,800
Steel Dynamics, Inc.	803	27,149
		175,979

TOTAL MATERIALS		9,217,934

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	188	20,834
American Tower Corp.	9,769	1,011,092
Boston Properties, Inc.	614	80,373
Care Capital Properties, Inc.	214	5,288
Colony NorthStar, Inc.	4,073	56,696
Crown Castle International Corp.	7,373	647,571
CubeSmart	2,756	69,258
CyrusOne, Inc.	1,560	75,130
Digital Realty Trust, Inc. (b)	2,591	278,869
Empire State Realty Trust, Inc.	1,931	39,566
Equinix, Inc.	1,604	617,508
Equity Lifestyle Properties, Inc.	1,798	132,944
Essex Property Trust, Inc.	621	139,290
Extra Space Storage, Inc.	2,812	202,605
Federal Realty Investment Trust (SBI)	1,618	227,216
Gaming & Leisure Properties	4,327	136,863
Healthcare Trust of America, Inc.	2,358	68,547
Iron Mountain, Inc.	6,046	216,447
Lamar Advertising Co. Class A	1,869	141,147
Life Storage, Inc.	699	56,934
Omega Healthcare Investors, Inc.	1,648	52,851
Outfront Media, Inc.	728	19,969
Public Storage	3,423	735,945
Regency Centers Corp.	377	26,288
Senior Housing Properties Trust (SBI)	727	13,849
Simon Property Group, Inc.	6,468	1,188,624
Tanger Factory Outlet Centers, Inc.	1,984	67,833
Taubman Centers, Inc.	620	43,921
Ventas, Inc.	2,435	150,166
		6,523,624
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	7,030	213,431

TOTAL REAL ESTATE		6,737,055

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	1,855	195,257
Verizon Communications, Inc.	47,541	2,329,984
Zayo Group Holdings, Inc. (a)	3,726	119,083
		2,644,324
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	4,093	254,871

TOTAL TELECOMMUNICATION SERVICES		2,899,195

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dominion Resources, Inc.	873	66,592
TOTAL COMMON STOCKS
(Cost $243,842,701)		252,524,172

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.62% (c)	9,210,839	9,212,682
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	1,506,796	1,507,097
TOTAL MONEY MARKET FUNDS
(Cost $10,719,680)		10,719,779
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $254,562,381)		263,243,951
NET OTHER ASSETS (LIABILITIES) - (3.9)%(e)		(9,814,911)
NET ASSETS - 100%		$253,429,040

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P 500 Index Contracts (United States)	March 2017	909,800	$12,245

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $57,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,752
Fidelity Securities Lending Cash Central Fund	532
Total	$14,284

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $254,608,545. Net unrealized appreciation aggregated $8,635,406, of which $12,005,354 related to appreciated investment securities and $3,369,948 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017